UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21295
JPMorgan Trust I
(Exact name of registrant as specified in charter)
522 Fifth Avenue New York, New York		10036
(Address of principal executive offices)		(Zip code)

Stephen M. Benham 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 480-4111

Date of fiscal year end:	December 31, 2005

Date of reporting period:	March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of March 31, 2005

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2005.

JPMorgan Capital Growth Fund

Schedule of Portfolio Investments

As of March 31, 2005 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
COMMON STOCKS — 99.0%
Aerospace & Defense — 3.1%
65	L-3 Communications Holdings, Inc.	$4,638
126	Precision Castparts Corp.	9,668
147	Rockwell Collins, Inc.	7,017
		21,323
Airlines — 0.7%
364	Southwest Airlines Co.	5,185
Auto Components — 1.1%
158	Autoliv, Inc.	7,550
Biotechnology — 3.0%
104	Celgene Corp. (a)	3,524
147	Genzyme Corp. (a)	8,397
82	Invitrogen Corp. (a)	5,688
74	OSI Pharmaceuticals, Inc. (a)	3,070
		20,679
Capital Markets — 2.5%
419	Ameritrade Holding Corp. (a)	4,281
130	Eaton Vance Corp.	3,047
104	Investors Financial Services Corp.	5,106
89	T. Rowe Price Group, Inc.	5,294
		17,728
Commercial Banks — 1.3%
121	North Fork Bancorp, Inc.	3,348
83	Zions Bancorp	5,750
		9,098
Commercial Services & Supplies — 4.0%
111	ChoicePoint, Inc. (a)	4,452
84	Dun & Bradstreet Corp. (a)	5,174
110	HNI Corp.	4,953
151	Manpower, Inc.	6,561
208	West Corp. (a)	6,650
		27,790
Communications Equipment — 1.8%
116	Harris Corp.	3,801
111	Research In Motion Ltd. (a)	8,490
		12,291
Computers & Peripherals — 3.0%
130	Apple Computer, Inc. (a)	5,396
275	NCR Corp. (a)	9,285
226	Network Appliance, Inc. (a)	6,246
		20,927
Construction & Engineering — 1.2%
162	Jacobs Engineering Group, Inc. (a)	8,411
Consumer Finance — 1.2%
345	AmeriCredit Corp. (a)	8,089
Diversified Financial Services — 1.9%
296	CapitalSource, Inc. (a)	6,799
166	CIT Group, Inc.	6,293
		13,092
Electrical Equipment — 1.6%
91	Hubbell, Inc., Class B	4,625
111	Rockwell Automation, Inc.	6,281
		10,906
Electronic Equipment & Instruments — 5.8%
387	Amphenol Corp., Class A	14,338
278	Arrow Electronics, Inc. (a)	7,050
67	Dolby Laboratories, Inc. (a)	1,572
266	Jabil Circuit, Inc. (a)	7,589
128	National Instruments Corp.	3,452
167	Tech Data Corp. (a)	6,204
		40,205
Energy Equipment & Services — 3.3%
95	BJ Services Co.	4,913
218	Grant Prideco, Inc. (a)	5,274

107	Nabors Industries Ltd. (a)	6,325
122	Noble Corp.	6,852
		23,364
Health Care Equipment & Supplies — 5.7%
140	Bausch & Lomb, Inc.	10,247
122	Beckman Coulter, Inc.	8,124
74	Biomet, Inc.	2,688
236	Cytyc Corp. (a)	5,428
136	Fisher Scientific International, Inc. (a)	7,738
66	Zimmer Holdings, Inc. (a)	5,143
		39,368
Health Care Providers & Services — 10.8%
93	Aetna, Inc.	6,940
130	Caremark Rx, Inc. (a)	5,163
98	Coventry Health Care, Inc. (a)	6,678
235	DaVita, Inc. (a)	9,851
104	Laboratory Corp. of America Holdings (a)	5,001
189	Manor Care, Inc.	6,887
91	McKesson Corp.	3,431
186	Medco Health Solutions, Inc. (a)	9,210
199	Omnicare, Inc.	7,069
130	Renal Care Group, Inc. (a)	4,925
197	Triad Hospitals, Inc. (a)	9,870
		75,025
Hotels, Restaurants & Leisure — 8.5%
247	Applebees International, Inc.	6,799
179	Brinker International, Inc. (a)	6,473
402	Caesars Entertainment, Inc. (a)	7,961
141	Cheesecake Factory, Inc. (The (a)	4,983
298	Hilton Hotels Corp.	6,651
126	International Speedway Corp., Class A	6,835
88	Marriott International, Inc., Class A	5,890
178	Royal Caribbean Cruises Ltd.	7,946
80	Station Casinos, Inc.	5,404
		58,942
Household Durables — 0.5%
37	Harman International Industries, Inc.	3,282
Insurance — 0.8%
72	AMBAC Financial Group, Inc.	5,416
Internet Software & Services — 0.8%
186	VeriSign, Inc. (a)	5,324
IT Services — 2.5%
91	Affiliated Computer Services, Inc., Class A (a)	4,826
141	Alliance Data Systems Corp. (a)	5,676
166	CheckFree Corp. (a)	6,766
6	Global Payments, Inc.	355
		17,623
Leisure Equipment & Products — 2.8%
294	Brunswick Corp.	13,783
87	Polaris Industries, Inc.	6,089
		19,872
Machinery — 3.6%
169	Harsco Corp.	10,068
84	ITT Industries, Inc.	7,576
94	Oshkosh Truck Corp.	7,674
		25,318
Metals & Mining — 1.0%
152	Consol Energy, Inc.	7,159
Multiline Retail — 0.7%
219	Dollar General Corp.	4,807
Office Electronics — 1.5%
370	Xerox Corp. (a)	5,608
103	Zebra Technologies Corp., Class A (a)	4,869
		10,477
Oil & Gas — 2.4%
86	Newfield Exploration Co. (a)	6,412
59	Premcor, Inc.	3,527
200	Talisman Energy, Inc.	6,832
		16,771
Pharmaceuticals — 2.1%
164	Nektar Therapeutics (a)	2,290

114	Sepracor, Inc. (a)	6,525
249	Valeant Pharmaceuticals International	5,600
		14,415
Road & Rail — 0.9%
140	Hunt (J.B.) Transport Services, Inc.	6,110
Semiconductors & Semiconductor Equipment — 4.0%
155	Broadcom Corp., Class A (a)	4,638
85	KLA-Tencor Corp. (a)	3,897
178	Lam Research Corp. (a)	5,134
213	Linear Technology Corp.	8,154
243	Microchip Technology, Inc.	6,317
		28,140
Software — 4.0%
110	Adobe Systems, Inc.	7,389
294	Citrix Systems, Inc. (a)	7,006
168	Cognos, Inc. (a)	7,035
229	Computer Associates International, Inc.	6,196
		27,626
Specialty Retail — 8.7%
119	Abercrombie & Fitch Co.	6,812
153	Advance Auto Parts, Inc. (a)	7,696
210	CarMax, Inc. (a)	6,628
353	Circuit City Stores, Inc.	5,659
242	Foot Locker, Inc.	7,093
207	Pacific Sunwear of California, Inc. (a)	5,781
191	Petco Animal Supplies, Inc. (a)	7,023
237	Ross Stores, Inc.	6,912
208	Tiffany & Co.	7,173
		60,777
Textiles, Apparel & Luxury Goods — 0.7%
84	Coach, Inc. (a)	4,763
Trading Companies & Distributors — 0.7%
163	MSC Industrial Direct Co.	4,990
Wireless Telecommunication Services — 0.8%
95	NII Holdings, Inc. (a)	5,457
	Total Common Stocks
	(Cost $595,960)	688,300

SHORT-TERM INVESTMENTS — 9.8%
Investment Companies — 2.4%
16,417	JPMorgan Prime Money Market Fund (b) (m)	16,417
	(Amortized Cost $16,417)

Principal Amount
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 7.4%
Repurchase Agreement — 7.4%
$51,322	Cantor Fitzgerald Securities, 2.91%, dated 03/31/05, due 04/01/05, repurchase price $51,326, collateralized by U.S. Government Agency Securities	51,322
	(Amortized Cost $51,322)

Total Investments — 108.8%
(Cost/Amortized Cost $663,699)		756,039
Other Liabilities in Excess of Assets — (8.8)%		(61,008)
Net Assets — 100.0%		$695,031

(a)                                  Non-income producing security.

(b)                                 Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.

(m)                               All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$103,465
Aggregate gross unrealized depreciation	(11,125)
Net unrealized appreciation/depreciation	$92,340

Federal income tax cost of investments	$663,699

JPMorgan Disciplined Equity Fund
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value
COMMON STOCKS — 99.1%
Aerospace & Defense — 2.2%
27	Lockheed Martin Corp.	$1,636
71	Northrop Grumman Corp.	3,838
32	Raytheon Co.	1,235
55	United Technologies Corp.	5,551
		12,260
Air Freight & Logistics — 0.7%
2	FedEx Corp.	160
54	United Parcel Service, Inc., Class B	3,913
		4,073
Auto Components — 0.5%
27	Johnson Controls, Inc.	1,522
26	Lear Corp.	1,140
		2,662
Automobiles — 0.1%
15	General Motors Corp.	429
1	Harley-Davidson, Inc.	75
		504
Beverages — 2.8%
19	Anheuser-Busch Cos., Inc.	877
240	Coca-Cola Co. (The)	10,005
88	PepsiCo, Inc.	4,672
		15,554
Biotechnology — 1.8%
94	Amgen, Inc. (a)	5,443
4	Biogen Idec, Inc. (a)	138
72	Gilead Sciences, Inc. (a)	2,563
3	MedImmune, Inc. (a)	67
46	OSI Pharmaceuticals, Inc. (a)	1,914
		10,125
Building Products — 0.0% (g)
3	Masco Corp.	108
Capital Markets — 4.2%
4	Ameritrade Holding Corp. (a)	44
20	Bank of New York Co., Inc. (The)	593
336	Charles Schwab Corp. (The)	3,529
19	E*Trade Financial Corp. (a)	224
34	Goldman Sachs Group, Inc.	3,784
41	Mellon Financial Corp.	1,173
157	Morgan Stanley	8,960
128	State Street Corp.	5,596
		23,903
Chemicals — 2.1%
51	Air Products & Chemicals, Inc.	3,196
101	Nalco Holding Co. (a)	1,908

73	Praxair, Inc.	3,513
63	Rohm & Haas Co.	3,038
		11,655
Commercial Banks — 4.7%
158	Bank of America Corp.	6,946
6	BB&T Corp.	242
5	Comerica, Inc.	253
4	KeyCorp	136
12	Marshall & Ilsley Corp.	497
89	North Fork Bancorp, Inc.	2,469
14	PNC Financial Services Group, Inc.	721
9	TCF Financial Corp.	250
258	U.S. Bancorp	7,430
116	Wells Fargo & Co.	6,907
13	Zions Bancorp	883
		26,734
Communications Equipment — 3.3%
456	Cisco Systems, Inc. (a)	8,151
219	Corning, Inc. (a)	2,442
31	Juniper Networks, Inc. (a)	677
110	Motorola, Inc.	1,645
147	QUALCOMM, Inc.	5,384
		18,299
Computers & Peripherals — 3.8%
100	Dell, Inc. (a)	3,854
247	EMC Corp. (a)	3,039
163	Hewlett-Packard Co.	3,565
92	International Business Machines Corp.	8,416
25	Lexmark International, Inc., Class A (a)	1,967
20	NCR Corp. (a)	675
		21,516
Consumer Finance — 1.0%
5	American Express Co.	272
222	MBNA Corp.	5,453
		5,725
Containers & Packaging — 0.2%
91	Smurfit-Stone Container Corp. (a)	1,403
Diversified Financial Services — 3.5%
64	CIT Group, Inc.	2,440
385	Citigroup, Inc.	17,320
		19,760
Diversified Telecommunication Services — 2.6%
51	MCI, Inc.	1,266
156	SBC Communications, Inc.	3,696
109	Sprint Corp.	2,468
207	Verizon Communications, Inc.	7,359
		14,789
Electric Utilities — 2.1%
25	Consolidated Edison, Inc.	1,063
32	Edison International	1,101
4	Entergy Corp.	254
35	FPL Group, Inc.	1,401

18	Northeast Utilities	341
39	PG&E Corp.	1,333
39	Pinnacle West Capital Corp.	1,675
35	PPL Corp.	1,879
9	Wisconsin Energy Corp.	313
134	Xcel Energy, Inc.	2,297
		11,657
Energy Equipment & Services — 0.7%
57	Baker Hughes, Inc.	2,514
2	Cooper Cameron Corp. (a)	86
33	Pride International, Inc. (a)	825
23	Rowan Cos., Inc.	697
		4,122
Food & Staples Retailing — 1.7%
15	CVS Corp.	763
49	Sysco Corp.	1,765
138	Wal-Mart Stores, Inc.	6,920
		9,448
Health Care Equipment & Supplies — 2.3%
14	Bausch & Lomb, Inc.	1,034
33	Biomet, Inc.	1,194
179	Boston Scientific Corp. (a)	5,231
41	Guidant Corp.	2,993
29	Zimmer Holdings, Inc. (a)	2,280
		12,732
Health Care Providers & Services — 2.5%
49	Aetna, Inc.	3,643
4	CIGNA Corp.	357
31	HCA, Inc.	1,655
29	McKesson Corp.	1,080
6	WellPoint, Inc. (a)	752
54	WellPoint, Inc. (a)	6,731
		14,218
Hotels, Restaurants & Leisure — 2.4%
54	Carnival Corp.	2,793
26	Hilton Hotels Corp.	590
49	International Game Technology	1,309
43	Marriott International, Inc., Class A	2,862
102	McDonald’s Corp.	3,173
14	MGM Mirage (a)	970
6	Starwood Hotels & Resorts Worldwide, Inc.	348
10	Wendy’s International, Inc.	371
17	Yum! Brands, Inc.	901
		13,317
Household Durables — 0.7%
14	Centex Corp.	825
19	Fortune Brands, Inc.	1,508
- (h)	KB Home	12
23	Lennar Corp., Class A	1,281
5	Mohawk Industries, Inc. (a)	404
- (h)	Pulte Homes, Inc.	29
		4,059

Household Products — 1.9%
203	Procter & Gamble Co.	10,748
Industrial Conglomerates — 6.1%
47	3M Co.	3,993
640	General Electric Co.	23,086
222	Tyco International Ltd.	7,510
		34,589
Insurance — 4.1%
80	Aflac, Inc. (m)	2,962
59	AMBAC Financial Group, Inc.	4,388
52	American International Group, Inc.	2,876
4	Assurant, Inc.	138
71	Genworth Financial, Inc., Class A	1,954
55	Hartford Financial Services Group, Inc.	3,791
37	MBIA, Inc.	1,945
62	Metlife, Inc.	2,409
- (h)	Progressive Corp. (The)	9
8	Protective Life Corp.	310
2	St. Paul Travelers Cos., Inc. (The)	77
11	Torchmark Corp.	574
38	W.R. Berkley Corp.	1,880
		23,313
Internet & Catalog Retail — 0.7%
102	eBay, Inc. (a)	3,793
IT Services — 0.6%
17	Affiliated Computer Services, Inc., Class A (a)	910
56	First Data Corp.	2,198
		3,108
Leisure Equipment & Products — 0.2%
55	Hasbro, Inc.	1,121
10	Mattel, Inc.	207
		1,328
Machinery — 1.2%
13	Caterpillar, Inc.	1,225
12	Danaher Corp.	641
43	Deere & Co.	2,867
29	Eaton Corp.	1,916
		6,649
Media — 4.6%
61	E.W. Scripps Co., Class A	2,964
39	EchoStar Communications Corp., Class A	1,141
72	Gannett Co., Inc.	5,717
78	News Corp., Class A	1,327
270	Time Warner, Inc. (a)	4,733
2	Tribune Co.	64
252	Viacom, Inc., Class B	8,763
33	Walt Disney Co.	951
		25,660
Metals & Mining — 0.8%
79	Alcoa, Inc.	2,391
42	United States Steel Corp.	2,136
		4,527

Multi-Utilities & Unregulated Power — 1.1%
22	CMS Energy Corp. (a)	288
17	Constellation Energy Group, Inc.	889
57	Dominion Resources, Inc.	4,258
65	Dynegy, Inc., Class A (a)	254
11	SCANA Corp.	424
		6,113
Multiline Retail — 1.6%
22	Dollar General Corp.	473
- (h)	Family Dollar Stores, Inc.	9
30	Federated Department Stores, Inc.	1,878
63	Kohl’s Corp. (a)	3,242
68	Target Corp.	3,381
		8,983
Oil & Gas — 8.0%
21	Anadarko Petroleum Corp.	1,613
26	Apache Corp.	1,580
106	ChevronTexaco Corp.	6,193
68	ConocoPhillips	7,344
26	Devon Energy Corp.	1,237
320	Exxon Mobil Corp.	19,066
1	Marathon Oil Corp.	23
3	Murphy Oil Corp.	286
5	Occidental Petroleum Corp.	327
87	Unocal Corp.	5,361
26	Valero Energy Corp.	1,883
		44,913
Paper & Forest Products — 0.1%
1	Bowater, Inc.	34
9	International Paper Co.	327
		361
Personal Products — 0.8%
90	Gillette Co. (The)	4,528
Pharmaceuticals — 5.9%
28	Bristol-Myers Squibb Co.	715
114	Eli Lilly & Co.	5,945
68	Forest Laboratories, Inc. (a)	2,509
179	Johnson & Johnson	11,988
5	Medicis Pharmaceutical Corp., Class A	153
225	Pfizer, Inc.	5,903
29	Schering-Plough Corp.	523
40	Sepracor, Inc. (a)	2,285
23	Watson Pharmaceuticals, Inc. (a)	694
57	Wyeth	2,392
		33,107
Real Estate — 0.5%
15	CarrAmerica Realty Corp. (REIT)	479
11	Duke Realty Corp. (REIT)	316
6	Kimco Realty Corp. (REIT)	313
24	Mack-Cali Realty Corp. (REIT)	1,004
20	Prologis (REIT)	742
		2,854

Road & Rail — 0.8%
67	CSX Corp.	2,803
46	Norfolk Southern Corp.	1,690
		4,493
Semiconductor Equipment — 0.2%
23	SPX Corp.	1,008
Semiconductors & Semiconductor Equipment — 2.7%
81	Altera Corp. (a)	1,610
107	Analog Devices, Inc.	3,863
55	Broadcom Corp., Class A (a)	1,637
217	Intel Corp.	5,041
56	Intersil Corp., Class A	973
23	Linear Technology Corp.	870
44	Xilinx, Inc.	1,289
		15,283
Software — 4.0%
653	Microsoft Corp.	15,790
544	Oracle Corp. (a)	6,791
		22,581
Specialty Retail — 2.7%
8	Abercrombie & Fitch Co.	475
18	Bed Bath & Beyond, Inc. (a)	658
- (h)	Best Buy Co., Inc.	16
20	Foot Locker, Inc.	577
173	Home Depot, Inc.	6,619
90	Lowe’s Cos., Inc.	5,132
3	Ross Stores, Inc.	90
54	Staples, Inc.	1,707
- (h)	TJX Cos., Inc.	3
		15,277
Textiles, Apparel & Luxury Goods — 0.9%
56	Jones Apparel Group, Inc.	1,876
41	Nike, Inc., Class B	3,382
		5,258
Thrifts & Mortgage Finance — 1.4%
103	Countrywide Financial Corp.	3,340
11	Doral Financial Corp.	241
14	Federal National Mortgage Association	762
5	Federal Home Loan Mortgage Corp.	304
80	Washington Mutual, Inc.	3,152
		7,799
Tobacco — 1.9%
161	Altria Group, Inc.	10,508
Wireless Telecommunication Services — 0.4%
72	Nextel Communications, Inc., Class A (a)	2,049
	Total Common Stocks
	(Cost $432,009)	557,453

Principal Amount
SHORT-TERM INVESTMENTS — 0.9%
Investment Companies — 0.8%
4,447	JPMorgan Prime Money Market Fund (b) (m)	4,447

U.S. Treasury Obligations — 0.1%
700	U.S. Treasury Bill 1.50%, 07/31/05 (k)	697
	Total Short-Term Investments
	(Amortized Cost $5,146)	5,144
Total Investments — 100.0%
(Cost/Amortized Cost $437,155)		562,597
Other Assets Less Liabilities — 0.0% (g)		181
Net Assets — 100.0%		$562,778

REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$131,477
Aggregate gross unrealized depreciation	(6,035)
Net unrealized appreciation/depreciation	$125,442

Federal income tax on investments	$437,155

Futures Contracts
(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 03/31/05	Unrealized Depreciation
17	S&P 500 Index	June, 2005	$5,128	$(96)

JPMorgan Diversified Fund
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Shares		Security Description	Value
COMMON STOCKS — 65.7%
Aerospace & Defense — 1.0%
1		Armor Holdings, Inc. (a) (m)	$19
2		Aviall, Inc. (a) (m)	42
1		BE Aerospace, Inc. (a) (m)	13
—	(h)	Curtiss-Wright Corp.	17
2		Esterline Technologies Corp. (a)	52
1		Heico Corp.	14
—	(h)	Hexcel Corp. (a)	6
1		Kaman Corp., Class A	10
27		Lockheed Martin Corp.	1,643
3		Moog, Inc., Class A (a)	127
24		Northrop Grumman Corp.	1,301
2		Orbital Sciences Corp. (a)	22
13		Raytheon Co.	491
—	(h)	Triumph Group, Inc. (a)	1
41		United Technologies Corp.	4,192
			7,950
Air Freight & Logistics — 0.6%
1		FedEx Corp.	75
30		TPG N.V.	866
51		United Parcel Service, Inc., Class B	3,743
			4,684
Airlines — 0.0% (g)
—	(h)	Continental Airlines, Inc., Class B (a)	4
2		Delta Air Lines, Inc. (a)	9
3		ExpressJet Holdings, Inc. (a)	39
—	(h)	FLYi, Inc. (a)	—	(h)
2		Mesa Air Group, Inc. (a)	13
—	(h)	Northwest Airlines Corp. (a)	2
1		Pinnacle Airlines Corp. (a)	14
2		Skywest, Inc.	35
			116
Auto Components — 0.2%
2		ArvinMeritor, Inc. (m)	23
3		Goodyear Tire & Rubber Co. (The) (a)	43
1		Hayes Lemmerz International, Inc. (a)	6
25		Johnson Controls, Inc.	1,419
8		Lear Corp.	333
—	(h)	Sauer-Danfoss, Inc.	7
1		Stoneridge, Inc. (a)	11
2		Tenneco Automotive, Inc. (a)	29
38		TI Automotive Ltd., Class A (a)	—	(h)
			1,871
Automobiles — 0.5%
12		Bayerische Motoren Werke (BMW) AG	524
1		Fleetwood Enterprises, Inc. (a)	8
7		General Motors Corp.	191
11		Honda Motor Co., Ltd.	539
25		Peugeot S.A.	1,598
1		Thor Industries, Inc.	39
22		Toyota Motor Corp.	812
—	(h)	Winnebago Industries, Inc.	9
			3,720
Beverages — 1.5%
8		Anheuser-Busch Cos., Inc. (m)	384
178		Coca-Cola Co. (The)	7,421
53		PepsiCo, Inc.	2,821
28		SABMiller plc	441
			11,067

Biotechnology — 1.1%
1		Abgenix, Inc. (a) (m)	4
1		Alexion Pharmaceuticals, Inc. (a) (m)	26
1		Alkermes, Inc. (a) (m)	8
76		Amgen, Inc. (a) (m)	4,428
1		Applera Corp.-Celera Genomics Group (a) (m)	7
5		Biogen Idec, Inc. (a)	155
1		Cell Genesys, Inc. (a)	3
1		Corixa Corp. (a)	2
3		Cubist Pharmaceuticals, Inc. (a)	27
3		CV Therapeutics, Inc. (a)	51
—	(h)	Diversa Corp. (a)	2
1		Encysive Pharmaceuticals, Inc. (a)	13
1		Enzon Pharmaceuticals, Inc. (a)	7
—	(h)	Exelixis, Inc. (a)	3
8		Genelabs Technologies (a)	5
55		Gilead Sciences, Inc. (a)	1,975
5		Incyte Corp. (a)	31
1		Ligand Pharmaceuticals, Inc., Class B (a)	5
1		Maxygen, Inc. (a)	7
1		MedImmune, Inc. (a)	17
1		Myriad Genetics, Inc. (a)	15
37		OSI Pharmaceuticals, Inc. (a)	1,534
		Pharmion Corp. (a)	12
2		Rigel Pharmaceuticals, Inc. (a)	25
1		Seattle Genetics, Inc. (a)	5
—	(h)	Tanox, Inc. (a)	3
—	(h)	Techne Corp. (a)	16
1		Telik, Inc. (a)	13
1		Transkaryotic Therapies, Inc. (a)	12
1		United Therapeutics Corp. (a)	37
1		Vertex Pharmaceuticals, Inc. (a)	10
1		Vicuron Pharmaceuticals, Inc. (a)	14
			8,472
Building Products — 0.1%
—	(h)	ElkCorp	18
2		Griffon Corp. (a)	32
2		Jacuzzi Brands, Inc. (a)	19
3		Lennox International, Inc.	57
2		Masco Corp.	80
1		NCI Building Systems, Inc. (a)	35
3		Universal Forest Products, Inc.	110
1		USG Corp. (a)	26
1		York International Corp.	35
			412
Capital Markets — 2.4%
1		Affiliated Managers Group, Inc. (a) (m)	32
22		Bank of New York Co., Inc. (The) (m)	625
168		Charles Schwab Corp. (The)	1,762
187		Daiwa Securities Group, Inc.	1,226
12		E*Trade Financial Corp. (a)	142
13		Goldman Sachs Group, Inc.	1,430
1		Knight Trading Group, Inc., Class A (a)	9
24		Mellon Financial Corp.	671
126		Morgan Stanley	7,203
—	(h)	National Financial Partners Corp.	16
82		State Street Corp.	3,602
19		UBS AG (Registered)	1,575
			18,293

Chemicals — 1.5%
51		Air Products & Chemicals, Inc. (m)	3,234
1		Albemarle Corp. (m)	26
8		BASF AG	571
37		Bayer AG	1,218
1		Cytec Industries, Inc.	27
1		FMC Corp. (a)	38
2		Georgia Gulf Corp.	78
—	(h)	H.B. Fuller Co.	9
1		Headwaters, Inc. (a)	16
2		Hercules, Inc. (a)	23
—	(h)	Kronos Worlwide, Inc.	4
124		Mitsui Chemicals, Inc.	691
2		Mosiac Co. (The) (a)	34
78		Nalco Holding Co. (a)	1,463
1		NewMarket Corp. (a)	9
3		PolyOne Corp. (a)	23
59		Praxair, Inc.	2,818
27		Rohm & Haas Co.	1,282
1		Terra Industries, Inc. (a)	7
3		W.R. Grace & Co. (a)	22
1		Wellman, Inc.	15
			11,608
Commercial Banks — 4.0%
—	(h)	ABC Bancorp (m)	6
9		Alpha Bank AE (a)	315
1		Amcore Financial, Inc. (m)	20
262		Banca Intesa S.p.A.	1,331
—	(h)	BancFirst Corp. (m)	7
77		Bank of America Corp. (m)	3,409
2		Bank of the Ozarks, Inc. (m)	51
3		BB & T Corp.	113
28		BNP Paribas	2,004
—	(h)	Capital Corp. of the West	5
—	(h)	Capitol Bancorp Ltd.	12
—	(h)	Center Financial Corp.	4
1		Central Pacific Financial Corp.	27
—	(h)	Chemical Financial Corp.	14
—	(h)	City Holdings Co.	9
—	(h)	City National Corp.	30
1		Columbia Banking System, Inc.	12
1		Comerica, Inc.	50
2		Community Bank System, Inc.	44
—	(h)	Community Trust Bancorp, Inc.	12
19		DBS Group Holdings Ltd.	171
2		EuroBancshares, Inc. (a)	27
1		First Bancorp	38
—	(h)	First Republic Bank	15
1		First State Bancorporation/NM	23
—	(h)	Glacier Bancorp, Inc.	12
1		Gold Banc Corp., Inc.	18
1		Greater Bay Bancorp	17
181		HSBC Holdings plc	2,870
1		IBERIABANK Corp.	51
1		Independent Bank Corp.	32
2		Irwin Financial Corp.	48
8		KeyCorp	250
8		Kookmin Bank (ADR) (a)	340
—	(h)	Macatawa Bank Corp.	3
3		Marshall & Ilsley Corp.	125
—	(h)	MB Financial, Inc.	11
—	(h)	Mercantile Bank Corp.	12
—	(h)	Nara Bancorp, Inc.	6
70		North Fork Bancorp, Inc.	1,928
1		Oriental Financial Group	18
—	(h)	Peoples Bancorp, Inc.	8
5		PNC Financial Services Group, Inc.	242
2		PrivateBancorp, Inc.	50

1		Republic Bancorp, Inc.	16
—	(h)	Republic Bancorp, Inc., Class A (m)	2
123		Royal Bank of Scotland Group plc	3,924
—	(h)	Simmons First National Corp., Class A	7
—	(h)	Southwest Bancorp, Inc.	2
—	(h)	State Financial Services Corp.	4
—	(h)	Sterling Bancorp	9
2		Sterling Bancshares, Inc.	34
—	(h)	Sumitomo Mitsui Financial Group, Inc.	452
2		Summit Bancshares, Inc.	39
1		Sun Bancorp, Inc. (a)	11
—	(h)	Taylor Capital Group, Inc.	3
7		TCF Financial Corp.	182
—	(h)	TriCo Bancshares	6
144		U.S. Bancorp	4,159
—	(h)	UFJ Holdings, Inc. (a)	2,026
—	(h)	Umpqua Holdings Corp.	7
82		Wells Fargo & Co.	4,898
1		West Coast Bancorp	26
1		Westamerica Bancorporation	47
—	(h)	Western Sierra Bancorp, Class B (a)	3
1		Wilshire Bancorp, Inc.	10
—	(h)	Wintrust Financial Corp.	19
9		Zions Bancorp	628
			30,304
Commercial Services & Supplies — 0.1%
3		Angelica Corp. (m)	70
—	(h)	Banta Corp. (m)	13
—	(h)	Charles River Associates, Inc. (a)	5
—	(h)	Coinstar, Inc. (a)	6
—	(h)	DiamondCluster International, Inc. (a)	6
1		Dollar Financial Corp. (a)	9
1		Duratek, Inc. (a)	14
—	(h)	General Binding Corp. (a)	4
1		Geo Group, Inc. (The) (a)	20
—	(h)	Gevity HR, Inc.	2
1		Heidrick & Struggles, Inc. (a)	48
—	(h)	Imagistics International, Inc. (a)	14
—	(h)	Interpool, Inc.	9
1		John H. Harland Co.	24
—	(h)	Korn/Ferry International (a)	6
2		Labor Ready, Inc. (a)	28
1		Navigant Consulting Co. (a)	35
1		Sitel Corp. (a)	2
1		SOURCECORP, Inc. (a)	10
1		Spherion Corp. (a)	6
2		TeleTech Holdings, Inc. (a)	30
1		United Stationers, Inc. (a)	23
—	(h)	Vertrue, Inc. (a)	4
—	(h)	Waste Connections, Inc. (a)	14
			402
Communications Equipment — 1.8%
1		Ariba, Inc. (a) (m)	4
2		Arris Group, Inc. (a) (m)	12
2		Aspect Communications Corp. (a) (m)	17
—	(h)	Audiovox Corp. (a) (m)	5
—	(h)	Bel Fuse, Inc., Class B (m)	9
1		Black Box Corp.	22
1		C-COR, Inc. (a)	7
306		Cisco Systems, Inc. (a)	5,473
—	(h)	Computer Network Technology Corp. (a)	1
—	(h)	Comtech Telecommunications Corp. (a)	16
192		Corning, Inc. (a)	2,132
—	(h)	Ditech Communications Corp. (a)	5
—	(h)	Echelon Corp. (a)	3

1		Extreme Networks, Inc. (a)	8
1		Finisar Corp. (a)	1
1		Harmonic, Inc. (a)	8
—	(h)	Interdigital Communications Corp. (a)	6
2		Inter-Tel, Inc.	46
12		Juniper Networks, Inc. (a)	256
106		Motorola, Inc.	1,581
2		MRV Communications, Inc. (a)	7
1		Netgear, Inc. (a)	11
—	(h)	PC-Tel, Inc. (a)	2
98		QUALCOMM, Inc.	3,595
1		Redback Networks, Inc. (a)	3
—	(h)	Remec, Inc. (a)	2
1		SafeNet, Inc. (a)	20
1		Spirent plc (a)	1
2		Symmetricom, Inc. (a)	27
1		Tekelec (a)	14
—	(h)	Terayon Communication Systems, Inc. (a)	1
1		Westell Technologies, Inc. (a)	7
			13,302
Computers & Peripherals — 2.0%
2		Adaptec, Inc. (a) (m)	12
1		Advanced Digital Information Corp. (a) (m)	6
4		Brocade Communications Systems, Inc. (a)	24
64		Dell, Inc. (a)	2,472
1		Dot Hill Systems Corp. (a)	3
—	(h)	Electronics for Imaging, Inc. (a)	6
172		EMC Corp. (a)	2,119
136		Fujitsu Ltd.	814
2		Gateway, Inc. (a)	6
125		Hewlett-Packard Co.	2,745
1		Hutchinson Technology, Inc. (a)	38
1		Hypercom Corp. (a)	3
1		Imation Corp.	31
1		Intergraph Corp. (a)	26
59		International Business Machines Corp.	5,349
1		Komag, Inc. (a)	25
18		Lexmark International, Inc., Class A (a)	1,447
10		NCR Corp. (a)	334
1		PalmOne, Inc. (a)	18
2		Quantum Corp. (a)	6
4		Silicon Graphics, Inc. (a)	5
—	(h)	Stratasys, Inc. (a)	3
—	(h)	Synaptics, Inc. (a)	9
—	(h)	Unova, Inc. (a)	9
			15,510
Construction & Engineering — 0.0% (g)
—	(h)	Dycom Industries, Inc. (a)	9
2		MasTec, Inc. (a)	16
1		Quanta Services, Inc. (a)	4
—	(h)	URS Corp. (a)	9
1		Washington Group International, Inc. (a)	22
			60
Construction Materials — 0.2%
—	(h)	Ameron International Corp. (m)	14
39		CRH plc	1,027
—	(h)	Eagle Materials, Inc.	32
2		Lafarge S.A.	219
—	(h)	Texas Industries, Inc.	22
			1,314
Consumer Finance — 0.7%
—	(h)	ACE Cash Express, Inc. (a) (m)	7
—	(h)	Advanta Corp. (m)	7
2		American Express Co. (m)	108
—	(h)	Asta Funding, Inc. (m)	2

4		Cash America International, Inc.	79
1		CompuCredit Corp. (a)	29
—	(h)	Credit Acceptance Corp. (a)	2
219		MBNA Corp.	5,381
—	(h)	Metris Cos., Inc. (a)	5
1		World Acceptance Corp. (a)	23
			5,643
Containers & Packaging — 0.1%
5		Crown Holdings, Inc. (a)	74
—	(h)	Greif, Inc., Class A	28
1		Silgan Holdings, Inc.	55
41		Smurfit-Stone Container Corp. (a)	626
2		Temple-Inland, Inc.	160
			943
Distributors — 0.0% (g)
1		WESCO International, Inc. (a)	14
Diversified Financial Services — 2.4%
59		CIT Group, Inc.	2,243
312		Citigroup, Inc.	14,003
—	(h)	Encore Capital Group, Inc. (a)	2
—	(h)	eSpeed, Inc., Class A (a)	1
2		GATX Corp.	50
62		ING Groep N.V. (CVA)	1,887
2		Technology Investment Capital Corp.	33
			18,219
Diversified Telecommunication Services — 2.1%
1		Broadwing, Corp. (a)	3
9		Cincinnati Bell, Inc. (a)	37
1		CT Communications, Inc.	13
4		ITC Deltacom, Inc. (a)	3
23		MCI, Inc.	573
—	(h)	Nippon Telegraph & Telephone Corp.	1,344
79		Portugal Telecom SGPS S.A. (Registered)	932
8		Premiere Global Services, Inc. (a)	93
2		Primus Telecom Group (a)	3
212		Royal KPN N.V.	1,894
120		SBC Communications, Inc.	2,839
503		Singapore Telecommunications Ltd.	786
71		Sprint Corp.	1,616
1		Talk America Holdings, Inc. (a)	3
1		Time Warner Telecom, Inc., Class A (a)	5
155		Verizon Communications, Inc.	5,515
			15,659
Electric Utilities — 1.3%
—	(h)	Black Hills Corp.	13
4		Consolidated Edison, Inc.	181
22		E.On AG	1,919
41		Edison International	1,410
1		El Paso Electric Co. (a)	17
12		FPL Group, Inc.	474
—	(h)	Idacorp, Inc.	8
—	(h)	MGE Energy, Inc.	3
12		Northeast Utilities	223
18		PG&E Corp.	621
35		Pinnacle West Capital Corp.	1,484
2		PNM Resources, Inc.	51
18		PPL Corp.	972
32		Scottish & Southern Energy plc	530
3		Sierra Pacific Resources (a)	35
27		Tokyo Electric Power Co., Inc. (The)	649
—	(h)	UIL Holdings Corp.	5
1		Unisource Energy Corp.	40
74		Xcel Energy, Inc.	1,276
			9,911

Electrical Equipment — 0.1%
2		Alamosa Holdings, Inc. (a) (m)	26
1		Encore Wire Corp. (a)	10
49		Hon Hai Precision Industry (GDR) (Registered)	432
—	(h)	Penn Engineering & Manufacturing Corp.	7
—	(h)	Power-One, Inc. (a)	2
—	(h)	Valence Technology, Inc. (a)	1
			478
Electronic Equipment & Instruments — 0.3%
1		Aeroflex, Inc. (a) (m)	9
2		Agilysis, Inc. (m)	33
2		Anixter International, Inc. (a) (m)	58
—	(h)	BEI Technologies, Inc. (m)	2
1		Benchmark Electronics, Inc. (a)	29
—	(h)	Brightpoint, Inc. (a)	6
1		Checkpoint Systems, Inc. (a)	8
1		CTS Corp.	12
—	(h)	Cyberoptics Corp. (a)	5
—	(h)	Electro Scientific Industries, Inc. (a)	8
—	(h)	Faro Technologies, Inc. (a)	2
2		Global Imaging Systems, Inc. (a)	53
8		HON HAI Precision	72
1		Itron, Inc. (a)	21
17		Kyocera Corp.	1,209
—	(h)	Lexar Media, Inc. (a)	1
—	(h)	MTS Systems Corp.	9
—	(h)	Planar Systems, Inc. (a)	4
1		Radisys Corp. (a)	7
—	(h)	Rofin-Sinar Technologies, Inc. (a)	13
8		Samsung SDI Co., Ltd.	838
1		Sypris Solutions, Inc.	10
1		Trimble Navigation Ltd. (a)	30
2		TTM Technologies, Inc. (a)	18
—	(h)	Zygo Corp. (a)	4
			2,461
Energy Equipment & Services — 0.4%
33		Baker Hughes, Inc. (m)	1,477
1		Cooper Cameron Corp. (a)	51
—	(h)	Gulf Island Fabrication, Inc.	9
1		Hanover Compressor Co. (a)	11
1		Helmerich & Payne, Inc.	32
—	(h)	Hydril (a)	23
4		Key Energy Services, Inc. (a)	42
1		Lone Star Technologies, Inc. (a)	32
1		Oceaneering International, Inc. (a)	45
1		Offshore Logistics, Inc. (a)	17
1		Oil States International, Inc. (a)	10
6		Pride International, Inc. (a)	139
27		Rowan Cos., Inc.	810
—	(h)	Tetra Tech, Inc. (a)	4
1		Todco, Class A (a)	21
1		Unit Corp. (a)	23
1		Veritas DGC, Inc. (a)	24
			2,770
Food & Staples Retailing — 1.2%
13		CVS Corp.	674
—	(h)	Great Atlantic & Pacific Tea Co., Inc. (a)	3
—	(h)	Nash Finch Co.	11
—	(h)	NeighborCare, Inc. (a)	3
1		Pantry, Inc. (The) (a)	34
1		Pathmark Stores, Inc. (a)	4
24		Sysco Corp.	874
369		Tesco plc	2,204
103		Wal-Mart Stores, Inc.	5,146
			8,953

Food Products — 0.3%
148		Cadbury Schweppes plc	1,481
2		Chiquita Brands International, Inc. (a)	42
1		Corn Products International, Inc.	34
—	(h)	Flowers Foods, Inc.	6
—	(h)	J & J Snack Foods Corp.	14
21		Koninklijke Wessanen N.V. (CVA)	306
18		Royal Numico N.V. (a)	733
1		Sanderson Farms, Inc.	48
			2,664
Gas Utilities — 0.0% (g)
1		Atmos Energy Corp. (m)	25
1		New Jersey Resources Corp.	48
—	(h)	South Jersey Industries, Inc.	17
3		Southern Union Co. (a)	63
1		Southwest Gas Corp.	31
			184
Health Care Equipment & Supplies — 1.5%
1		Abiomed, Inc. (a) (m)	7
1		Align Technology, Inc. (a) (m)	5
—	(h)	Analogic Corp. (m)	4
1		Animas Corp. (a) (m)	10
—	(h)	Arrow International, Inc. (m)	14
1		Arthrocare Corp. (a) (m)	20
13		Bausch & Lomb, Inc. (m)	968
9		Baxter International, Inc. (m)	296
17		Biomet, Inc.	606
—	(h)	Bio-Rad Laboratories, Inc., Class A (a)	5
—	(h)	Biosite, Inc. (a)	21
130		Boston Scientific Corp. (a)	3,800
2		Conmed Corp. (a)	45
1		CTI Molecular Imaging, Inc. (a)	16
1		Diagnostic Products Corp.	24
3		Encore Medical Corp. (a)	17
—	(h)	EPIX Pharmaceuticals, Inc. (a)	3
26		Guidant Corp.	1,890
—	(h)	Immucor, Inc. (a)	10
1		Integra LifeSciences Holdings Corp. (a)	18
1		Inverness Medical Innovations, Inc. (a)	12
1		Kyphon, Inc. (a)	34
1		Mentor Corp.	26
1		Merit Medical Systems, Inc. (a)	6
2		Neurometrix, Inc. (a)	22
—	(h)	Palomar Medical Technologies, Inc. (a)	8
1		PolyMedica Corp.	25
1		Regeneration Technologies, Inc. (a)	9
2		Steris Corp. (a)	53
1		SurModics, Inc. (a)	29
9		Synthes, Inc.	947
2		Visx, Inc. (a)	35
26		Zimmer Holdings, Inc. (a)	2,046
			11,031
Health Care Providers & Services — 1.2%
39		Aetna, Inc. (m)	2,953
1		Alderwoods Group, Inc. (a) (m)	9
2		Alliance Imaging, Inc. (a) (m)	18
—	(h)	America Service Group, Inc. (a) (m)	7
1		Apria Healthcare Group, Inc. (a) (m)	29
1		Centene Corp. (a)	39
—	(h)	Cerner Corp. (a)	21
1		CIGNA Corp.	98
2		Computer Programs & Systems, Inc.	49
1		Dendrite International, Inc. (a)	11
—	(h)	Genesis HealthCare Corp. (a)	17
1		Gentiva Health Services, Inc. (a)	15
12		HCA, Inc.	654

3		Kindred Healthcare, Inc. (a)	88
1		LCA Vision, Inc.	30
24		McKesson Corp.	891
2		OCA, Inc. (a)	6
2		Owens & Minor, Inc.	41
1		PDI, Inc. (a)	10
1		Pediatrix Medical Group, Inc. (a)	65
2		Per-Se Technologies, Inc. (a)	25
1		Province Healthcare Co. (a)	22
2		PSS World Medical, Inc. (a)	27
1		Res-Care, Inc. (a)	10
1		Sierra Health Services (a)	45
3		Stewart Enterprises, Inc. (a)	18
1		Symbion, Inc. (a)	15
1		Trizetto Group (a)	11
1		United Surgical Partners International, Inc. (a)	60
1		Ventiv Health, Inc. (a)	16
33		WellPoint, Inc. (a)	4,116
			9,416
Hotels, Restaurants & Leisure — 1.3%
1		Ameristar Casinos, Inc. (m)	38
1		Argosy Gaming Co. (a) (m)	23
43		Carnival Corp.	2,243
1		CBRL Group, Inc.	29
—	(h)	CEC Entertainment, Inc. (a)	11
2		CKE Restaurants, Inc. (a)	29
19		Intercontinental Hotels Group plc	218
41		International Game Technology	1,104
—	(h)	Jack in the Box, Inc. (a)	4
3		Landry’s Restaurants, Inc.	94
30		Marriott International, Inc., Class A	2,006
79		McDonald’s Corp.	2,463
8		MGM Mirage (a)	545
1		Multimedia Games, Inc. (a)	7
1		Navigant International, Inc. (a)	15
—	(h)	O’Charley’s, Inc. (a)	9
2		Penn National Gaming, Inc. (a)	47
1		Pinnacle Entertainment, Inc. (a)	15
82		Rank Group plc	427
—	(h)	Rare Hospitality International, Inc. (a)	12
2		Ryan’s Restaurant Group, Inc. (a)	33
3		Scientific Games Corp., Class A (a)	57
4		Starwood Hotels & Resorts Worldwide, Inc.	246
10		Yum! Brands, Inc.	492
			10,167
Household Durables — 0.8%
1		American Greetings, Class A (m)	20
—	(h)	Beazer Homes USA, Inc. (m)	15
5		Centex Corp.	258
—	(h)	CSS Industries, Inc.	1
1		D.R. Horton, Inc.	31
7		Fortune Brands, Inc.	597
1		Furniture Brands International, Inc.	20
31		Koninklijke (Royal) Philips Electronics N.V.	866
18		Lennar Corp., Class A	1,026
1		Meritage Homes Corp. (a)	29
7		Mohawk Industries, Inc. (a)	565
29		Sony Corp.	1,148
—	(h)	Stanley Furniture Co., Inc.	19
1		Technical Olympic USA, Inc.	24
45		Thomson	1,202
1		Tupperware Corp.	24
1		WCI Communities, Inc. (a)	21
			5,866

Household Products — 1.4%
157		Procter & Gamble Co.	8,311
2		Rayovac Corp. (a)	66
58		Reckitt Benckiser plc	1,835
			10,212
Industrial Conglomerates — 3.5%
33		3M Co.	2,811
454		General Electric Co.	16,383
215		Tyco International Ltd.	7,272
1		Walter Industries, Inc.	37
			26,503
Insurance — 3.0%
70		Aflac, Inc. (m)	2,604
63		AMBAC Financial Group, Inc. (m)	4,699
26		American International Group, Inc. (m)	1,430
—	(h)	AmerUs Group Co. (m)	5
1		Argonaut Group, Inc. (a) (m)	16
2		Assurant, Inc. (m)	54
60		AXA S.A.	1,609
3		Delphi Financial Group, Inc.	146
1		Direct General Corp.	15
28		Genworth Financial, Inc., Class A	771
42		Hartford Financial Services Group, Inc.	2,907
1		LandAmerica Financial Group, Inc.	25
21		MBIA, Inc.	1,119
24		Metlife, Inc.	935
—	(h)	NYMAGIC, Inc.	7
4		PMA Capital Corp., Class A (a)	35
1		Protective Life Corp.	39
37		RenaissanceRe Holdings Ltd.	1,719
1		Selective Insurance Group	23
1		Stewart Information Services Corp.	19
12		Swiss Reinsurance (Registered)	833
3		Torchmark Corp.	167
—	(h)	United Fire & Casualty Co.	10
1		Vesta Insurance Group, Inc.	2
16		W.R. Berkley Corp.	799
53		Willis Group Holdings Ltd.	1,961
1		Zenith National Insurance Corp.	67
4		Zurich Financial Services AG (a)	695
			22,711
Internet & Catalog Retail — 0.3%
—	(h)	1-800-Flowers.com, Inc., Class A (a)	3
62		eBay, Inc. (a)	2,316
1		Insight Enterprises, Inc. (a)	12
1		J. Jill Group, Inc. (The) (a)	10
			2,341
Internet Software & Services — 0.1%
1		aQuantive, Inc. (a) (m)	9
1		AsiaInfo Holdings, Inc. (a) (m)	5
1		Autobytel, Inc. (a) (m)	3
—	(h)	Blue Coat Systems, Inc. (a)	7
6		CMGI, Inc. (a)	13
3		CNET Networks, Inc. (a)	24
1		Corillian Corp. (a)	3
—	(h)	Digital Insight Corp. (a)	5
1		Digital River, Inc. (a)	16
2		Digitas, Inc. (a)	19
2		DoubleClick, Inc. (a)	15
5		EarthLink, Inc. (a)	49
—	(h)	Equinix, Inc. (a)	17
4		Homestore.com, Inc. (a)	8
1		InfoSpace, Inc. (a)	29
1		Internet Security Systems, Inc. (a)	15
—	(h)	Interwoven, Inc. (a)	2
1		Ipass, Inc. (a)	5

1		j2 Global Communications, Inc. (a)	17
3		Looksmart Ltd. (a)	3
1		Openwave Systems, Inc. (a)	9
1		Raindance Communications, Inc. (a)	1
1		Retek, Inc. (a)	8
3		SupportSoft, Inc. (a)	13
1		United Online, Inc. (a)	14
1		ValueClick, Inc. (a)	14
1		WebEx Communications, Inc. (a)	17
1		webMethods, Inc. (a)	3
1		Websense, Inc. (a)	38
			381
IT Services — 0.5%
29		Accenture Ltd., Class A (a)	692
16		Affiliated Computer Services, Inc., Class A (a) (m)	852
1		CACI International, Inc., Class A (a)	40
2		Ciber, Inc. (a)	15
1		CSG System International, Inc. (a)	11
—	(h)	Euronet Worldwide, Inc. (a)	9
37		First Data Corp.	1,473
2		Gartner, Inc., Class A (a)	23
1		Intrado, Inc. (a)	6
1		Lionbridge Technologies, Inc. (a)	4
1		ManTech International Corp., Class A (a)	21
2		Perot Systems Corp., Class A (a)	22
4		Safeguard Scientifics, Inc. (a)	5
—	(h)	SRA International, Inc., Class A (a)	18
1		Startek, Inc.	8
1		SYKES Enterprises, Inc. (a)	9
24		Tietoenator OYJ	811
1		Tyler Technologies, Inc. (a)	4
			4,023
Leisure Equipment & Products — 0.1%
2		JAKKS Pacific, Inc. (a)	45
1		K2, Inc. (a)	12
1		MarineMax, Inc. (a)	22
14		Mattel, Inc.	295
1		RC2 Corp. (a)	37
1		Steinway Musical Instruments, Inc. (a)	15
			426
Machinery — 0.9%
1		Astec Industries, Inc. (a) (m)	18
23		Atlas Copco AB, Class A	1,123
1		Barnes Group, Inc. (m)	24
1		Cascade Corp.	18
8		Caterpillar, Inc.	732
20		Deere & Co.	1,336
17		Eaton Corp.	1,125
—	(h)	ESCO Technologies, Inc. (a)	24
1		Flowserve Corp. (a)	28
—	(h)	Greenbrier Cos., Inc.	14
5		ITT Industries, Inc.	406
1		JLG Industries, Inc.	19
1		Joy Global, Inc.	47
96		Kubota Corp.	511
16		Kurita Water Industries Ltd.	251
1		Lincoln Electric Holdings, Inc.	27
1		Manitowoc Co., Inc.	36
—	(h)	NACCO Industries, Inc., Class A	41
1		Reliance Steel & Aluminum Co.	21
9		SKF AB, Class B	444
10		SPX Corp.	420
—	(h)	Tecumseh Products Co., Class A	16
1		Terex Corp. (a)	39
—	(h)	Toro Co.	27
—	(h)	Valmont Industries, Inc.	9
1	Wabash National Corp.		17
1	Watts Water Technologies, Inc., Class A		23
			6,796

Media — 2.6%
—	(h)	Advo, Inc. (m)	15
1		Arbitron, Inc. (m)	21
71		British Sky Broadcasting plc	780
—	(h)	Carmike Cinemas, Inc.	15
1		Catalina Marketing Corp.	13
3		Charter Communications, Inc., Class A (a)	5
—	(h)	Digital Generation Systems (a)	—	(h)
48		E.W. Scripps Co., Class A	2,341
23		EchoStar Communications Corp., Class A	658
1		Emmis Communications Corp., Class A (a)	13
50		Gannett Co., Inc.	3,922
1		Gray Television, Inc.	11
1		Harris Interactive, Inc. (a)	4
1		Insight Communications Co., Inc., Class A (a)	6
1		Journal Register Co. (a)	11
3		Lodgenet Entertainment Corp. (a)	55
4		Mediacom Communications Corp., Class A (a)	24
40		News Corp. (CDI)	688
93		News Corp., Class A	1,580
5		Primedia, Inc. (a)	24
1		ProQuest Co. (a)	25
1		R.H. Donnelly Corp. (a)	46
—	(h)	Saga Communications, Inc., Class A (a)	5
1		Scholastic Corp. (a)	30
143		Time Warner, Inc. (a)	2,515
4		Tribune Co.	148
1		Valassis Communications, Inc. (a)	17
188		Viacom, Inc., Class B	6,532
14		Walt Disney Co.	391
1		World Wrestling Entertainment, Inc.	14
			19,909
Metals & Mining — 0.7%
4		AK Steel Holding Corp. (a) (m)	41
61		Alcoa, Inc. (m)	1,854
7		Cia Vale do Rio Doce (ADR)	186
3		Commercial Metals Co.	112
45		JFE Holdings, Inc.	1,244
—	(h)	Metal Management, Inc.	8
1		Metals USA, Inc. (a)	10
18		Newcrest Mining Ltd.	241
—	(h)	NN, Inc.	4
2		Quanex Corp.	90
1		Ryerson Tull, Inc.	16
—	(h)	Schnitzer Steel Industries, Inc.	15
2		Steel Dynamics, Inc.	55
20		United States Steel Corp.	1,032
			4,908
Multi-Utilities & Unregulated Power — 0.7%
1		Avista Corp. (m)	16
17		CMS Energy Corp. (a)	219
4		Constellation Energy Group, Inc.	196
43		Dominion Resources, Inc.	3,163
15		Dynegy, Inc., Class A (a)	58
2		Energen Corp.	107
365		International Power plc (a)	1,237
3		SCANA Corp.	103
			5,099

Multiline Retail — 1.2%
40	Dollar General Corp.		881
2	Family Dollar Stores, Inc.		58
25		Federated Department Stores, Inc.	1,612
69		Kohl’s Corp. (a)	3,545
1		ShopKo Stores, Inc. (a)	27
62		Target Corp.(a)	3,094
			9,217
Office Electronics — 0.1%
11		Canon, Inc.	609
Oil & Gas — 5.5%
12		Anadarko Petroleum Corp. (m)	906
28		Apache Corp. (m)	1,739
54		BG Group plc	419
121		BP plc	1,260
—	(h)	Callon Petroleum Co. (a)	6
78		ChevronTexaco Corp.	4,538
—	(h)	Comstock Resources, Inc. (a)	11
37		ConocoPhillips	3,968
2		Denbury Resources, Inc. (a)	72
44		Devon Energy Corp.	2,116
—	(h)	Energy Partners Ltd. (a)	8
15		ENI S.p.A.	384
246		Exxon Mobil Corp.	14,647
—	(h)	Giant Industries, Inc. (a)	3
3		Houston Exploration Co. (a)	148
—	(h)	Magnum Hunter Resources, Inc. (a)	5
1		Mission Resources Corp. (a)	6
1		Murphy Oil Corp.	59
1		Overseas Shipholding Group, Inc.	57
—	(h)	Penn Virginia Corp.	14
23		Petroleo Brasileiro S.A. (ADR)	898
74		Reliance Industries Ltd. (GDR)	1,882
3		Southwestern Energy Co. (a)	142
54		Statoil ASA	921
1		Stone Energy Corp. (a)	34
2		Tesoro Corp. (a)	55
15		Total S.A.	3,474
40		Unocal Corp.	2,468
17		Valero Energy Corp.	1,216
2		Vintage Petroleum, Inc.	50
1		World Fuel Services Corp.	25
			41,531
Paper & Forest Products — 0.1%
4		International Paper Co.	144
—	(h)	Schweitzer-Mauduit International, Inc.	13
30		Stora Enso OYJ, R Shares	419
			576
Personal Products — 0.5%
75		Gillette Co. (The)	3,768
Pharmaceuticals — 3.8%
1		Able Laboratories, Inc. (a) (m)	18
2		Adolor Corp. (a) (m)	25
—	(h)	Antigenics, Inc. (a) (m)	1
44		AstraZeneca plc	1,752
2		AtheroGenics, Inc. (a) (m)	31
2		Auxilium Pharmaceuticals, Inc. (a) (m)	12
11		AVANIR Pharmaceuticals, Class A (a) (m)	24
1		Bone Care International, Inc. (a)	26
—	(h)	Bradley Pharmaceuticals, Inc. (a)	4
5		Bristol-Myers Squibb Co.	135
5		Cypress Bioscience, Inc. (a)	44
89		Eli Lilly & Co.	4,661
55		Forest Laboratories, Inc. (a)	2,039
1		Impax Laboratories, Inc. (a)	11
119		Johnson & Johnson	7,994
—	(h)	Kos Pharmaceuticals, Inc. (a)	12
—	(h)	Medicines Co. (a)	6

12		Medicis Pharmaceutical Corp., Class A	372
1		Palatin Technologies, Inc. (a)	2
—	(h)	Par Pharmaceutical Cos., Inc. (a)	10
168		Pfizer, Inc.	4,412
15		Roche Holding AG	1,635
16		Sanofi-Aventis	1,373
6		Schering AG	369
9		Schering-Plough Corp.	169
32		Sepracor, Inc. (a)	1,814
3		Valeant Pharmaceuticals International	68
7		Watson Pharmaceuticals, Inc. (a)	212
35		Wyeth	1,464
			28,695
Real Estate — 0.5%
2		Affordable Residential Communities (REIT) (m)	22
2		American Financial Realty Trust (REIT) (m)	22
2		American Home Mortgage Investment Corp. (REIT) (m)	57
2		Anthracite Capital, Inc. (REIT) (m)	22
1		Capital Automotive (REIT)	28
8		CarrAmerica Realty Corp. (REIT)	249
5		Duke Realty Corp. (REIT)	161
1		Entertainment Properties Trust (REIT)	33
2		FelCor Lodging Trust, Inc. (REIT) (a)	24
1		Gables Residential Trust (REIT)	27
1		Glimcher Realty Trust (REIT)	19
4		Government Properties Trust, Inc. (REIT)	40
1		Impac Mortgage Holdings, Inc. (REIT)	15
4		Innkeepers USA Trust (REIT)	48
4		Kimco Realty Corp. (REIT)	226
—	(h)	LaSalle Hotel Properties (REIT)	12
1		Levitt Corp., Class A	23
2		Lexington Corp. Properties Trust (REIT)	38
3		LTC Properties, Inc. (REIT)	43
14		Mack-Cali Realty Corp. (REIT)	580
2		Maguire Properties, Inc. (REIT)	50
3		Meristar Hospitality Corp. (REIT) (a)	20
2		MFA Mortgage Investments, Inc. (REIT)	12
3		Mid-America Apartment Communities, Inc. (REIT)	91
—	(h)	National Health Investors, Inc. (REIT)	10
1		New Century Financial Corp. (REIT)	33
1		Novastar Financial, Inc. (REIT)	25
2		Pennsylvania Real Estate Investment Trust (REIT)	65
2		Prentiss Properties Trust (REIT)	68
7		Prologis (REIT)	256
3		RAIT Investment Trust (REIT)	75
1		Saul Centers, Inc. (REIT)	42
170		Sun Hung Kai Properties Ltd.	1,539
1		Taubman Centers, Inc. (REIT)	20
			3,995
Road & Rail — 0.4%
—	(h)	Amerco, Inc. (a) (m)	19
—	(h)	Arkansas Best Corp. (m)	15
47		CSX Corp.	1,958
1		Dollar Thrifty Automotive Group, Inc. (a)	36
2		Genesee & Wyoming, Inc., Class A (a)	39
13		Norfolk Southern Corp.	493
—	(h)	Old Dominion Freight Line (a)	12
1		Overnite Corp.	16
2		RailAmerica, Inc. (a)	19
2		SCS Transportation, Inc. (a)	37
1		Swift Transportation Co., Inc. (a)	15
1		U.S. Xpress Enterprises, Inc., Class A (a)	15
2		Werner Enterprises, Inc.	29
			2,703

Semiconductors & Semiconductor Equipment — 1.6%
—	(h)	Actel Corp. (a) (m)	6
1		ADE Corp. (a) (m)	11
54		Altera Corp. (a) (m)	1,068
2		AMIS Holdings, Inc. (a) (m)	21
91		Analog Devices, Inc. (m)	3,271
1		Asyst Technologies, Inc. (a) (m)	3
—	(h)	ATMI, Inc. (a) (m)	8
1		August Technology Corp. (a) (m)	9
3		Axcelis Technologies, Inc. (a) (m)	18
33		Broadcom Corp., Class A (a)	984
1		Brooks Automation, Inc. (a)	14
1		Cabot Microelectronics Corp. (a)	22
2		Cirrus Logic, Inc. (a)	7
1		Credence Systems Corp. (a)	9
1		Cymer, Inc. (a)	19
—	(h)	Diodes, Inc. (a)	11
—	(h)	DSP Group, Inc. (a)	10
—	(h)	ESS Technology, Inc. (a)	2
—	(h)	Exar Corp. (a)	5
—	(h)	Genesis Microchip, Inc. (a)	6
—	(h)	Integrated Silicon Solutions, Inc. (a)	3
149		Intel Corp.	3,451
33		Intersil Corp., Class A	563
1		IXYS Corp. (a)	6
—	(h)	Kopin Corp. (a)	1
1		Lattice Semiconductor Corp. (a)	5
14		Linear Technology Corp.	525
1		LTX Corp. (a)	4
1		Mattson Technology, Inc. (a)	9
2		Micrel, Inc. (a)	15
1		Microsemi Corp. (a)	19
1		Mindspeed Technologies, Inc. (a)	2
1		MIPS Technologies, Inc. (a)	14
—	(h)	MKS Instruments, Inc. (a)	5
1		Mykrolis Corp. (a)	13
1		Omnivision Technologies, Inc. (a)	11
5		ON Semiconductor Corp. (a)	20
1		Photronics, Inc. (a)	22
1		Pixelworks, Inc. (a)	10
—	(h)	Power Integrations, Inc. (a)	8
3		RF Micro Devices, Inc. (a)	18
1		Semitool, Inc. (a)	8
—	(h)	Sigmatel, Inc. (a)	15
1		Silicon Image, Inc. (a)	13
3		Silicon Storage Technology, Inc. (a)	9
—	(h)	Siliconix, Inc. (a)	4
3		Skyworks Solutions, Inc. (a)	16
—	(h)	Supertex, Inc. (a)	5
82		Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	694
2		Transmeta Corp. (a)	2
145		United Microelectronics Corp. (ADR) (a)	490
—	(h)	Ultratech, Inc. (a)	1
—	(h)	Varian Semiconductor Equipment Associates, Inc. (a)	15
4		Vitesse Semiconductor Corp. (a)	10
—	(h)	White Electronic Designs Corp. (a)	—	(h)
20		Xilinx, Inc.	570
1		Zoran Corp. (a)	5
			12,085
Software — 2.3%
—	(h)	Ansys, Inc. (a) (m)	14
1		Ascential Software Corp. (a) (m)	13
1		Aspen Technology, Inc. (a) (m)	5
1		Borland Software Corp. (a)	9
—	(h)	Datastream Systems, Inc. (a)	1
1		E.piphany, Inc. (a)	5

1		Epicor Software Corp. (a)	7
—	(h)	EPIQ Systems, Inc. (a)	5
1		Factset Research Systems, Inc.	18
—	(h)	Filenet Corp. (a)	9
1		Hyperion Solutions Corp. (a)	35
1		Informatica Corp. (a)	7
—	(h)	Intervideo, Inc. (a)	1
—	(h)	InterVoice, Inc. (a)	2
1		JDA Software Group, Inc. (a)	10
—	(h)	Kronos, Inc. (a)	15
1		Macrovision Corp. (a)	11
1		Magma Design Automation, Inc. (a)	10
1		Manhattan Associates, Inc. (a)	10
—	(h)	Manugistics Group, Inc. (a)	1
—	(h)	MAPICS, Inc. (a)	5
1		Mentor Graphics Corp. (a)	12
449		Microsoft Corp.	10,850
—	(h)	MicroStrategy, Inc., Class A (a)	5
1		MRO Software, Inc. (a)	11
8		Nintendo Co., Ltd.	893
402		Oracle Corp. (a)	5,015
—	(h)	PalmSource, Inc. (a)	3
5		Parametric Technology Corp. (a)	29
—	(h)	Pegasystems, Inc. (a)	2
—	(h)	Portal Software, Inc. (a)	1
2		Progress Software Corp. (a)	40
—	(h)	Quality Systems, Inc. (a)	8
—	(h)	Quest Software, Inc. (a)	4
3		Secure Computing Corp. (a)	22
—	(h)	SPSS, Inc. (a)	2
—	(h)	SS&C Technologies, Inc.	2
1		Take-Two Interactive Software, Inc. (a)	31
—	(h)	Talx Corp.	7
—	(h)	TradeStation Group, Inc. (a)	2
1		Transaction Systems Architechs, Inc. (a)	19
2		Wind River Systems, Inc. (a)	23
			17,174
Specialty Retail — 1.5%
6		Aaron Rents, Inc. (m)	120
4		Abercrombie & Fitch Co. (m)	212
2		Aeropostale, Inc. (a) (m)	52
2		Asbury Automotive Group, Inc. (a) (m)	29
12		Bed Bath & Beyond, Inc. (a) (m)	424
—	(h)	Big 5 Sporting Goods Corp.	7
2		Brookstone, Inc. (a)	26
—	(h)	Building Material Holding Corp.	18
1		Burlington Coat Factory Warehouse Corp.	32
—	(h)	Charlotte Russe Holding, Inc. (a)	5
6		Charming Shoppes, Inc. (a)	46
1		Children’s Place, Inc. (a)	33
—	(h)	Electronics Boutique Holdings Corp. (a)	13
3		Foot Locker, Inc.	94
1		Genesco, Inc. (a)	26
3		Hollywood Entertainment Corp. (a)	34
98		Home Depot, Inc.	3,746
1		HOT Topic, Inc. (a)	15
36		Inditex S.A.	1,089
—	(h)	Jo-Ann Stores, Inc. (a)	3
1		Lithia Motors, Inc., Class A	24
62		Lowe’s Cos., Inc.	3,523
—	(h)	Movie Gallery, Inc.	6
—	(h)	Party City Corp. (a)	2
1		Ross Stores, Inc.	26
1		Select Comfort Corp. (a)	18
—	(h)	Sonic Automotive, Inc.	9

—	(h)	Sports Authority, Inc. (The) (a)	8
—	(h)	Stage Stores, Inc. (a)	4
60		Staples, Inc.	1,895
2		Stein Mart, Inc. (a)	40
1		TJX Cos., Inc.	22
2		Too, Inc. (a)	40
—	(h)	Trans World Entertainment Corp. (a)	4
—	(h)	United Auto Group, Inc.	11
			11,656
Textiles, Apparel & Luxury Goods — 0.8%
—	(h)	Brown Shoe Co., Inc.	10
38		Compagnie Financiere Richemont AG, Class A	1,199
—	(h)	DHB Industries, Inc. (a)	3
33		Jones Apparel Group, Inc.	1,109
1		Kellwood Co.	20
1		Kenneth Cole Productions, Inc., Class A	23
10		LVMH Moet Hennessy Louis Vuitton S.A.	773
1		Movado Group, Inc.	9
34		Nike, Inc., Class B	2,848
2		Quicksilver, Inc. (a)	47
—	(h)	Russell Corp.	7
1		Skechers U.S.A., Inc., Class A (a)	20
1		Unifirst Corp.	28
			6,096
Thrifts & Mortgage Finance — 0.8%
1		Accredited Home Lenders Holding Co. (a) (m)	27
3		Bank Atlantic Bancorp, Inc., Class A (m)	52
—	(h)	Commercial Capital Bancorp, Inc.	6
2		Corus Bankshares, Inc.	81
75		Countrywide Financial Corp.	2,420
—	(h)	Dime Community Bancshares	6
3		Doral Financial Corp.	61
6		Fannie Mae	338
2		First Niagara Financial Group, Inc.	25
1		Flagstar Bancorp, Inc.	18
23		Freddie Mac	1,460
1		Gibraltar Industries, Inc.	14
—	(h)	ITLA Capital Corp. (a)	15
1		Partners Trust Financial Group, Inc.	8
2		Provident Bancorp, Inc.	23
3		R&G Financial Corp., Class B	81
1		Sterling Financial Corp. (a)	24
5		W Holding Co., Inc.	51
26		Washington Mutual, Inc.	1,019
1		WSFS Financial Corp.	26
			5,755
Tobacco — 1.1%
95		Altria Group, Inc. (m)	6,196
21		British American Tobacco plc	377
3		DIMON, Inc.	19
23		Imperial Tobacco Group plc	591
—	(h)	Japan Tobacco, Inc.	865
1		Universal Corp.	50
			8,098
Trading Companies & Distributors — 0.3%
1		Aceto Corp. (m)	4
6		Applied Industrial Technologies, Inc. (m)	155
315		Itochu Corp.	1,582
—	(h)	Nuco2, Inc. (a)	10
10		Wolseley plc	201
			1,952
Transportation Infrastructure — 0.1%
74		BBA Group plc	421

Wireless Telecommunication Services — 0.6%
—	(h)	Aether Systems, Inc. (a) (m)	—	(h)
1		Boston Communications Group (a)	6
1		Centennial Communications Corp. (a)	14
6		Dobson Communications Corp. (a)	12
50		Nextel Communications, Inc., Class A (a)	1,418
1,270		Vodafone Group plc	3,373
			4,823
		Total Common Stocks (Cost $400,164)	495,927

Principal Amount
ASSET BACKED SECURITIES — 4.0%
		American Express Credit Account Master Trust
$600		2.92%, 09/15/09, Series 2002-1, Class A, FRN (m)	601
1,039		3.31%, 02/15/12, Series 2004-C, Class C, FRN (e) (m)	1,043
450		4.35%, 12/15/11, Series 2004-3, Class A	447
		AmeriCredit Automobile Receivables Trust
1,075		2.67%, 03/07/11, Series 2004-BM, Class A4 (m)	1,036
315		2.75%, 10/06/07, Series 2003-CF, Class A3 (m)	314
430		2.84%, 08/06/10, Series 2003-DM, Class A4 (m)	422
795		2.97%, 12/06/07, Series 2003-DM, Class A3B, FRN (m)	796
165		2.98%, 07/06/09, Series 2004-DF, Class A3 (m)	162
510		3.48%, 05/06/10, Series 2003-CF, Class A4 (m)	506
		Capital Auto Receivables Asset Trust
625		1.96%, 01/15/09, Series 2003-2, Class A4A	605
504		2.85%, 02/15/07, Series 2003-2, Class A3B, FRN	504
		Capital One Auto Finance Trust
210		3.18%, 09/15/10, Series 2003-B, Class A4	205
1,000		3.44%, 06/15/09, Series 2002-C, Class A4	995
935		Capital One Master Trust
		4.60%, 08/17/09, Series 2001-8A, Class A	942
		Capital One Multi-Asset Execution Trust
1,145		3.65%, 07/15/11, Series 2003-A4, Class A4	1,117
1,500		4.06%, 12/15/10, Series 03-A, FRN (e)	1,548
505		Carmax Auto Owner Trust
		3.07%, 10/15/10, Series 2003-2, Class A4	495
500		Citibank Credit Card Issuance Trust
		2.50%, 04/07/08, Series 2003-A5, Class A5	493
200		CNH Equipment Trust
		3.38%, 02/15/11, Series 2003-B, Class A4B	196
		Countrywide Asset-Backed Certificates
360		3.61%, 04/25/30, Series 2003-5, Class AF3	358
325		5.41%, 01/25/34, Series 2003-5, Class MF1	327
947		Countrywide Home Equity Loan Trust
		3.10%, 05/15/29, Series 2004-I, Class A, FRN	950
142		CS First Boston Mortgage Securities Corp.
		5.51%, 08/25/32, Series 2002-HE4, Class AF	144
220		DaimlerChrysler Auto Trust
		2.88%, 10/08/09, Series 2003-A, Class A4	217
400		Discover Card Master Trust I
		2.83%, 05/18/10, Series 2004-2, Class A1, FRN	400
250		Ford Credit Auto Owner Trust
		3.54%, 11/15/08, Series 2004-A, Class A4	246
550		Gracechurch Card Funding plc
		2.83%, 11/16/09, Series 7A, FRN	550
368		GSAMP Trust
		3.19%, 11/25/34, Series 2004-OPT, Class A1, FRN	369
1,487		Household Automotive Trust
		4.37%, 12/17/08, Series 2001-3, Class A4	1,494
490		Long Beach Mortgage Loan Trust
		3.19%, 08/25/33, Series 2003-4, Class AV3, FRN	491
255		M&I Auto Loan Trust
		2.97%, 04/20/09, Series 2003-1, Class A4	249
350		Mastr Asset Backed Securities Trust
		3.08%, 12/25/34, Series 2005-NC1, Class A4, FRN	350
885		MBNA Credit Card Master Note Trust
		5.75%, 10/15/08, Series 2001-A1, Class A1	903

200	MBNA Master Credit Card Trust USA
	6.90%, 01/15/08, Series 2000-I, Class A	203
470	Morgan Stanley Auto Loan Trust
	2.17%, 04/15/11, Series 2003-HB1, Class A2	458
	New Century Home Equity Loan Trust
225	3.25%, 03/25/35, Series 2005-1, Class A2B, FRN	225
250	3.30%, 03/25/35, Series 2005-1, Class M1, FRN	250
450	Onyx Acceptance Auto Trust
	2.66%, 05/17/10, Series 2003-C, Class A4	439
	Onyx Acceptance Grantor Trust
500	3.09%, 09/15/08, Series 2004-B, Class A3	496
320	3.20%, 03/15/10, Series 2003-D, Class A4	316
	Option One Mortgage Loan Trust
208	3.17%, 07/01/33, Series 2003-5 Class A2, FRN	208
258	3.27%, 02/25/33, Series 2003-1, Class A2, FRN	259
	Residential Asset Securities Corp.
159	3.10%, 07/25/32, Series 2002-KS4, Class AIIB, FRN	159
462	3.14%, 07/25/33, Series 2003-KS5, Class AIIB, FRN	463
375	3.17%, 11/25/33, Series 2003-KS9, Class A2B, FRN	376
1,790	SLM Student Loan Trust
	2.99%, 12/15/22, Series 2003-11, Class A5 (e)	1,755
	Triad Auto Receivables Owner Trust
1,365	2.59%, 09/13/10, Series 2004-A, Class A4	1,316
525	3.20%, 12/13/10, Series 2003-B, Class A4	515
615	Volkswagen Auto Loan Enhanced Trust
	2.94%, 03/22/10, Series 2003-2, Class A4	601
	Wachovia Asset Securitization, Inc.
524	3.11%, 07/25/33, Series 2003-HE2, Class AII1, FRN	526
358	3.28%, 12/25/32, Series 2002-HE2, Class A, FRN	360
	WFS Financial Owner Trust
143	2.03%, 08/20/07, Series 2003-1, Class A3	142
500	2.41%, 12/20/10, Series 2003-2, Class A4	490
300	2.85%, 09/22/08, Series 2004-2, Class A3	297
635	3.15%, 05/20/11, Series 2003-4, Class A4	627
	Total Asset Backed Securities (Cost $30,240)	29,956

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.1%
Agency CMO — 3.9%
	Federal Home Loan Mortgage Corp.
324	4.00%, 05/15/18, Series 2643, Class KG	324
5,680	4.24%, 02/15/34, Series 2813, Class SB, IF, IO	407
1,863	4.34%, 10/15/18, Series 2779, Class SM, IO, FRN	151
6,528	4.39%, 01/15/21, Series 2861, Class GS, IF, IO	367
775	4.50%, 02/15/11, Series 2760, Class GI, IO	40
431	4.50%, 06/15/18, Series 2636, Class Z	406
537	4.50%, 07/15/18, Series 2651, Class VZ	504
155	5.00%, 07/15/12, Series 2567, Class JM	156
500	5.00%, 07/15/14, Series 2557, Class WJ	505
244	5.00%, 01/15/16, Series 2501, Class AG	245
995	5.00%, 04/15/17, Series 2857, Class NI, IO	68
500	5.00%, 09/15/18, Series 2701, Class OD	500
1,310	5.00%, 04/15/22, Series 2751, Class AI, IO	112
1,073	5.00%, 10/15/23, Series 2781, Class PI, IO	97
291	5.00%, 02/15/24, Series 2756, Class NA	288
400	5.00%, 05/15/27, Series 2764, Class UC	401
1,452	5.00%, 11/25/30, Series 2004-87, Class JI, IO	183
902	5.50%, 03/15/15, Series 2368, Class OE	914
350	5.50%, 12/15/16, Series 2391, Class QR	358
493	6.00%, 03/15/09, Series 1708, Class E	505
809	6.00%, 01/15/14, Series 2115, Class PE	835
1,000	6.00%, 12/15/16, Series 2394, Class MC	1,036
1,000	6.00%, 01/15/17, Series 2405, Class JF	1,037
690	6.00%, 03/15/17, Series 2425, Class OB	713
1,000	6.00%, 08/15/19, Series 2388, Class VD	1,022

11	6.00%, 01/15/20, Series 2423, Class KA	11
34	6.00%, 09/15/21, Series 1136, Class H	34
181	6.00%, 10/15/27, Series 2097, Class PX	183
290	6.00%, 01/15/28, Series 2136, Class PE	292
92	6.50%, 02/15/23, Series 1611, Class IA	92
61	6.50%, 05/25/23, Series 32, Class PK	61
500	6.50%, 11/15/23, Series 1617, Class PM	525
119	6.50%, 10/15/28, Series 2438, Class NC	119
114	6.50%, 07/15/30, Series 2388, Class BE	114
46	6.50%, 09/15/30, Series 2316, Class PB	46
97	6.50%, 01/15/31, Series 2456, Class CH	98
500	6.50%, 05/15/32, Series 2455, Class GK	526
300	6.50%, 06/15/32, Series 2457, Class PE	306
768	6.50%, 07/15/32, Series 2473, Class JZ	804
540	7.00%, 04/15/26, Series 1843, Class Z	565
87	7.15%, 01/15/23, Series 1517, Class I	87
77	8.00%, 06/15/20, Series 50, Class I	77
173	8.00%, 04/15/22, Series 1254, Class N	173
548	8.00%, 04/15/24, Series 1710, Class GH	589
426	8.00%, 04/25/24, Series 31, Class Z	460
1,592	8.00%, 11/15/28, Series 2097, Class PD	1,863
34	8.50%, 06/15/21, Series 1087, Class I	35
587	Federal Home Loan Mortgage Corp., Structured Pass Through Securities
	6.50%, 02/25/43, Series T-54, Class 2A	608
	Federal National Mortgage Association
2,207	4.25%, 10/25/31, Series 2004-61, Class TS, IF, IO	150
300	4.50%, 02/25/17, Series 2003-86, Class PX	295
213	4.50%, 11/25/22, Series 2003-19, Class JP	213
300	5.00%, 06/25/23, Series 2003-55, Class CD	292
550	5.00%, 06/25/23, Series 2003-83, Class PG	542
500	5.50%, 04/25/17, Series 2002-18, Class PC	513
650	5.75%, 06/25/33, Series 2003-47, Class PE	652
500	6.00%, 04/25/17, Series 2002-19, Class PE	516
300	6.00%, 04/25/17, Series 2002-24, Class AJ	311
886	6.00%, 02/25/20, Series 2002-7, Class QM	899
287	6.25%, 07/25/08, Series 1993-135, Class PG	293
362	6.50%, 06/25/13, Series 1994-1, Class K	366
268	6.50%, 12/25/28, Series 1998-66, Class B	278
1,200	7.00%, 07/18/12, Series 1997-42, Class PG	1,263
54	7.00%, 07/25/20, Series 1990-76, Class G	56
242	7.50%, 07/25/22, Series G92-35, Class E	255
176	7.50%, 10/25/22, Series 1992-195, Class C	185
28	8.00%, 07/25/21, Series 1991-73, Class A	30
9	8.15%, 04/25/06, Series 1991-37, Class H	9
220	8.30%, 10/25/08, Series 1993-197, Class SC, IF	227
47	8.50%, 01/25/20, Series 1990-7, Class B	51
162	8.50%, 09/25/20, Series 1990-106, Class J	175
25	9.50%, 04/25/20, Series 1990-35, Class E	27
	Federal National Mortgage Association STRIPS
7,141	Zero Coupon, 07/25/34, Series 353, Class 2, IO	1,819
2,130	Zero Coupon, 02/01/35, Series 357, Class 2, IO	547
	Government National Mortgage Association
486	5.50%, 04/20/25, Series 2004-46, Class IH, IO	33
745	5.50%, 01/20/27, Series 2004-39, Class IM, IO	60
1,166	5.50%, 10/20/27, Series 2004-44, Class PK, IO	120
124	Vendee Mortgage Trust
	5.75%, 12/15/20, Series 2003, Class-1B	125
		29,144
Non-Agency — 2.2%
	Countrywide Alternative Loan Trust
366	5.00%, 08/25/19, Series 2004-16CB, Class 2A2	365
1,908	6.00%, 01/25/35, Series 2004-28CB, Class 3A1	1,946
	Countrywide Home Loan Mortgage Pass Through Trust
2,510	5.50%, 08/25/33, Series 2004-28R, Class A1	2,517
2,560	6.25%, 10/25/32, Series 2002-22, Class A20	2,589

299	CR
	6.70%, 08/10/14, Series 00-ZC2, Class A4A	315
	CS First Boston Mortgage Securities Corp. (e)
1,259	6.00%, 09/25/34, Series 2004-5, Class 1A8	1,269
193	First Horizon Asset Securities, Inc.
	4.96%, 02/25/35, Series 2004-AR7, Class 2A1, FRN	194
1,384	GSMPS Mortgage Loan Trust
	3.20%, 01/25/35, Series 2005-RP1, Class 1AF, FRN (e)	1,383
945	Indymac Index Mortgage Loan Trust
	3.29%, 09/25/34, Series 2004-AR7, Class A1, FRN	948
186	MASTR Asset Securitization Trust
	5.00%, 05/25/18, Series 2003-4, Class 2A2	187
530	Permanent Financing plc
	3.19%, 12/10/09, Series 2, Class 4A, FRN	532
	RESI Finance LP
355	3.43%, 03/10/37, Series 2005-A, Class B3, FRN (e)	355
120	3.53%, 03/10/37, Series 2005-A, Class B4, FRN (e)	120
784	4.17%, 09/10/35, Series 2003-C, Class B3, FRN (i)	798
583	4.32%, 07/10/35, Series 2003-B, Class B3, FRN (e)	594
196	4.37%, 09/10/35, Series 2003-C, Class B4, FRN (i)	199
175	Residential Accredit Loans, Inc.
	5.00%, 06/25/34, Series 2004-QS8, Class A12	172
945	SACO I, Inc.
	7.00%, 08/25/36, Series 1997-2, Class 1A5 (i) (m)	945
469	Washington Mutual, Inc.
	3.02%, 01/25/45, Series 2005-AR2, Class 2A21, FRN	470
	Wells Fargo Mortgage Backed Securities Trust
292	3.99%, 01/25/35, Series 2004-EE, Class 3A1, FRN	287
277	5.00%, 07/25/19, Series 2004-7, Class 2A2	276
350	Wells Fargo Mortgage Backed Securities Trust
	3.54%, 09/25/34, Series 2004-S, Class A5, FRN	335
		16,796
	Total Collateralized Mortgage Obligations (Cost $45,774)	45,940

CORPORATE BONDS — 9.7%
Airlines — 0.1%
130	Continental Airlines, Inc.
	7.06%, 03/15/11, Series 1999-2	130
491	United AirLines, Inc.
	7.19%, 04/01/11, Series 2000-2 (d)	460
		590
Auto Components — 0.0% (g)
85	TRW Automotive, Inc.
	9.38%, 02/15/13	91
Automobiles — 0.6%
695	DaimlerChrysler NA Holdings Corp.
	7.20%, 09/01/09	748
	Ford Motor Credit Co.
270	7.00%, 10/01/13	262
1,800	7.38%, 02/01/11	1,788
1,065	7.88%, 06/15/10 (m)	1,084
	General Motors Corp.
1,000	7.20%, 01/15/11	903
		4,785
Beverages — 0.0% (g)
120	Coca-Cola Enterprises, Inc.
	6.13%, 08/15/11	129
Capital Markets — 0.6%
95	Arch Western Finance LLC
	6.75%, 07/01/13 (m)	95
	Bear Stearns Cos., Inc. (The)
200	4.50%, 10/28/10	196
150	5.70%, 11/15/14	154
350	Goldman Sachs Capital I
	6.35%, 02/15/34	359

600	Goldman Sachs Group LP
	7.20%, 03/01/07(e)	631
375	Goldman Sachs Group, Inc.
	4.75%, 07/15/13	361
450	Lehman Brothers Holdings, Inc.
	6.63%, 01/18/12	492
250	Merrill Lynch & Co., Inc.
	3.13%, 07/15/08	239
350	Merrill Lynch & Co., Inc.
	4.13%, 01/15/09, Series C	343
	Morgan Stanley
250	2.90%, 11/09/07, FRN	250
145	3.63%, 04/01/08	142
95	5.80%, 04/01/07	98
1,300	6.75%, 04/15/11	1,417
		4,777
Chemicals — 0.1%
250	Dow Capital BV
	8.50%, 06/08/10	287
75	Huntsman International LLC
	9.88%, 03/01/09	81
325	ICI Wilmington, Inc.
	5.63%, 12/01/13	329
10	Millennium America, Inc.
	9.25%, 06/15/08	11
115	PolyOne Corp.
	10.63%, 05/15/10	127
		835
Commercial Banks — 1.5%
175	ABN Amro North American Holding Capital Repackage Trust I
	6.52%, 12/29/49, VAR (e) (m)	188
800	Bank of America Corp.
	7.80%, 02/15/10	906
150	Branch Banking & Trust Co.
	4.88%, 01/15/13	148
300	Chuo Mitsui Trust & Bank
	5.51%, 12/31/49, VAR (e)	287
125	Den Norske Bank ASA
	7.73%, 12/31/49, VAR (e)	143
440	FleetBoston Financial Corp.
	7.38%, 12/01/09	486
230	ForeningsSparbanken AB
	9.00%, 12/31/49, VAR (e)	269
365	HBOS Treasury Services plc
	3.60%, 08/15/07 (e)	359
	HSBC Capital Funding LP
110	4.61%, 12/31/49, VAR (e)	104
765	9.55%, 12/31/49, VAR (e) (m)	923
290	Industrial Bank of Korea
	4.00%, 05/19/14, VAR (e)	279
300	Keycorp
	4.70%, 05/21/09, Series G	300
260	Korea First Bank
	7.27%, 03/03/34, VAR (e)	295
340	Marshall & Ilsley Corp.
	4.38%, 08/01/09	336
100	Mizuho Financial Group Cayman Ltd.
	5.79%, 04/15/14 (e)	101
355	Mizuho JGB Investment LLC
	9.87%, 12/31/49, VAR (e)	404
395	Mizuho Prefered Capital Co. LLC
	8.79%, 12/29/49, VAR (e)	439
455	National Capital Trust
	5.49%, 12/31/49, VAR (e)	455

	Popular North America, Inc.
100	4.25%, 04/01/08	99
270	4.70%, 06/30/09	269
320	RBS Capital Trust III
	5.51%, 12/31/49, VAR	325
100	Royal Bank of Canada
	3.88%, 05/04/09	98
685	Royal Bank of Scotland Group plc
	7.82%, 12/31/49, Series 3 (m)	702
250	Royal Bank of Scotland plc
	2.88%, 11/24/06, FRN (e)	250
290	Skandinaviska Enskilda
	5.47%, 12/31/49, VAR (e)	290
500	Suntrust Bank
	2.50%, 11/01/06	488
545	U.S. Bank NA
	2.85%, 11/15/06	535
50	UnionBanCal Corp.
	5.25%, 12/16/13	50
390	United Overseas Bank Ltd.
	5.38%, 09/03/19, VAR (e)	385
750	Wachovia Corp.
	3.63%, 02/17/09	726
	Wells Fargo & Co.
300	3.13%, 04/01/09	285
300	6.38%, 08/01/11	325
245	Woori Bank
	5.75%, 03/13/14, VAR (e)	254
		11,503
Commercial Services & Supplies — 0.1%
550	Allied Waste North America
	6.13%, 02/15/14 (m)	491
120	PHH Corp.
	7.13%, 03/01/13	132
		623
Computers & Peripherals — 0.0% (g)
170	International Business Machines Corp.
	4.38%, 06/01/09	169
Construction Materials — 0.0% (g)
120	Hanson Australia Funding Ltd.
	5.25%, 03/15/13	120
Consumer Finance — 0.8%
250	American Express Credit Corp.
	3.00%, 05/16/08	240
	American General Finance Corp.
575	3.00%, 11/15/06, Series H (m)	566
240	4.00%, 03/15/11, Series H	228
315	4.50%, 11/15/07, Series H (m)	315
130	American General Finance Corp.
	4.63%, 05/15/09, Series I	130
	Capital One Bank
400	6.88%, 02/01/06	409
225	8.25%, 06/15/05 (m)	227
	Capital One Financial Corp.
35	5.25%, 02/21/17	33
680	8.75%, 02/01/07	731
	General Motors Acceptance Corp.
455	6.88%, 09/15/11	412
350	7.25%, 03/02/11	325
1,250	HSBC Finance Corp.
	8.00%, 07/15/10	1,430
300	John Deere Capital Corp.
	3.63%, 05/25/07, Series D	296
320	SLM Corp.
	2.82%, 01/25/08, Series A, FRN	320
		5,662

Containers & Packaging — 0.0% (g)
90	Crown European Holdings S.A.
	9.50%, 03/01/11	99
	Owens-Brockway Glass Containers
65	7.75%, 05/15/11 (e)	68
150	8.88%, 02/15/09	160
		327
Diversified Financial Services — 1.2%
265	Aiful Corp.
	4.45%, 02/16/10 (e) (m)	259
500	Aries Vermogensverwaltungs GmbH
	9.60%, 10/25/14 (e)	601
450	CIT Group, Inc.
	4.13%, 02/21/06	451
	Citigroup, Inc.
400	3.50%, 02/01/08	391
944	5.00%, 09/15/14	927
55	6.63%, 06/15/32	61
1,600	Credit Suisse First Boston USA, Inc.
	6.50%, 01/15/12	1,731
540	Ford Motor Credit Co.
	4.00%, 03/21/07, FRN	541
	General Electric Capital Corp.
100	3.13%, 04/01/09, Series A	95
550	5.88%, 02/15/12	581
80	6.75%, 03/15/32	92
500	8.63%, 06/15/08	559
265	Mantis Reef Ltd.
	4.80%, 11/03/09 (e)	261
750	National Rural Utilities Cooperative Finance Corp.
	6.00%, 05/15/06	767
240	OMX Timber Finance Investments LLC
	5.42%, 01/29/20, Series 1 (e)	235
365	OMX Timber Finance Investments LLC
	5.54%, 01/29/20, Series 2 (e)	358
220	Prudential Holdings LLC
	8.70%, 12/18/23 (e)	281
305	TRAINS
	8.21%, 08/01/15, VAR (e)	316
190	UFJ Finance Aruba AEC
	6.75%, 07/15/13	204
		8,711
Diversified Telecommunication Services — 0.7%
	BellSouth Corp.
250	6.00%, 10/15/11	265
360	6.00%, 11/15/34 (m)	358
305	British Telecommunications plc
	8.38%, 12/15/10 (m)	354
	Deutsche Telekom International Finance BV
45	8.75%, 06/15/30, SUB	59
360	5.25%, 07/22/13	361
140	8.50%, 06/15/10	161
450	France Telecom S.A.
	8.00%, 03/01/11 (m)	515
600	Nynex Capital Funding Co.
	8.23%, 10/15/09, SUB	671
120	Qwest Corp.
	9.13%, 03/15/12, VAR (e)	130
	SBC Communications, Inc.
380	5.63%, 06/15/16	381
250	5.88%, 02/01/12	261
	Sprint Capital Corp.
350	6.00%, 01/15/07	360
280	6.90%, 05/01/19	303
175	7.63%, 01/30/11	195
130	8.75%, 03/15/32	169

	Telecom Italia Capital S.A.
245	4.00%, 11/15/08	239
400	4.00%, 01/15/10 (e)	382
	Verizon Global Funding Corp.
70	7.38%, 09/01/12	79
80	7.75%, 12/01/30	97
220	Verizon New York, Inc.
	7.38%, 04/01/32, Series B	247
		5,587
Electric Utilities — 0.7%
245	Alabama Power Co.
	2.80%, 12/01/06, Series Y (m)	240
545	American Electric Power Co., Inc.
	6.13%, 05/15/06, Series A	557
190	Arizona Public Service Co.
	4.65%, 05/15/15 (m)	181
100	Carolina Power & Light Co.
	5.13%, 09/15/13	100
55	Consolidated Edison Co. of New York
	4.70%, 06/15/09	55
200	Constellation Energy Group, Inc.
	6.35%, 04/01/07	207
	Dominion Resources, Inc.
350	6.25%, 06/30/12, Series B	375
110	6.30%, 03/15/33	114
400	DTE Energy Co.
	6.65%, 04/15/09, Series A	427
1,100	Exelon Corp.
	6.75%, 05/01/11	1,197
285	Pacificorp
	4.30%, 09/15/08	283
	Pepco Holdings, Inc.
65	6.45%, 08/15/12	70
165	7.45%, 08/15/32	197
	Progress Energy, Inc.
530	6.85%, 04/15/12	578
130	7.00%, 10/30/31	143
305	Scottish Power plc
	5.38%, 03/15/15	304
		5,028
Electronic Equipment & Instruments — 0.0% (g)
85	Celestica, Inc.
	7.88%, 07/01/11	86
Food & Staples Retailing — 0.4%
800	Albertson’s, Inc.
	6.95%, 08/01/09	862
460	Delhaize America, Inc.
	9.00%, 04/15/31	559
700	Kroger Co. (The)
	8.05%, 02/01/10	788
540	Safeway, Inc.
75	4.13%, 11/01/08	524
	7.25%, 02/01/31	82
200	Wal-Mart Stores, Inc.
	4.13%, 02/15/11	194
		3,009
Gas Utilities — 0.1%
375	Columbia Energy Group
	6.80%, 11/28/05, Series C	382
215	Enterprise Products Partners LP
	6.65%, 10/15/34	219
70	Sempra Energy
	4.75%, 05/15/09	70
38	Transcontinental Gas Pipe Line Corp.
	8.88%, 07/15/12, Series B	45
		716

Health Care Equipment & Supplies — 0.1%
95	Fresenius Medical Care Capital Tranche II
	7.88%, 02/01/08	100
270	Hospira, Inc.
	4.95%, 06/15/09	272
35	Medex, Inc.
	8.88%, 05/15/13	39
		411
Health Care Providers & Services — 0.1%
205	HCA, Inc.
	6.38%, 01/15/15	204
80	Service Corp. International
	7.70%, 04/15/09	82
320	UnitedHealth Group, Inc.
	3.30%, 01/30/08	310
		596
Hotels, Restaurants & Leisure — 0.0% (g)
65	ITT Corp.
	7.38%, 11/15/15	70
45	Vail Resorts, Inc.
	6.75%, 02/15/14	44
		114
Household Durables — 0.1%
70	DR Horton, Inc.
	9.75%, 09/15/10 (m)	81
435	KB Home
	5.75%, 02/01/14	417
100	Standard-Pacific Corp.
	6.88%, 05/15/11	101
		599
Industrial Conglomerates — 0.1%
	Hutchison Whampoa International Ltd.
215	6.25%, 01/24/14 (e)	223
175	7.45%, 11/24/33 (e)	193
		416
Insurance — 0.4%
100	Ace INA Holdings, Inc.
	5.88%, 06/15/14	102
350	Allstate Corp. (The)
	6.13%, 02/15/12	373
150	American International Group, Inc.
	2.88%, 05/15/08	143
185	Arch Capital Group Ltd.
	7.35%, 05/01/34 (m)	203
375	Aspen Insurance Holdings Ltd.
	6.00%, 08/15/14 (e) (m)	380
50	AXA S.A.
	8.60%, 12/15/30 (m)	65
	Liberty Mutual Group
110	6.50%, 03/15/35 (e)	106
170	7.00%, 03/15/34 (e)	175
	Nationwide Financial Services, Inc.
110	5.90%, 07/01/12	116
130	6.25%, 11/15/11 (m)	140
140	Odyssey Re Holdings Corp.
	7.65%, 11/01/13	152
150	Principal Life, Income Funding Trusts
	3.20%, 04/01/09	142
	Protective Life Secured Trust
60	4.00%, 10/07/09	58
150	4.00%, 04/01/11	143
300	Stingray Pass-Through Trust
	5.90%, 01/12/15 (e)	294
		2,592

IT Services — 0.0% (g)
75	Iron Mountain, Inc.
	6.63%, 01/01/16	68
Media — 0.6%
270	AOL Time Warner, Inc.
	7.63%, 04/15/31 (m)	317
65	Cablevision Systems Corp.
	8.00%, 04/15/12 (e)	67
420	Clear Channel Communications, Inc.
	5.50%, 09/15/14	401
	Comcast Cable Communications
225	6.88%, 06/15/09	241
300	8.38%, 05/01/07	323
100	Comcast Cable Communications Holdings, Inc.
	8.38%, 03/15/13	119
80	Comcast Corp.
	7.05%, 03/15/33	90
	COX Communications, Inc.
360	4.63%, 06/01/13	335
100	7.75%, 11/01/10	111
80	Echostar DBS Corp.
	6.38%, 10/01/11	78
	Historic TW, Inc.
1,050	9.13%, 01/15/13	1,297
100	9.15%, 02/01/23	132
115	News America Holdings, Inc.
	7.75%, 12/01/45 (m)	135
250	News America, Inc.
	6.75%, 01/09/38	275
255	TCI Communications, Inc.
	7.88%, 02/15/26 (m)	311
100	Thomson Corp. (The)
	4.25%, 08/15/09	98
260	Time Warner Entertainment Co. LP
	8.38%, 03/15/23	319
		4,649
Metals & Mining — 0.1%
165	Newmont Mining Corp.
	5.88%, 04/01/35	162
260	Noranda, Inc.
	6.00%, 10/15/15	266
65	Peabody Energy Corp.
	6.88%, 03/15/13	67
		495
Multi-Utilities & Unregulated Power — 0.2%
435	Dominion Resources, Inc.
	8.13%, 06/15/10, Series A (m)	498
500	Duke Energy Corp.
	6.25%, 01/15/12	532
	PSEG Power LLC
150	5.50%, 12/01/15	151
235	7.75%, 04/15/11	268
115	8.63%, 04/15/31	153
37	Williams Cos., Inc.
	8.13%, 03/15/12	40
		1,642
Office Electronics — 0.0% (g)
150	Pitney Bowes, Inc.
	3.88%, 06/15/13	139
55	Xerox Corp.
	7.63%, 06/15/13	57
		196

Oil & Gas — 0.4%
365	BP Capital Markets plc
	2.75%, 12/29/06 (m)	358
300	Conoco Funding Co.
	6.35%, 10/15/11	327
	Kinder Morgan Energy Partners LP
120	7.30%, 08/15/33	138
200	7.40%, 03/15/31	231
60	7.75%, 03/15/32	72
150	Nexen, Inc.
	5.88%, 03/10/35	144
1,250	Occidental Petroleum Corp.
	9.25%, 08/01/19	1,673
180	Valero Energy Corp.
	7.50%, 04/15/32	217
		3,160
Paper & Forest Products — 0.0% (g)
15	Abitibi-Consolidated, Inc.
	6.00%, 06/20/13 (m)	13
160	Georgia-Pacific Corp.
	7.70%, 06/15/15	175
		188
Pharmaceuticals — 0.0% (g)
135	Wyeth
	6.45%, 02/01/24	146
Real Estate — 0.1%
235	Hospitality Properties Trust (REIT)
	5.13%, 02/15/15	225
	iStar Financial, Inc. (REIT)
295	5.15%, 03/01/12	285
210	6.00%, 12/15/10	217
		727
Road & Rail — 0.3%
200	Burlington Northern Santa Fe Corp.
	6.13%, 03/15/09	209
300	CSX Corp.
	7.45%, 05/01/07	319
350	Norfolk Southern Corp.
	7.05%, 05/01/37	410
1,000	Union Pacific Corp.
	6.65%, 01/15/11	1,085
		2,023
Semiconductors & Semiconductor Equipment — 0.0% (g)
55	Freescale Semiconductor, Inc.
	7.13%, 07/15/14	58
Software — 0.0% (g)
180	Computer Associates International, Inc.
	5.63%, 12/01/14 (e)	177
Thrifts & Mortgage Finance — 0.1%
600	Countrywide Home Loans, Inc.
	4.00%, 03/22/11, Series L	568
	Washington Mutual, Inc.
100	4.20%, 01/15/10	98
250	4.63%, 04/01/14	236
		902
Wireless Telecommunication Services — 0.2%
220	America Movil S.A. de C.V.
	6.38%, 03/01/35 (m)	199
	New Cingluar Wireless Services, Inc.
150	7.88%, 03/01/11	170
10	8.13%, 05/01/12 (m)	12
230	Motorola, Inc.
	7.50%, 05/15/25	264
80	Nextel Communications, Inc.
	7.38%, 08/01/15	84
440	Rogers Wireless, Inc. (a)
	6.38%, 03/01/14	427
		1,156
	Total Corporate Bonds (Cost $71,413)	73,063

U.S. GOVERNMENT AGENCY MORTGAGES — 1.3%
	Federal Home Loan Mortgage Corp. Conventional Pools
376	6.00%, 04/01/14	388
94	6.50%, 02/01/26	98
25	7.00%, 02/01/26	26
74	7.50%, 05/01/26 - 08/01/27	80
62	8.00%, 03/01/08 - 05/01/25	67
30	8.00%, 04/01/25	32
33	8.50%, 07/01/26	36
20	9.00%, 08/01/09	21
	Federal Home Loan Mortgage Corp. Gold Pools
728	4.00%, 08/01/18	698
459	6.50%, 03/01/13 - 11/01/22	479
393	7.00%, 06/01/13 - 03/01/16	416
135	8.00%, 10/01/10	139
	Federal National Mortgage Association Conventional Pools
519	5.50%, 12/01/33	520
294	6.00%, 01/01/35 - 01/01/14	304
127	6.50%, 05/01/11 - 02/01/26	132
294	6.50%, 04/01/13	307
1,199	6.53%, 12/01/07	1,248
803	6.79%, 11/01/07	836
336	7.00%, 09/01/07 - 05/01/26	354
173	7.50%, 08/01/09 - 11/01/26	183
24	7.50%, 05/01/26	25
227	8.00%, 11/01/22 - 06/01/24	246
153	8.50%, 11/01/18	166
66	9.00%, 08/01/24	72
	Government National Mortgage Association Conventional Pools
259	6.50%, 04/15/26 - 03/15/28	271
53	7.00%, 04/15/24	57
16	8.00%, 08/15/24	17
12	8.50%, 01/15/27	14
7	12.00%, 03/15/14	8
3	13.50%, 05/15/11	4
	Government National Mortgage Association Various Pools
85	5.50%, 04/20/11	88
558	6.50%, 07/15/08 - 09/15/13	583
380	7.00%, 07/15/08 - 05/15/26	397
53	7.50%, 06/15/25	57
143	8.00%, 05/15/26 - 07/20/28	153
273	8.50%, 12/15/22 - 09/20/25	299
	Govt. of United States
92	6.50%, 01/15/24 - 04/15/26	97
181	7.00%, 07/15/08 - 08/15/25	191
92	7.50%, 08/15/07 - 05/15/26	99
22	8.00%, 04/15/17 - 04/15/24	23
128	8.50%, 06/15/22	140
9	10.00%, 07/15/18	10
	Total U.S. Government Agency Mortgages (Cost $9,019)	9,381

U.S. GOVERNMENT AGENCY SECURITIES — 6.1%
	Federal Home Loan Bank
295	1.63%, 06/15/05 (m)	294
	Federal Home Loan Mortgage Corp.
293	6.00%, 02/01/35	300
8,500	6.00%, 05/15/35, TBA (m)	8,675
250	6.25%, 07/15/32	288

	Federal National Mortgage Association
1,350	5.38%, 11/15/11	1,401
13,000	5.50%, 04/25/35 (m)	13,016
14,700	6.00%, 05/25/35 (m)	14,990
1,000	7.13%, 06/15/10	1,117
1,250	7.13%, 01/15/30	1,585
300	7.25%, 01/15/10	335
	Government National Mortgage Association
3,800	5.50%, 04/15/35 (m)	3,833
	Total U.S. Government Agency Securities (Cost $45,479)	45,834

U.S. TREASURY OBLIGATIONS — 4.2%
	U.S. Treasury Bonds
185	3.50%, 02/15/10 (m)	179
725	4.00%, 02/15/15 (m)	696
220	5.38%, 02/15/31 (m)	240
2,450	7.25%, 05/15/16	3,004
	U.S. Treasury Bonds Inflation Indexed Bond
1,395	3.88%, 01/15/09	1,539
	U.S. Treasury Notes
15	1.67%, 01/15/15	15
400	1.88%, 12/31/05 (m)	396
220	2.48%, 04/28/05	220
125	2.75%, 07/31/06 (m)	124
2,200	3.13%, 01/31/07	2,175
615	4.00%, 03/15/10	610
170	4.25%, 11/15/13 (m)	167
303	4.25%, 11/15/14 (m)	297
1,000	5.00%, 08/15/11	1,039
2,024	5.75%, 08/15/10	2,172
5,600	6.50%, 08/15/05	5,673
3,000	6.50%, 02/15/10	3,303
4,000	10.38%, 11/15/12	4,634
	U.S. Treasury STRIPS
6,000	5/15/2015	3,745
2,650	8/15/2015	1,632
	Total U.S. Treasury Obligations (Cost $31,567)	31,860

FOREIGN GOVERNMENT SECURITIES — 1.4%
	Federal Republic of Brazil
296	3.13%, 04/15/12, FRN	278
145	11.00%, 08/17/40	159
166	12.25%, 03/06/30, FRN	201
	Government of Colombia
257	9.75%, 04/09/11	283
542	9.75%, 04/09/11	596
1,021	Government of Italy
	4.50%, 01/21/15 (m)	995
175	Government of Mexico
	8.30%, 08/15/31	200
	Government of Peru
105	8.38%, 05/03/16	110
244	8.75%, 11/21/33	254
275	Government of Ukraine
	6.88%, 03/04/11 (e)	283
105	Government of Venezuela
500	9.25%, 09/15/27	496
105	10.75%, 09/19/13	117
2,500	Hydro Quebec
	6.52%, 02/23/06, Series B	2,558
	Russian Federation
470	5.00%, 03/31/30, SUB	483
370	8.75%, 07/24/05	375
1,440	8.75%, 07/24/05 (e)	1,461
320	12.75%, 06/24/28	524
515	Ukraine Government
	7.65%, 06/11/13	552

		United Mexican States
200		4.63%, 10/08/08	197
130		6.63%, 03/03/15	136
175		8.30%, 08/15/31	200
110		11.50%, 05/15/26	167
90		United Mexican States
		6.38%, 01/16/13	93
		Total Foreign Government Securities (Cost $10,600)	10,718

No. of Contracts
CALL OPTIONS PURCHASED — 0.0% (g)
Call Options Purchased
9,000		30 Year FNMA TBA 5.00% Jun-05@97.44	78
8,000		30 Year FNMA TBA 5.50% Apr-05@100.53	6
8,000		30 Year FNMA TBA 5.50% Apr-05@100.97	1
—	(h)	90 Day EURODollar Apr-05@96.50	2
830		Receiver 3 Month LIBOR Mar-16@	29
—	(h)	U.S. 10 Year Treasury Note Dec-05@ 113.00	12
—	(h)	U.S. 10 Year Treasury Note Future May-05@109.00	28
—	(h)	U.S. 10 Year Treasury Note Jun-05@ 114.00	—	(h)
		Total Call Options Purchased (Cost $247)	156

PUT OPTIONS PURCHASED — 0.0% (g)
Put Opions Purchased
8,000		30 Year FNMA TBA 5.00% Jun-05@97.28	73
8,000		30 Year FNMA TBA 5.50% May-05@100.44	66
830		Payer Swaption 5.36% Mar-16	18
—	(h)	U.S. 10 Year Note Dec-05@106.00	38
—	(h)	U.S. 10 Year Treasury Note May-05@109.00	12
—	(h)	U.S. 10 Year Tresury Note Jun-05@ 108.00	2
—	(h)	U.S. 5 Year Treasury Note Future Jun-05@106.50	7
		Total Put Options Purchased (Cost $230)	216

SHORT-TERM INVESTMENTS — 6.0%
COMMERCIAL PAPER — 2.1%
1,750		Citibank Credit Issue Trust
		2.81%, 04/22/05 (m)	1,747
1,500		CitiGroup Global Markets Holdings, Inc.
		2.75%, 04/13/05 (m)	1,499
2,250		Dexia Delaware LLC
		2.64%, 04/04/05 (m)	2,249
1,750		Gemini Securitization Corp.
		2.61%, 04/04/05 (m)	1,750
1,750		Intesa Funding
		2.77%, 04/18/05 (m)	1,748
1,750		Sheffield Receivables
		2.77%, 04/15/05 (m)	1,748
2,000		Thames Asset Global Securities
		2.77%, 04/15/05 (m)	1,998
1,750		Varibale Funding Capital
		2.76%, 04/14/05 (m)	1,748
1,250		UBS Finance LLC
		2.74%, 05/09/05 (m)	1,246
			15,733

Shares
Investment Companies — 3.9%
28,475		JPMorgan Prime Money Market Fund (b) (m)	28,475
875		JPMorgan Liquid Assets Money Market Fund (b)	875
			29,350
U.S. Treasury Securities — 0.0% (g)
30		U.S. Treasury Bill
		1.88%, 11/30/05 (k)	29
		Total Short-Term Investments (Amortized Cost $45,112)	45,112

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 1.7%
Investment Companies — 1.4%
3,156	Morgan Stanley Institutional Liquidity Funds
	2.71%, 04/01/05	3,156
7,750	BGI Prime Money Market Fund
	2.76%, 04/01/05	7,750
		10,906
Repurchase Agreements — 0.3%
2,000	Goldman Sachs & Co., 2.89%, dated 03/31/05, due on 04/11/05, repurchase price $2,002, collateralized by corporate collateralized mortgage obligations	2,000
	Total Investments of Cash Collateral for Securities Loaned (Amortized Cost $12,906)	12,906
Total Investments — 106.2%
(Cost/Amortized Cost $702,751)		801,069
Other Liabilities in Excess of Assets — (6.2)%		(46,527)
Net Assets — 100.0%		$754,542

ADR	American Depositary Receipt
FRN	Floating Rate Note
IF	Inverse Floaters
IO	Interest Only
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SUB	Step Up Bond
TBA	To be announced.
VAR	Variable

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc.
(d)	Defaulted Security.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$107,416
Aggregate gross unrealized depreciation	(9,098)
Net unrealized appreciation/depreciation	$98,318

Federal income tax on investments	$702,751

Futures Contracts
(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 03/31/05	Unrealized Appreciation (Depreciation)
	Long Futures Outstanding
13	Russell 2000 Index	June, 2005	$4,016	$(92)
8	U.S. Treasury Bonds	June, 2005	891	1
44	2 Year U.S. Treasury Notes	June, 2005	9,103	(30)
14	5 Year U.S. Treasury Notes	June, 2005	1,499	3
49	10 Year U.S. Treasury Notes	June, 2005	5,354	37
38	30 Day Federal Fund	June, 2005	15,351	(8)
38	STOXX 50 Index	June, 2005	1,479	(14)
9	Topix Index	June, 2005	991	(8)
5	10 Year U.S. Treasury Notes	September, 2005	545	1
15	FTSE Eurotop 100 Index	December, 2005	737	(16)

	Short Futures Outstanding
(5)	S&P 500 Index	June, 2005	(1,480)	37
(6)	10 Year U.S. Treasury Notes	December, 2005	(650)	3
(26)	Eurodollar	December, 2006	(6,197)	52
				$(34)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Settlement Date	Settlement Value		Value at 03/31/05		Net Unrealized Appreciation (Depreciation)
3,304	AUD	05/27/05	$2,581		$2,541		$(40)
3,010	AUD	05/27/05	2,347		2,315		(32)
4,121	CHF	05/27/05	3,540		3,457		(83)
1,644	EUR	05/27/05	2,148		2,134		(14)
80	EUR for
11,048	JPY	05/27/05	104	**	104	**	—
9,980	EUR	05/27/05	13,187		12,954		(233)
198	GBP	05/27/05	373		373		—
5,400	GBP	05/27/05	10,259		10,176		(83)
70	GBP	05/27/05	134		132		(2)
361	GBP	05/27/05	690		681		(9)
305	GBP	05/27/05	570		575		5
8,004	HKD	05/27/05	1,028		1,027		(1)
121,971	JPY	05/27/05	1,164		1,143		(21)
36,287	JPY for
266	EUR	05/27/05	345	**	340	**	(5)
828,096	JPY	05/27/05	7,900		7,758		(142)
50,684	JPY for
370	EUR	05/27/05	480	**	475	**	(5)
28,349	JPY	05/27/05	266		265		(1)
9,333	SEK	05/27/05	1,360		1,322		(38)
6,054	SEK for
5,490	NOK	05/27/05	867	**	857	**	(10)
4,021	SEK for
440	EUR	05/27/05	571	**	569	**	(2)
195	SGD	05/27/05	120		118		(2)
			$50,034		$49,316		$(718)

Contracts to Sell		Settlement Date	Settlement Value	Value at 03/31/05	Net Unrealized Appreciation (Depreciation)
611	AUD	05/27/05	470	$469	$1
500	CHF	05/27/05	423	419	4
677	CHF	05/27/05	573	578	5
3,390	CHF	05/27/05	2,914	2,844	70
905	CHF	05/27/05	780	759	21
390	CHF	05/27/05	340	328	12
814	CHF	05/27/05	686	683	3
65	EUR	05/27/05	86	84	2
927	EUR	05/27/05	1,222	1,203	19

728	EUR	05/27/05	960	946	14
8,320	EUR	05/27/05	10,991	10,800	191
440	EUR	05/27/05	573	571	2
395	EUR	05/27/05	514	512	2
170	GBP	05/27/05	319	320	(1)
5,483	GBP	05/27/05	10,428	10,333	95
258	GBP	05/27/05	490	486	4
200	GBP	05/27/05	380	377	3
11,009	HKD	05/27/05	1,415	1,412	3
9	HKD	05/27/05	1,156	1,154	2
100,549	JPY	05/27/05	960	942	18
778,042	JPY	05/27/05	7,441	7,289	152
21,352	JPY	05/27/05	200	200	—
43,342	JPY	05/27/05	408	406	2
1,407	SEK	05/27/05	202	199	3
6,162	SEK	05/27/05	897	873	24
1,114	SGD	05/27/05	682	676	6
			$45,510	$44,863	$657

** For cross-currency exchange contracts, the settlement value is the market value at 3/31/05 of the currency being sold, and the value at 3/31/05 is the market value at 03/31/05 of the currency being bought.

SHORT POSITIONS

Principal Amount	Security Description	Value

$(4,590)	Federal National Mortgage Association	$(4,680)
	6.00%, 03/31/35 TBA
	(Premiums Received $4,667)

OPTIONS

UNITS		VALUE
	CALL OPTIONS WRITTEN

(16,000)	Call Option on FNMA, 30 Year, 5.50%, strike price 101.28, expiring 04/06/05, European style	$(1)

—	Call Option on Apr. 05 Eurodollar Future, strike price 96.63, expiring 04/15/05, European style	—

—	Call Option on May 05 U.S. 10 Year Treasury Note Future, strike price 110.00, expiring 04/22/05	(21)

(4,000)	Call Option on FNMA, 30 Year, 5.50%, strike price 100.41, expiring 04/26/05, European style	—

—	Call Option on Jun 05 U.S. 10 Year Treasury Note Future, strike price 112.00, expiring 05/20/05, European style	(2)

—	Call Option on Jun 05 U.S. 10 Year Treasury Note Future, strike price 108.00, expiring 05/20/05, European style	(8)

(18,000)	Call Option on FNMA, 30 Year, 5.00%, strike price 98.47, expiring 006/06/05, European style	(79)

(16,000)	Call Option on FNMA, 30 Year, 5.50%, strike price 100.97, expiring 04/06/20, European style	(2)
	Total Call Options Written (Premiums Received $204)	$(113)

	PUT OPTIONS WRITTEN

—	Put Option on May 05 U.S. 10 Year Treasury Note Future, strike price 108.00, expiring 04/22/05, European style	(4)

—	Put Option on May 05 U.S. 10 Year Treasury Note Future, strike price 107.00, expiring 04/22/05, European style	(1)

(16,000)	Put Option on FNMA, 30 Year, 5.50%, strike price 99.50, expiring 05/05/05, European style	(60)

(16,000)	Put Option on FNMA, 30 Year, 5.00%, strike price 95.75, expiring 06/06/05, European style	(62)

—	Put Option on Sep 05 U.S. 10 Year Treasury Note Future, strike price 107.00, expiring 08/26/05, European style	(30)
	Total Put Options Written (Premiums Received $181)	$(157)

Swap Contracts

Description	Expiration Date	Underlying Notional Value	Unrealized Appreciation (Depreciation)
Swap - Price Lock with Deutsche Bank AG, New York on FLMC, 4.50%, 01/15/14, price less 100.45, the Fund pays positive, receives negative	04/04/05	2,735	(68)

Swap - Price Lock with UBS AG on 30 Year FNMA, 5.50%, TBA 04/05, price less 100.91, the Fund pays positive, receives negative	04/06/05	8,600	(64)

Swap - Rate Lock with Citibank N.A. on 30 Year Forward Contract, rate less 5.28%, the Fund pays positive, receives negative	04/07/05	1,485	1

Swap - Rate Lock with Citibank N.A. on 10 Year Forward Contract, rate less 4.97%, the Fund pays positive receives negative.	04/07/05	2,840	—

Swap - Price Lock with Lehman Brothers Special Financing on FNMA, 5.00%, 04/15/15, price less 99.92, the Fund pays positive, receives negative	04/12/05	1,650	13

Swap - Price Lock with Lehman Brothers Special Financing on FHLMC, 6.25%, 07/15/32, price less 116.19, the Fund pays positive, receives negative	04/14/05	1,065	(12)

Swap - Price Lock with Citibank N.A. on U.S. Treasury Note, 3.50%, 12/15/09, price less 97.05, the Fund pays positive, receives negative	04/26/05	3,250	1

Swap - Price Lock with Deutsche Bank AG on U.S. Treasury Bond, 8.50%, 02/15/20, price less 137.51, the Fund pays positive, receives negative	04/27/05	5,050	69

Swap - Price Lock with Deutsche Bank AG on U.S. Treasury Bond, 8.75%, 08/15/20, price less 140.84, the Fund pays positive, receives negative	04/27/05	4,855	73

Swap - Rate Lock with Lehman Brothers Special Financing on 10 Year Forward Contract, rate less 5.04%, the Fund pays positive, receives negative	04/28/05	1,720	(9)

Swap - Rate Lock with Goldman Sachs Capital Management on 10 Year Forward Contract, rate less 5.08%, the Fund pays positive, receives negative	04/28/05	1,800	(15)

Swap - Rate Lock with Goldman Sachs Capital Management on 30 Year Forward Contract, rate less 5.37%, the Fund pays positive, receives negative	04/28/05	1,200	17

Swap - Rate Lock with Lehman Brothers Special Financing on 30 Year Forward Contract, rate less 5.32%, the Fund pays positive, receives negative	04/28/05	1,215	8

Swap - Rate Lock with Deutsche Bank AG on 10 Year Forward Contract, rate less 5.04%, the Fund pays positive, receives negative	04/29/05	1,103	(6)

Swap - Interest Rate with Lehman Brothers Special Financing, the Fund pays 1 month LIBOR, receives 3.11% semi-annually	07/01/05	122,000	(11)

Swap - Spread Return with Lehman Brothers Special Financing on Lehman AAA 8.5 Year CMBS Index on 4.25 MIL, the Fund pay negative, receives positive.	07/01/05	4,250	—

Swap - Credit Default with Lehman Brothers Special Financing on 700K, General Motors, 6.88%, 08/28/12, the Fund receives 103.17 bps quarterly, if default, the Fund takes on underlying security	03/20/06	700	(10)

Swap - Credit Default with Deutsche Bank AG on 1.4MIl Brazilian Government International Bond, 12.25%, 03/06/30, the Fund receives 105.00 bps semi-annually, if default, the Fund takes on underlying security	04/20/06	1,400	(1)

Swap - Credit Default with Lehman Brothers Special Financing on 700K, General Motors, 6.88%, 08/28/12, the Fund receives 146.30 bps quarterly, if default, the Fund takes on underlying security	03/20/07	700	(23)

Swap - Forward Rate Agreement with Merrill Lynch Capital Services, the Fund pays 3.96%, receives 3 month LIBOR	03/21/07	73,000	(133)

Swap - Forward Rate Agreement with Merrill Lynch Capital Services, the Fund pays 3.96%, receives 3 month LIBOR	03/21/07	73,000	117

Swap - Credit Default with Deutsche Bank AG on 1.4MIl Brazilian Government International Bond, 12.25%, 03/06/30, the Fund receives 235.00 bps semi-annually, if default, the Fund takes on underlying security	04/20/07	1,400	2

Swap - Credit Default with Deutsche Bank AG on 5Mil Russia Government International Bond, 5.00%, 03/31/30, the Fund receives 123.00 bps semi-annually, if default, the Fund takes on underlying security	02/20/10	5,000	37

Swap - Credit Default with Deutsche Bank AG on 5Mil Aries, 9.60%, 10/25/14, the Fund receives 126.00 bps semi-annually, if default, the Fund takes on underlying security	02/20/10	5,000	(33)

Swap - Credit Default with Morgan Stanley Capital Services on 5Mil Russia Government International Bond, 5.00%, 03/31/30, the Fund receives 115.00 bps semi-annually, if default, the Fund takes on underlying security	03/20/10	5,000	56

Swap - Credit Default with Morgan Stanley Capital Services on 5Mil Gazpru, 8.63%, 04/28/34, the Fund receives 190.00 bps semi-annually, if default, the Fund takes on underlying security	03/20/10	5,000	(92)

Swap - Interest Rate with Lehman Brothers Special Financing, the Fund pays 5.05% semi-annually, receives 3 month LIBOR	04/15/15	1,650	(13)

Swap - Interest Rate with Merrill Lynch Capital Services, the Fund pays 4.60% semi-annually, receives 3 month LIBOR quarterly	01/21/15	1,000	22

Swap - Interest Rate with Lehman Brothers Special Financing, the Fund pays 5.14% semi-annually, receives 3 month LIBOR	07/15/32	1,151	11

JPMorgan Dynamic Small Cap Fund

Schedule of Portfolio Investments

As of March 31, 2005 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
COMMON STOCKS — 98.9%
Aerospace & Defense — 1.2%
38	Engineered Support Systems, Inc.	$2,032
Air Freight & Logistics — 0.6%
15	UTI Worldwide, Inc.	1,056
Airlines — 0.7%
60	Skywest, Inc.	1,117
Biotechnology — 4.4%
40	Alexion Pharmaceuticals, Inc. (a)	856
77	Cubist Pharmaceuticals, Inc. (a)	819
44	CV Therapeutics, Inc. (a)	885
44	Idenix Pharmaceuticals, Inc. (a)	882
127	Incyte Corp. (a)	866
62	Nabi Biopharmaceuticals (a)	774
7	Pharmion Corp. (a)	194
48	Rigel Pharmaceuticals, Inc. (a)	762
38	Telik, Inc. (a)	573
17	United Therapeutics Corp. (a)	786
		7,397
Building Products — 1.8%
184	Jacuzzi Brands, Inc. (a)	1,798
41	Simpson Manufacturing Co., Inc.	1,279
		3,077
Chemicals — 1.0%
54	Headwaters, Inc. (a)	1,761
Commercial Banks — 4.4%
36	Central Pacific Financial Corp.	1,218
35	East-West Bancorp, Inc.	1,287
55	EuroBancshares, Inc. (a)	923
15	MB Financial, Inc.	563
83	Texas Capital Bancshares, Inc. (a)	1,739
56	Texas Regional Bancshares, Inc.	1,698
		7,428
Commercial Services & Supplies — 3.2%
157	Educate, Inc. (a)	2,172
79	LECG Corp. (a)	1,543
48	Universal Technical Institute, Inc. (a)	1,776
		5,491
Communications Equipment — 6.8%
176	Atheros Communications, Inc. (a)	1,811
63	Avocent Corp. (a)	1,618
193	C-COR, Inc. (a)	1,171
15	F5 Networks, Inc. (a)	755
83	Inter-Tel, Inc.	2,043
105	Packeteer, Inc. (a)	1,619
101	Symmetricom, Inc. (a)	1,123
77	ViaSat, Inc. (a)	1,441
		11,581
Computers & Peripherals — 0.9%
29	Avid Technology, Inc. (a)	1,548
Construction Materials — 1.2%
25	Eagle Materials, Inc.	2,040
Diversified Financial Services — 1.3%
12	GFI Group, Inc. (a)	322
91	Marlin Business Services, Inc. (a)	1,859
		2,181
Electrical Equipment — 1.0%
136	General Cable Corp. (a)	1,646
Electronic Equipment & Instruments — 5.0%
194	Aeroflex, Inc. (a)	1,806
46	Global Imaging Systems, Inc. (a)	1,642
28	Scansource, Inc. (a)	1,425
49	Tech Data Corp. (a)	1,812
169	TTM Technologies, Inc. (a)	1,767
		8,452

Energy Equipment & Services — 4.6%
42	Oceaneering International, Inc. (a)	1,583
135	Pioneer Drilling Co	1,863
52	Unit Corp. (a)	2,326
52	Universal Compression Holdings, Inc. (a)	1,984
		7,756
Food & Staples Retailing — 0.9%
55	United Natural Foods, Inc. (a)	1,588
Health Care Equipment & Supplies — 4.1%
61	Abaxis, Inc. (a)	536
21	Advanced Medical Optics, Inc. (a)	771
63	Arthrocare Corp. (a)	1,799
12	Cooper Cos., Inc. (The)	838
70	Kyphon, Inc. (a)	1,754
164	TriPath Imaging, Inc. (a)	1,155
		6,853
Health Care Providers & Services — 9.4%
57	Amedisys, Inc. (a)	1,736
6	AMERIGROUP Corp. (a)	234
26	Chemed Corp.	2,004
38	Covance, Inc. (a)	1,828
88	Gentiva Health Services, Inc. (a)	1,422
30	LCA Vision, Inc.	1,009
52	Psychiatric Solutions, Inc. (a)	2,397
36	Sunrise Senior Living, Inc. (a)	1,735
52	Symbion, Inc. (a)	1,103
52	United Surgical Partners International, Inc. (a)	2,375
		15,843
Hotels, Restaurants & Leisure — 3.9%
42	Gaylord Entertainment Co. (a)	1,697
201	La Quinta Corp. (a)	1,711
61	Rare Hospitality International, Inc. (a)	1,885
35	Speedway Motorsports, Inc.	1,232
		6,525
Household Durables — 1.0%
173	Champion Enterprises, Inc. (a)	1,629
Insurance — 2.1%
69	Direct General Corp.	1,407
8	Infinity Property & Casualty Corp.	247
46	ProAssurance Corp. (a)	1,817
		3,471
Internet Software & Services — 2.3%
134	Digitas, Inc. (a)	1,358
42	Equinix, Inc. (a)	1,787
36	WebEx Communications, Inc. (a)	766
		3,911
IT Services — 2.8%
38	Alliance Data Systems Corp. (a)	1,517
30	CACI International, Inc., Class A (a)	1,640
216	Sapient Corp. (a)	1,583
		4,740
Leisure Equipment & Products — 2.8%
118	K2, Inc. (a)	1,627
57	Life Time Fitness, Inc. (a)	1,532
51	MarineMax, Inc. (a)	1,590
		4,749
Machinery — 1.1%
23	Oshkosh Truck Corp.	1,906
Media — 2.5%
45	Gray Television, Inc.	652
200	Lions Gate Entertainment Corp. (a)	2,209
64	Salem Communications Corp., Class A (a)	1,319
		4,180
Metals & Mining — 3.4%
65	Allegheny Technologies, Inc.	1,555
28	Alpha Natural Resources, Inc. (a)	800
50	Arch Coal, Inc.	2,135
42	Century Aluminum Co. (a)	1,271
		5,761
Oil & Gas — 1.8%
193	Brigham Exploration Co. (a)	1,777

18	Newfield Exploration Co. (a)	1,344
		3,121
Pharmaceuticals — 2.2%
48	Able Laboratories, Inc. (a)	1,114
104	Adolor Corp. (a)	1,029
53	AtheroGenics, Inc. (a)	697
77	Cypress Bioscience, Inc. (a)	706
9	Valeant Pharmaceuticals International	200
		3,746
Real Estate — 0.4%
24	Global Signal, Inc. (REIT) (a) (m)	716
Road & Rail — 0.5%
108	Sirva, Inc. (a)	769
Semiconductors & Semiconductor Equipment — 4.0%
123	Credence Systems Corp. (a)	969
79	DSP Group, Inc. (a)	2,045
95	Mattson Technology, Inc. (a)	757
59	Microsemi Corp. (a)	964
42	Power Integrations, Inc. (a)	880
29	Varian Semiconductor Equipment Associates, Inc. (a)	1,114
		6,729
Software — 5.9%
114	Epicor Software Corp. (a)	1,488
34	Hyperion Solutions Corp. (a)	1,511
25	Kronos, Inc. (a)	1,298
175	Lawson Software, Inc. (a)	1,030
75	Serena Software, Inc. (a)	1,787
40	Take-Two Interactive Software, Inc. (a)	1,548
37	Verint Systems, Inc. (a)	1,300
		9,962
Specialty Retail — 5.1%
49	Bebe Stores, Inc.	1,669
29	Children’s Place, Inc. (a)	1,366
40	Electronics Boutique Holdings Corp. (a)	1,730
58	Genesco, Inc. (a)	1,648
17	Guitar Center, Inc. (a)	951
60	New York & Co., Inc. (a)	1,212
		8,576
Textiles, Apparel & Luxury Goods — 2.1%
113	Skechers U.S.A., Inc., Class A (a)	1,755
73	Warnaco Group, Inc. (The) (a)	1,761
		3,516
Thrifts & Mortgage Finance — 1.6%
36	Accredited Home Lenders Holding Co. (a)	1,290
48	R&G Financial Corp., Class B	1,495
		2,785
Wireless Telecommunication Services — 0.9%
71	Nextel Partners, Inc., Class A (a)	1,549
	Total Common Stocks
	(Cost $158,236)	167,188

SHORT-TERM INVESTMENTS — 1.2%
Investment Companies — 1.2%
2,100	JPMorgan Prime Money Market Fund (b)
	(Amortized Cost $2,100)	2,100

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 25.9%
Investment Companies — 2.3%
3,000	BGI Prime Money Market Fund	3,000
835	Morgan Stanley Institutional Liquidity Funds	835
		3,835

Principal Amount
Repurchase Agreements — 23.6%
$40,000	Goldman Sachs Group 2.89%, dated 03/31/05, due 04/11/05, repurchase price $40,035, collateralized by corporate collateralized mortgage obligations	40,000
	Total Investments of Cash Collateral for Securities Loaned
	(Amortized Cost $43,835)	43,835

Total Investments — 126.0%
(Cost/Amortized Cost $204,171)		213,123

Other Liabilities in Excess of Assets — (26.0)%	(43,982)
Net Assets — 100.0%	$169,141

REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,624
Aggregate gross unrealized depreciation	(9,672)
Net unrealized appreciation/depreciation	$8,952

Federal income tax cost of investments	$204,171

JPMorgan Growth & Income Fund

Schedule of Portfolio Investments

As of March 31, 2005 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
COMMON STOCKS — 98.1%
Aerospace & Defense — 2.5%
49	General Dynamics Corp.	$5,203
105	United Technologies Corp.	10,694
		15,897
Beverages — 1.0%
136	Anheuser-Busch Cos., Inc.	6,454
Capital Markets — 5.2%
222	Bank of New York Co., Inc. (The)	6,449
59	Bear Stearns Cos., Inc. (The)	5,904
221	Morgan Stanley	12,629
187	Northern Trust Corp.	8,119
		33,101
Commercial Banks — 7.6%
304	Bank of America Corp.	13,420
140	Fifth Third Bancorp	6,034
43	M&T Bank Corp.	4,409
230	North Fork Bancorp, Inc.	6,375
62	TCF Financial Corp.	1,683
301	U.S. Bancorp	8,660
132	Wells Fargo & Co.	7,900
		48,481
Commercial Services & Supplies — 1.0%
285	Cendant Corp.	5,858
14	PHH Corp. (a)	312
		6,170
Computers & Peripherals — 2.3%
369	Hewlett-Packard Co.	8,089
79	Lexmark International, Inc., Class A (a)	6,310
		14,399
Construction Materials — 1.2%
133	Vulcan Materials Co.	7,564
Consumer Finance — 2.2%
138	American Express Co.	7,110
279	MBNA Corp.	6,844
		13,954
Diversified Financial Services — 4.7%
650	Citigroup, Inc.	29,210
26	International Securities Exchange (a)	681
		29,891
Diversified Telecommunication Services — 5.1%
215	Alltel Corp.	11,771
118	CenturyTel, Inc.	3,888
251	SBC Communications, Inc.	5,934
307	Verizon Communications, Inc.	10,914
		32,507
Electric Utilities — 2.1%
155	Exelon Corp.	7,108
119	FPL Group, Inc.	4,762
30	PPL Corp.	1,593
		13,463
Food & Staples Retailing — 2.2%
275	Wal-Mart Stores, Inc.	13,800
Food Products — 0.8%
147	Dean Foods Co. (a)	5,045
Gas Utilities — 1.0%
182	AGL Resources, Inc.	6,361
Health Care Equipment & Supplies — 0.8%
185	Boston Scientific Corp. (a)	5,419

Health Care Providers & Services — 1.2%
36	Aetna, Inc.	2,698
40	WellPoint, Inc. (a)	5,052
		7,750
Hotels, Restaurants & Leisure — 2.7%
274	Hilton Hotels Corp.	6,122
194	McDonald’s Corp.	6,047
106	Outback Steakhouse, Inc.	4,854
		17,023
Household Products — 2.1%
100	Clorox Co.	6,305
73	Colgate-Palmolive Co.	3,793
62	Procter & Gamble Co.	3,302
		13,400
Industrial Conglomerates — 2.9%
180	General Electric Co.	6,480
351	Tyco International Ltd.	11,854
		18,334
Insurance — 8.0%
97	American International Group, Inc.	5,400
262	Assurant, Inc.	8,816
195	Chubb Corp.	15,450
95	Hartford Financial Services Group, Inc.	6,506
92	Old Republic International Corp.	2,152
112	Prudential Financial, Inc.	6,411
126	Safeco Corp.	6,157
		50,892
IT Services — 1.2%
148	Affiliated Computer Services, Inc., Class A (a)	7,885
Machinery — 0.8%
86	Parker-Hannifin Corp.	5,233
Media — 8.4%
187	Clear Channel Communications, Inc.	6,432
208	Comcast Corp., Class A (a)	7,015
144	Gannett Co., Inc.	11,364
941	Liberty Media Corp., Class A (a)	9,758
700	Time Warner, Inc. (a)	12,288
189	Viacom, Inc., Class B	6,568
		53,425
Oil & Gas — 10.0%
177	Burlington Resources, Inc.	8,857
201	ChevronTexaco Corp.	11,747
119	ConocoPhillips	12,877
251	Devon Energy Corp.	11,971
94	Exxon Mobil Corp.	5,578
125	Kinder Morgan, Inc.	9,425
57	Royal Dutch Petroleum Co. (N.Y. Shares)	3,392
		63,847
Personal Products — 0.5%
64	Gillette Co. (The)	3,205
Pharmaceuticals — 6.2%
36	Eli Lilly & Co.	1,865
163	Johnson & Johnson	10,947
738	Pfizer, Inc.	19,393
173	Wyeth	7,310
		39,515
Real Estate — 0.7%
116	Brookfield Properties Co.	4,470
Software — 2.5%
222	Computer Associates International, Inc.	6,005
406	Microsoft Corp.	9,801
		15,806
Specialty Retail — 3.4%
103	AutoZone, Inc. (a)	8,844
121	Best Buy Co., Inc.	6,552
285	Gap, Inc. (The)	6,231
		21,627

Textiles, Apparel & Luxury Goods — 2.0%
	58	Jones Apparel Group, Inc.	1,953
	181	V.F. Corp.	10,698
			12,651
Thrifts & Mortgage Finance — 5.8%
	295	Freddie Mac	18,638
	212	Golden West Financial Corp.	12,832
	89	MGIC Investment Corp.	5,470
			36,940
		Total Common Stocks
		(Cost $544,060)	624,509

SHORT-TERM INVESTMENTS — 4.4%
Investment Companies — 4.4%
	27,694	JPMorgan Prime Money Market Fund (b) (m)
		(Cost $27,694)	27,694

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 1.0%
Investment Companies — 1.0%
	4,800	BGI Prime Money Market Fund	4,800
	1,801	Morgan Stanley Institutional Liquidity Funds	1,801

		Total Investments of Cash Collateral for Securities Loaned
		(Amortized Cost $6,601)	6,601

Total Investments — 103.5%
(Cost/Amortized Cost $578,355)			658,804
Other Liabilities in Excess of Assets — (3.5)%			(22,529)
Net Assets — 100.0%			$636,275

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$97,841
Aggregate gross unrealized depreciation	(17,392)
Net unrealized appreciation/depreciation	$80,449

Federal income tax cost of investments	$578,355

JPMorgan Intrepid America Fund

Schedule of Portfolio Investments

As of March 31, 2005 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
COMMON STOCKS — 96.3%
Aerospace & Defense — 3.8%
88	General Dynamics Corp.	$9,399
155	Lockheed Martin Corp.	9,434
235	Raytheon Co.	9,075
40	United Defense Industries, Inc.	2,966
		30,874
Air Freight & Logistics — 1.2%
102	FedEx Corp.	9,621
Auto Components — 0.7%
63	Autoliv, Inc.	2,978
60	BorgWarner, Inc.	2,940
		5,918
Biotechnology — 0.4%
95	Gilead Sciences, Inc. (a)	3,394
Building Products — 1.1%
252	Masco Corp.	8,726
Capital Markets — 1.8%
49	Affiliated Managers Group, Inc. (a)	3,015
244	E*Trade Financial Corp. (a)	2,928
127	Franklin Resources, Inc.	8,691
		14,634
Chemicals — 2.8%
216	Dow Chemical Co. (The)	10,753
72	Lubrizol Corp.	2,918
148	Monsanto Co.	9,559
		23,230
Commercial Banks — 3.7%
415	Bank of America Corp.	18,287
232	Wachovia Corp.	11,796
		30,083
Communications Equipment — 1.0%
572	Motorola, Inc.	8,558
Computers & Peripherals — 4.8%
221	Apple Computer, Inc. (a)	9,188
463	Hewlett-Packard Co.	10,163
185	International Business Machines Corp.	16,869
260	Western Digital Corp. (a)	3,312
		39,532
Consumer Finance — 5.1%
228	American Express Co.	11,707
127	AmeriCredit Corp. (a)	2,974
121	Capital One Financial Corp.	9,062
360	MBNA Corp.	8,838
90	Nelnet, Inc., Class A (a)	2,849
172	Providian Financial Corp. (a)	2,945
71	WFS Financial, Inc. (a)	3,055
		41,430
Containers & Packaging — 0.6%
53	Ball Corp.	2,207
185	Crown Holdings, Inc. (a)	2,883
		5,090
Diversified Telecommunication Services — 2.6%
149	Alltel Corp.	8,184
556	SBC Communications, Inc.	13,162
		21,346

Electric Utilities — 3.4%
218	Exelon Corp.	9,981
254	PG&E Corp.	8,651
119	TXU Corp.	9,444
		28,076
Electronic Equipment & Instruments — 0.4%
178	Ingram Micro, Inc., Class A (a)	2,974
Food & Staples Retailing — 0.3%
83	SUPERVALU, Inc.	2,775
Food Products — 1.5%
359	Archer-Daniels-Midland Co.	8,814
84	Pilgrim’s Pride Corp., Class B	3,015
		11,829
Health Care Equipment & Supplies — 1.1%
150	Becton, Dickinson & Co.	8,769
Health Care Providers & Services — 6.6%
126	Aetna, Inc.	9,451
232	Caremark Rx, Inc. (a)	9,225
34	CIGNA Corp.	3,054
45	Coventry Health Care, Inc. (a)	3,070
95	Humana, Inc. (a)	3,038
48	Sierra Health Services (a)	3,032
128	UnitedHealth Group, Inc.	12,245
83	WellPoint, Inc. (a)	10,429
		53,544
Hotels, Restaurants & Leisure — 3.1%
99	Darden Restaurants, Inc.	3,037
134	Marriott International, Inc., Class A	8,926
332	McDonald’s Corp.	10,345
100	Penn National Gaming, Inc. (a)	2,947
		25,255
Household Durables — 2.5%
100	D.R. Horton, Inc.	2,938
25	KB Home	2,948
52	Lennar Corp., Class A	2,970
42	MDC Holdings, Inc.	2,912
4	NVR, Inc. (a)	2,904
40	Standard-Pacific Corp.	2,916
39	Toll Brothers, Inc. (a)	3,036
		20,624
Household Products — 0.7%
84	Church & Dwight Co., Inc.	2,965
51	Energizer Holdings, Inc. (a)	3,044
		6,009
Industrial Conglomerates — 0.9%
229	Tyco International Ltd.	7,740
Insurance — 4.9%
168	Allstate Corp. (The)	9,066
96	Chubb Corp.	7,602
63	Hartford Financial Services Group, Inc.	4,326
187	Metlife, Inc.	7,292
147	Prudential Financial, Inc.	8,432
60	W.R. Berkley Corp.	2,956
		39,674
Leisure Equipment & Products — 0.4%
92	Eastman Kodak Co.	2,978
Machinery — 3.1%
42	Cummins, Inc.	2,920
162	Danaher Corp.	8,631
97	Ingersoll-Rand Co., Class A	7,710
62	Kennametal, Inc.	2,949
65	Terex Corp. (a)	2,814
		25,024

Media — 1.2%
74	McGraw-Hill Cos., Inc. (The)	6,457
51	R.H. Donnelly Corp. (a)	2,968
		9,425
Metals & Mining — 2.1%
263	AK Steel Holding Corp. (a)	2,910
49	Nucor Corp.	2,844
29	Phelps Dodge Corp.	2,960
55	Southern Peru Copper Corp.	3,061
83	Steel Dynamics, Inc.	2,863
57	United States Steel Corp.	2,898
		17,536
Multi-Utilities & Unregulated Power — 0.4%
75	Sempra Energy	2,988
Multiline Retail — 0.4%
56	Nordstrom, Inc.	3,123
Office Electronics — 1.1%
579	Xerox Corp. (a)	8,766
Oil & Gas — 11.7%
150	Burlington Resources, Inc.	7,486
112	Chesapeake Energy Corp.	2,446
278	ChevronTexaco Corp.	16,181
96	ConocoPhillips	10,320
203	Devon Energy Corp.	9,679
374	Exxon Mobil Corp.	22,314
139	Occidental Petroleum Corp.	9,886
53	Premcor, Inc.	3,139
27	Sunoco, Inc.	2,795
63	Tesoro Corp. (a)	2,325
128	Valero Energy Corp.	9,371
		95,942
Paper & Forest Products — 1.4%
116	Louisiana-Pacific Corp.	2,924
128	Weyerhaeuser Co.	8,782
		11,706
Pharmaceuticals — 4.2%
277	Abbott Laboratories	12,905
313	Johnson & Johnson	21,041
		33,946
Real Estate — 0.7%
42	CBL & Associates Properties, Inc. (REIT)	2,968
91	General Growth Properties, Inc. (REIT)	3,086
		6,054
Road & Rail — 2.5%
168	Burlington Northern Santa Fe Corp.	9,050
236	Norfolk Southern Corp.	8,729
49	Yellow Roadway Corp. (a)	2,845
		20,624
Semiconductors & Semiconductor Equipment — 0.7%
171	Freescale Semiconductor, Inc., Class B (a)	2,944
222	MEMC Electronic Materials, Inc. (a)	2,986
		5,930
Software — 3.3%
133	Adobe Systems, Inc.	8,920
880	Oracle Corp. (a)	10,986
349	Symantec Corp. (a)	7,451
		27,357
Specialty Retail — 0.4%
105	American Eagle Outfitters, Inc.	3,115
Textiles, Apparel & Luxury Goods — 1.4%
105	Nike, Inc., Class B	8,764
51	V.F. Corp.	3,034
		11,798
Thrifts & Mortgage Finance — 3.1%
257	Countrywide Financial Corp.	8,336
156	Freddie Mac	9,878
120	Golden West Financial Corp.	7,284
		25,498

Tobacco — 3.2%
259	Altria Group, Inc.	16,956
91	Loews Corp.- Carolina Group	2,996
38	Reynolds American, Inc.	3,038
56	UST, Inc.	2,869
		25,859
	Total Common Stocks (Cost $740,752)	787,374

SHORT-TERM INVESTMENTS — 20.4%
Investment Companies — 20.4%
166,685	JPMorgan Prime Money Market Fund (b) (m) (Amortized Cost $166,685)	166,685

Total Investments — 116.7% (Cost/Amortized Cost $907,437)		954,059
Other Liabilities in Excess of Assets — (16.7)%		(136,201)
Net Assets — 100.0%		$817,858

REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$51,749
Aggregate gross unrealized depreciation	(5,127)
Net unrealized appreciation/depreciation	$46,622

Federal income tax cost of investments	$907,437

JPMorgan Intrepid Contrarian Fund (Formerly JPMorgan Intrepid Investor Fund)

Schedule of Portfolio Investments

As of March 31, 2005 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
COMMON STOCKS — 99.1%
Aerospace & Defense — 1.2%
4	Boeing Co.	$237
Air Freight & Logistics — 1.3%
3	CNF, Inc.	131
3	Ryder System, Inc.	129
		260
Airlines — 0.7%
5	Alaska Air Group, Inc. (a)	143
Auto Components — 0.6%
9	Goodyear Tire & Rubber Co. (The) (a)	125
Automobiles — 0.8%
14	Ford Motor Co.	153
Biotechnology — 0.7%
3	Cephalon, Inc. (a)	145
Capital Markets — 3.1%
3	A.G. Edwards, Inc.	148
11	E*Trade Financial Corp. (a)	131
2	Goldman Sachs Group, Inc.	215
7	Investment Technology Group, Inc. (a)	130
		624
Chemicals — 0.9%
3	FMC Corp. (a)	182
Commercial Banks — 6.6%
10	Bank of America Corp.	424
5	KeyCorp	166
4	Marshall & Ilsley Corp.	177
5	National City Corp.	157
6	Republic Bancorp, Inc., Class A (m)	134
5	Wachovia Corp.	257
		1,315
Commercial Services & Supplies — 0.7%
4	John H. Harland Co.	136
Communications Equipment — 1.0%
13	Motorola, Inc.	195
Computers & Peripherals — 3.2%
23	Brocade Communications Systems, Inc. (a)	134
4	International Business Machines Corp.	370
5	Storage Technology Corp. (a)	140
		644
Consumer Finance — 2.5%
7	AmeriCredit Corp. (a)	157
6	CompuCredit Corp. (a)	162
11	Providian Financial Corp. (a)	184
		503
Distributors — 0.6%
5	Adesa, Inc.	119
Diversified Telecommunication Services — 4.3%
9	AT&T Corp.	176
3	Commonwealth Telephone Enterprises, Inc. (a)	151
11	SBC Communications, Inc.	252
8	Verizon Communications, Inc.	272
		851
Electric Utilities — 1.8%
7	DPL, Inc.	165
6	Edison International	191
		356

Electrical Equipment — 1.6%
5	Thomas & Betts Corp. (a)	154
2	Woodward Governor Co.	154
		308
Electronic Equipment & Instruments — 2.1%
8	Ingram Micro, Inc., Class A (a)	133
3	Mettler-Toledo International, Inc. (a)	147
4	Tech Data Corp. (a)	133
		413
Food & Staples Retailing — 3.9%
6	Albertson’s, Inc.	132
6	BJ’s Wholesale Club, Inc. (a)	180
4	Longs Drug Stores Corp.	142
7	Ruddick Corp.	151
5	SUPERVALU, Inc.	172
		777
Food Products — 0.9%
8	Sara Lee Corp.	174
Gas Utilities — 0.7%
5	WGL Holdings, Inc.	141
Health Care Equipment & Supplies — 1.5%
4	Haemonetics Corp. (a)	162
6	PerkinElmer, Inc.	130
		292
Health Care Providers & Services — 3.5%
3	Aetna, Inc.	218
2	CIGNA Corp.	183
5	Humana, Inc. (a)	158
4	Magellan Health Services, Inc. (a)	141
		700
Hotels, Restaurants & Leisure — 1.1%
7	McDonald’s Corp.	212
Household Durables — 1.5%
6	American Greetings, Class A	145
2	Black & Decker Corp.	154
		299
Industrial Conglomerates — 0.9%
2	Textron, Inc.	168
Insurance — 5.4%
4	Allstate Corp. (The)	235
5	American Financial Group, Inc.	162
4	Lincoln National Corp.	163
7	Ohio Casualty Corp. (a)	156
5	St. Paul Travelers Cos., Inc. (The)	185
10	UnumProvident Corp.	172
		1,073
Internet Software & Services — 1.3%
15	EarthLink, Inc. (a)	134
6	McAfee, Inc. (a)	131
		265
IT Services — 2.7%
3	Computer Sciences Corp. (a)	137
9	CSG System International, Inc. (a)	141
9	Perot Systems Corp., Class A (a)	120
6	Sabre Holdings Corp., Class A	132
		530
Leisure Equipment & Products — 0.7%
4	Eastman Kodak Co.	145
Machinery — 2.1%
4	Albany International Corp.	125
6	Flowserve Corp. (a)	142
4	Nordson Corp.	153
		420

Media — 3.2%
5	Catalina Marketing Corp.	132
2	McGraw-Hill Cos., Inc. (The)	179
10	Reader’s Digest Association, Inc. (Non-Voting)	176
4	Scholastic Corp. (a)	146
		633
Metals & Mining — 0.5%
10	AK Steel Holding Corp. (a)	105
Multi-Utilities & Unregulated Power — 2.6%
11	AES Corp. (The) (a)	178
6	National Fuel Gas Co.	166
4	Sempra Energy	169
		513
Multiline Retail — 2.1%
3	Federated Department Stores, Inc.	197
4	J.C. Penney Co., Holding Co.	226
		423
Office Electronics — 0.8%
11	Xerox Corp. (a)	164
Oil & Gas — 6.9%
2	Amerada Hess Corp.	187
3	Anadarko Petroleum Corp.	205
2	Ashland, Inc.	152
3	Kerr-McGee Corp.	196
3	Occidental Petroleum Corp.	235
4	Unocal Corp.	244
8	Williams Cos., Inc.	147
		1,366
Paper & Forest Products — 0.9%
5	Georgia-Pacific Corp.	174
Pharmaceuticals — 5.4%
5	Abbott Laboratories	252
9	Alpharma, Inc., Class A	114
7	First Horizon Pharmaceutical Corp. (a)	111
7	Johnson & Johnson	474
14	King Pharmaceuticals, Inc. (a)	115
		1,066
Real Estate — 1.4%
5	Brandywine Realty Trust (REIT)	144
7	Nationwide Health Properties, Inc. (REIT)	137
		281
Road & Rail — 0.8%
4	CSX Corp.	160
Semiconductors & Semiconductor Equipment — 1.6%
7	Intel Corp.	158
5	Lam Research Corp. (a)	149
		307
Software — 1.5%
27	Parametric Technology Corp. (a)	148
9	Sybase, Inc. (a)	157
		305
Specialty Retail — 2.6%
18	Charming Shoppes, Inc. (a)	142
5	Men’s Wearhouse, Inc. (a)	203
7	Toys R US, Inc. (a)	172
		517
Textiles, Apparel & Luxury Goods — 1.6%
4	Jones Apparel Group, Inc.	146
3	V.F. Corp.	177
		323
Thrifts & Mortgage Finance — 3.1%
6	Astoria Financial Corp.	162
3	Freddie Mac	196
2	MGIC Investment Corp.	127
3	PMI Group, Inc.	129
		614

Tobacco — 3.4%
5	Altria Group, Inc.	353
4	Loews Corp.- Carolina Group	141
2	Reynolds American, Inc.	181
		675
Trading Companies & Distributors — 0.8%
3	Grainger (W.W.), Inc.	162
	Total Common Stocks (Cost $17,255)	19,693

SHORT-TERM INVESTMENTS — 0.9%
Investment Companies — 0.9%
177	JPMorgan Prime Money Market Fund (b) (m) (Amortized Cost $177)	177

Total Investments — 100.0% (Cost/Amortized Cost $17,432)		19,870
Other Assets Less Liabilities — 0.0% (g)		3
Net Assets — 100.0%		$19,873

REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,904
Aggregate gross unrealized depreciation	(466)
Net unrealized appreciation/depreciation	$2,438

Federal income tax cost of investments	$17,432

JPMorgan Intrepid Growth Fund

Schedule of Portfolio Investments

As of March 31, 2005 (Unaudited)

(Amounts in thousands)

Shares		Security Description	Value
COMMON STOCKS — 95.8%
Aerospace & Defense — 3.7%
2		Boeing Co.	$142
1		General Dynamics Corp.	91
1		Lockheed Martin Corp.	46
—	(h)	Precision Castparts Corp.	19
—	(h)	United Defense Industries, Inc.	18
			316
Air Freight & Logistics — 1.3%
1		FedEx Corp.	110
Biotechnology — 2.9%
—	(h)	Affymetrix, Inc. (a)	18
1		Biogen Idec, Inc. (a)	29
—	(h)	Charles River Laboratories International, Inc. (a)	15
1		Genzyme Corp. (a)	49
3		Gilead Sciences, Inc. (a)	102
—	(h)	Invitrogen Corp. (a)	19
—	(h)	OSI Pharmaceuticals, Inc. (a)	16
			248
Building Products — 0.9%
2		Masco Corp.	77
Capital Markets — 1.2%
—	(h)	Affiliated Managers Group, Inc. (a)	20
1		Franklin Resources, Inc.	79
			99
Chemicals — 2.7%
2		Dow Chemical Co. (The)	82
1		Lyondell Chemical Co.	17
1		Monsanto Co.	40
2		Praxair, Inc.	92
			231
Commercial Banks — 0.1%
—	(h)	First Bancorp	12
Commercial Services & Supplies — 0.4%
1		Brink’s Co. (The)	18
1		West Corp. (a)	16
			34
Communications Equipment — 1.6%
1		Harris Corp.	21
7		Motorola, Inc.	111
			132
Computers & Peripherals — 6.6%
3		Apple Computer, Inc. (a)	106
6		Dell, Inc. (a)	224
2		International Business Machines Corp.	173
1		NCR Corp. (a)	18
1		Storage Technology Corp. (a)	18
2		Western Digital Corp. (a)	19
			558
Construction Materials — 0.2%
—	(h)	Eagle Materials, Inc.	16
Consumer Finance — 3.7%
3		American Express Co.	151
1		Capital One Financial Corp.	93
—	(h)	First Marblehead Corp. (The) (a)	19
1		Nelnet, Inc., Class A (a)	17
1		Providian Financial Corp. (a)	20
—	(h)	WFS Financial, Inc. (a)	14
			314

Containers & Packaging — 0.4%
—	(h)	Ball Corp.	18
1		Crown Holdings, Inc. (a)	16
			34
Diversified Financial Services — 0.2%
—	(h)	Chicago Mercantile Exchange Holdings, Inc.	15
Diversified Telecommunication Services — 0.5%
2		AT&T Corp.	40
Electric Utilities — 1.0%
1		TXU Corp.	84
Electrical Equipment — 0.2%
—	(h)	Rockwell Automation, Inc.	18
Electronic Equipment & Instruments — 0.4%
—	(h)	Amphenol Corp., Class A	16
1		Ingram Micro, Inc., Class A (a)	16
			32
Energy Equipment & Services — 1.6%
—	(h)	Cal Dive International, Inc. (a)	17
3		Halliburton Co.	115
			132
Food & Staples Retailing — 2.2%
1		7-Eleven, Inc. (a)	18
2		Costco Wholesale Corp.	80
2		CVS Corp.	84
			182
Food Products — 1.3%
3		Archer-Daniels-Midland Co.	80
—	(h)	Hershey Foods Corp.	26
			106
Health Care Equipment & Supplies — 1.2%
2		Becton, Dickinson & Co.	105
Health Care Providers & Services — 7.7%
1		Aetna, Inc.	97
2		Caremark Rx, Inc. (a)	88
—	(h)	Coventry Health Care, Inc. (a)	26
1		DaVita, Inc. (a)	22
1		HCA, Inc.	28
1		Humana, Inc. (a)	17
—	(h)	McKesson Corp.	18
—	(h)	Pacificare Health Systems, Inc. (a)	18
—	(h)	Sierra Health Services (a)	21
2		UnitedHealth Group, Inc.	176
—	(h)	WellChoice, Inc. (a)	17
1		WellPoint, Inc. (a)	119
			647
Hotels, Restaurants & Leisure — 3.1%
—	(h)	Boyd Gaming Corp.	17
1		Darden Restaurants, Inc.	19
—	(h)	Mandalay Resort Group	19
1		Marriott International, Inc., Class A	92
1		Penn National Gaming, Inc. (a)	18
2		Starbucks Corp. (a)	98
			263
Household Durables — 2.0%
—	(h)	Black & Decker Corp.	16
—	(h)	Centex Corp.	18
1		D.R. Horton, Inc.	15
—	(h)	KB Home	18
—	(h)	MDC Holdings, Inc.	19
—	(h)	Meritage Homes Corp. (a)	12
—	(h)	NVR, Inc. (a)	12
—	(h)	Ryland Group, Inc.	20
—	(h)	Standard-Pacific Corp.	20
—	(h)	Toll Brothers, Inc. (a)	20
			170

Household Products — 0.5%
1		Church & Dwight Co., Inc.	19
—	(h)	Energizer Holdings, Inc. (a)	19
			38
Insurance — 3.2%
1		Allstate Corp. (The)	80
1		American International Group, Inc.	70
1		Prudential Financial, Inc.	85
—	(h)	Unitrin, Inc.	15
—	(h)	W.R. Berkley Corp.	16
			266
Internet Software & Services — 2.1%
1		McAfee, Inc. (a)	13
1		VeriSign, Inc. (a)	15
4		Yahoo!, Inc. (a)	151
			179
IT Services — 0.6%
—	(h)	Alliance Data Systems Corp. (a)	14
—	(h)	CACI International, Inc., Class A (a)	18
—	(h)	CheckFree Corp. (a)	16
			48
Leisure Equipment & Products — 0.3%
—	(h)	Polaris Industries, Inc.	23
Machinery — 3.3%
1		Caterpillar, Inc.	112
2		Danaher Corp.	95
—	(h)	IDEX Corp.	17
1		Joy Global, Inc.	22
—	(h)	PACCAR, Inc.	15
—	(h)	Terex Corp. (a)	18
			279
Media — 2.1%
1		McGraw-Hill Cos., Inc. (The)	74
4		Walt Disney Co.	103
			177
Metals & Mining — 1.8%
1		AK Steel Holding Corp. (a)	12
1		Allegheny Technologies, Inc.	19
—	(h)	Consol Energy, Inc.	21
—	(h)	Nucor Corp.	19
—	(h)	Peabody Energy Corp.	19
—	(h)	Phelps Dodge Corp.	20
—	(h)	Southern Peru Copper Corp.	21
1		Steel Dynamics, Inc.	18
			149
Multi-Utilities & Unregulated Power — 0.5%
1		AES Corp. (The) (a)	17
—	(h)	Energen Corp.	21
			38
Multiline Retail — 0.7%
1		Dillards, Inc., Class A	19
—	(h)	Nordstrom, Inc.	21
—	(h)	Sears Holdings Corp. (a)	20
			60
Office Electronics — 0.9%
5		Xerox Corp. (a)	74

Oil & Gas — 3.8%
1		Anadarko Petroleum Corp.	80
2		Burlington Resources, Inc.	84
1		Exxon Mobil Corp.	79
—	(h)	Kerr-McGee Corp.	16
—	(h)	Plains Exploration & Production Co. (a)	17
1		Vintage Petroleum, Inc.	18
1		XTO Energy, Inc.	23
			317
Personal Products — 3.1%
3		Avon Products, Inc.	118
3		Gillette Co. (The)	144
			262
Pharmaceuticals — 7.6%
4		Abbott Laboratories	188
6		Johnson & Johnson	376
3		Pfizer, Inc.	81
			645
Real Estate — 1.1%
—	(h)	CBL & Associates Properties, Inc. (REIT)	14
1		General Growth Properties, Inc. (REIT)	20
—	(h)	Mills Corp. (The) (REIT)	17
—	(h)	Simon Property Group, Inc. (REIT)	18
—	(h)	St Joe Co. (The)	22
			91
Road & Rail — 1.6%
1		Burlington Northern Santa Fe Corp.	80
2		Norfolk Southern Corp.	59
			139
Semiconductors & Semiconductor Equipment — 2.6%
1		Freescale Semicondoctor, Inc., Class B (a)	18
8		Intel Corp.	185
1		MEMC Electronic Materials, Inc. (a)	17
			220
Software — 4.9%
1		Activision, Inc. (a)	18
2		Adobe Systems, Inc.	114
1		Autodesk, Inc.	16
—	(h)	Hyperion Solutions Corp. (a)	17
11		Oracle Corp. (a)	138
5		Symantec Corp. (a)	107
			410
Specialty Retail — 3.4%
—	(h)	Abercrombie & Fitch Co.	19
1		Aeropostale, Inc. (a)	17
1		American Eagle Outfitters, Inc.	22
3		Home Depot, Inc.	97
—	(h)	Michaels Stores, Inc.	17
—	(h)	Sherwin-Williams Co. (The)	19
3		Staples, Inc.	99
			290
Textiles, Apparel & Luxury Goods — 1.4%
—	(h)	Coach, Inc. (a)	18
1		Nike, Inc., Class B	98
			116
Thrifts & Mortgage Finance — 2.0%
3		Countrywide Financial Corp.	83
1		Freddie Mac	74
—	(h)	R&G Financial Corp., Class B	13
			170

Tobacco — 1.2%
1		Altria Group, Inc.	83
—	(h)	UST, Inc.	22
			105
		Total Common Stocks (Cost $7,100)	8,071

SHORT-TERM INVESTMENTS — 1.3%
Investment Companies — 1.3%
114		JPMorgan Prime Money Market Fund (b) (m) (Amortized Cost $114)	114

Total Investments — 97.1% (Cost/Amortized Cost $7,214)			8,185
Other Assets Less Liabilities — 2.9%			241
Net Assets — 100.0%			$8,426

REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(h)	Amount rounds to less than one thousand.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,094
Aggregate gross unrealized depreciation	(123)
Net unrealized appreciation/depreciation	$971

Federal income tax cost of investments	$7,214

JPMorgan Intrepid Value Fund

Schedule of Portfolio Investments

As of March 31, 2005 (Unaudited)

(Amounts in thousands)

Shares		Security Description	Value
COMMON STOCKS — 97.6%
Aerospace & Defense — 5.2%
2		General Dynamics Corp.	$252
4		Lockheed Martin Corp.	262
5		Northrop Grumman Corp.	248
6		Raytheon Co.	244
1		United Defense Industries, Inc.	55
			1,061
Auto Components — 0.2%
1		BorgWarner, Inc.	37
Automobiles — 1.3%
23		Ford Motor Co.	257
Beverages — 0.2%
2		PepsiAmericas, Inc.	43
Building Products — 1.2%
7		Masco Corp.	246
Capital Markets — 4.8%
1		A.G. Edwards, Inc.	45
1		American Capital Strategies Ltd.	44
—	(h)	Bear Stearns Cos., Inc. (The)	40
3		E*Trade Financial Corp. (a)	39
3		Franklin Resources, Inc.	220
3		Goldman Sachs Group, Inc.	302
3		Lehman Brothers Holdings, Inc.	273
			963
Chemicals — 2.2%
6		Dow Chemical Co. (The)	317
1		Eastman Chemical Co.	38
1		Georgia Gulf Corp.	41
1		Lyondell Chemical Co.	39
			435
Commercial Banks — 7.1%
17		Bank of America Corp.	756
1		First Bancorp	40
7		KeyCorp	240
7		Wachovia Corp.	357
1		Westcorp	36
			1,429
Computers & Peripherals — 1.6%
3		International Business Machines Corp.	274
3		Western Digital Corp. (a)	43
			317
Consumer Finance — 3.8%
4		American Express Co.	200
2		AmeriCredit Corp. (a)	45
3		Capital One Financial Corp.	206
9		MBNA Corp.	210
2		Providian Financial Corp. (a)	35
—	(h)	Student Loan Corp.	42
1		WFS Financial, Inc. (a)	32
			770
Containers & Packaging — 0.2%
1		Ball Corp.	35
Diversified Financial Services — 0.2%
1		Principal Financial Group	44
Diversified Telecommunication Services — 3.3%
4		Alltel Corp.	239
18		SBC Communications, Inc.	437
			676
Electric Utilities — 6.9%
4		Entergy Corp.	254
6		Exelon Corp.	285
7		PG&E Corp.	228
1		PPL Corp.	46
8		Southern Co. (The)	267
3		TXU Corp.	271
1		WPS Resources Corp.	40
			1,391

Electronic Equipment & Instruments — 0.2%
3		Ingram Micro, Inc., Class A (a)	44
Food & Staples Retailing — 0.2%
1		SUPERVALU, Inc.	40
Food Products — 1.4%
10		Archer-Daniels-Midland Co.	236
1		Pilgrim’s Pride Corp., Class B	38
			274
Health Care Providers & Services — 4.3%
3		Aetna, Inc.	255
—	(h)	CIGNA Corp.	40
5		HCA, Inc.	257
1		Humana, Inc. (a)	45
1		WellChoice, Inc. (a)	45
2		WellPoint, Inc. (a)	238
			880
Hotels, Restaurants & Leisure — 1.5%
10		McDonald’s Corp.	313
Household Durables — 2.4%
1		American Greetings, Class A	37
—	(h)	Black & Decker Corp.	36
1		Centex Corp.	37
2		D.R. Horton, Inc.	47
—	(h)	KB Home	53
1		Lennar Corp., Class A	37
1		MDC Holdings, Inc.	41
1		Ryland Group, Inc.	40
1		Standard-Pacific Corp.	43
1		Stanley Works (The)	43
1		Toll Brothers, Inc. (a)	67
			481
Industrial Conglomerates — 1.2%
—	(h)	Alleghany Corp. (a) (m)	56
6		Tyco International Ltd.	186
			242
Insurance — 6.9%
6		Allstate Corp. (The)	316
1		American Financial Group, Inc.	37
3		Chubb Corp.	242
1		First American Corp.	45
4		Hartford Financial Services Group, Inc.	261
1		HCC Insurance Holdings, Inc.	34
1		Mercury General Corp.	36
6		Metlife, Inc.	248
1		Nationwide Financial Services, Inc.	45
1		Protective Life Corp.	41
1		Reinsurance Group of America, Inc.	40
1		W.R. Berkley Corp.	42
			1,387
Leisure Equipment & Products — 0.2%
1		Eastman Kodak Co.	44
Machinery — 3.2%
2		Caterpillar, Inc.	215
1		Cummins, Inc.	39
1		Eaton Corp.	36
2		Ingersoll-Rand Co., Class A	191
1		Kennametal, Inc.	43
1		PACCAR, Inc.	40
1		Parker-Hannifin Corp.	33
1		Terex Corp. (a)	41
			638
Media — 2.7%
2		McGraw-Hill Cos., Inc. (The)	192
1		R.H. Donnelly Corp. (a)	38
11		Walt Disney Co.	326
			556

Metals & Mining — 1.4%
4		AK Steel Holding Corp. (a)	40
1		International Steel Group, Inc. (a)	37
1		Nucor Corp.	49
—	(h)	Phelps Dodge Corp.	46
1		Southern Peru Copper Corp.	42
1		Steel Dynamics, Inc.	38
1		United States Steel Corp.	38
			290
Multi-Utilities & Unregulated Power — 0.8%
1		Constellation Energy Group, Inc.	39
1		Energen Corp.	36
1		ONEOK, Inc.	40
1		Sempra Energy	38
			153
Multiline Retail — 0.5%
1		Federated Department Stores, Inc.	42
—	(h)	Sears Holdings Corp. (a)	53
			95
Office Electronics — 1.1%
15		Xerox Corp. (a)	232
Oil & Gas — 16.2%
3		Anadarko Petroleum Corp.	251
4		Apache Corp.	260
5		Burlington Resources, Inc.	250
2		Chesapeake Energy Corp.	45
10		ChevronTexaco Corp.	583
4		ConocoPhillips	426
6		Devon Energy Corp.	265
1		Kerr-McGee Corp.	43
5		Marathon Oil Corp.	242
1		Newfield Exploration Co. (a)	48
4		Occidental Petroleum Corp.	281
1		Overseas Shipholding Group, Inc.	41
1		Premcor, Inc.	57
1		Sunoco, Inc.	57
1		Tesoro Corp. (a)	39
4		Unocal Corp.	253
1		Valero Energy Corp.	77
2		XTO Energy, Inc.	55
			3,273
Paper & Forest Products — 1.6%
1		Georgia-Pacific Corp.	37
1		Louisiana-Pacific Corp.	35
4		Weyerhaeuser Co.	257
			329
Real Estate — 2.2%
1		CBL & Associates Properties, Inc. (REIT)	39
1		General Growth Properties, Inc. (REIT)	35
4		HRPT Properties Trust (REIT)	42
1		Macerich Co. (The) (REIT)	35
1		Mills Corp. (The) (REIT)	45
1		New Century Financial Corp. (REIT)	45
1		Regency Centers Corp. (REIT)	43
1		Simon Property Group, Inc. (REIT)	45
1		SL Green Realty Corp. (REIT)	37
2		Trizec Properties, Inc. (REIT)	39
1		Vornado Realty Trust (REIT)	38
			443
Road & Rail — 2.6%
5		Burlington Northern Santa Fe Corp.	256
7		Norfolk Southern Corp.	241
1		Yellow Roadway Corp. (a)	38
			535

Software — 0.6%
6		Symantec Corp. (a)	122
Specialty Retail — 0.2%
1		Sherwin-Williams Co. (The)	42
Textiles, Apparel & Luxury Goods — 0.2%
1		V.F. Corp.	38
Thrifts & Mortgage Finance — 4.4%
8		Countrywide Financial Corp.	253
5		Freddie Mac	323
4		Golden West Financial Corp.	233
1		MGIC Investment Corp.	40
1		PMI Group, Inc.	36
			885
Tobacco — 3.4%
10		Altria Group, Inc.	621
1		Loews Corp.- Carolina Group	40
—	(h)	Reynolds American, Inc.	36
			697
		Total Common Stocks (Cost $17,017)	19,737

SHORT-TERM INVESTMENTS — 2.5%
Investment Companies — 2.5%
514		JPMorgan Prime Money Market Fund (b) (m) (Amortized Cost $514)	514

Total Investments — 100.1% (Cost/Amortized Cost $17,531)			20,251
Other Liabilities in Excess of Assets — (0.1)%			(19)
Net Assets — 100.0%			$20,232

REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(h)	Amount rounds to less than one thousand.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,875
Aggregate gross unrealized depreciation	(155)
Net unrealized appreciation/depreciation	$2,720

Federal income tax cost of investments	$17,531

JPMorgan Mid Cap Equity Fund
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value
COMMON STOCKS — 95.9%
Aerospace & Defense — 2.2%
11	L-3 Communications Holdings, Inc.	$778
21	Precision Castparts Corp.	1,617
25	Rockwell Collins, Inc.	1,178
23	United Defense Industries, Inc.	1,718
		5,291
Airlines — 0.4%
61	Southwest Airlines Co.	869
Auto Components — 0.9%
27	Autoliv, Inc.	1,265
18	BorgWarner, Inc.	881
		2,146
Beverages — 0.5%
20	Brown-Forman Corp., Class B	1,110
Biotechnology — 1.4%
17	Celgene Corp. (a)	589
25	Genzyme Corp. (a)	1,408
14	Invitrogen Corp. (a)	955
12	OSI Pharmaceuticals, Inc. (a)	513
		3,465
Building Products — 0.4%
19	American Standard Cos., Inc.	874
Capital Markets — 2.6%
70	Ameritrade Holding Corp. (a)	717
22	Eaton Vance Corp.	511
18	Investors Financial Services Corp.	856
17	Legg Mason, Inc.	1,290
25	Northern Trust Corp.	1,077
29	T. Rowe Price Group, Inc.	1,695
		6,146
Chemicals — 1.8%
31	Albemarle Corp.	1,131
28	International Flavors & Fragrances, Inc.	1,086
16	PPG Industries, Inc.	1,159
17	Sigma-Aldrich Corp.	1,029
		4,405
Commercial Banks — 3.6%
12	Cullen/Frost Bankers, Inc.	547
25	M&T Bank Corp.	2,582
101	North Fork Bancorp, Inc.	2,808
17	TCF Financial Corp.	448
39	Wilmington Trust Corp.	1,376
14	Zions Bancorp	966
		8,727
Commercial Services & Supplies — 2.3%
19	ChoicePoint, Inc. (a)	746
14	Dun & Bradstreet Corp. (a)	869
19	HNI Corp.	832
25	Manpower, Inc.	1,101
28	Republic Services, Inc.	951
35	West Corp. (a)	1,114
		5,613
Communications Equipment — 0.9%
20	Harris Corp.	640
19	Research In Motion Ltd. (a)	1,421
		2,061
Computers & Peripherals — 1.8%
22	Apple Computer, Inc. (a)	904
12	Lexmark International, Inc., Class A (a)	928
46	NCR Corp. (a)	1,555
38	Network Appliance, Inc. (a)	1,047
		4,434
Construction & Engineering — 0.6%
27	Jacobs Engineering Group, Inc. (a)	1,412

Construction Materials — 1.2%
18	Florida Rock Industries, Inc.	1,053
31	Vulcan Materials Co.	1,767
		2,820
Consumer Finance — 0.6%
58	AmeriCredit Corp. (a)	1,356
Containers & Packaging — 0.9%
22	Ball Corp.	917
54	Pactiv Corp. (a)	1,254
		2,171
Distributors — 0.3%
18	Genuine Parts Co.	778
Diversified Financial Services — 1.3%
50	CapitalSource, Inc. (a)	1,139
28	CIT Group, Inc.	1,056
25	Principal Financial Group	951
		3,146
Diversified Telecommunication Services — 1.6%
34	Alltel Corp.	1,876
57	CenturyTel, Inc.	1,878
		3,754
Electric Utilities — 1.0%
22	DPL, Inc.	560
17	PPL Corp.	939
41	Westar Energy, Inc.	885
		2,384
Electrical Equipment — 1.3%
17	Cooper Industries Ltd., Class A	1,194
15	Hubbell, Inc., Class B	777
19	Rockwell Automation, Inc.	1,054
		3,025
Electronic Equipment & Instruments — 2.8%
65	Amphenol Corp., Class A	2,404
47	Arrow Electronics, Inc. (a)	1,181
11	Dolby Laboratories, Inc. (a)	263
45	Jabil Circuit, Inc. (a)	1,271
21	National Instruments Corp.	579
28	Tech Data Corp. (a)	1,040
		6,738
Energy Equipment & Services — 1.6%
16	BJ Services Co.	825
37	Grant Prideco, Inc. (a)	884
18	Nabors Industries Ltd. (a)	1,062
20	Noble Corp.	1,149
		3,920
Food Products — 1.4%
42	Dean Foods Co. (a)	1,427
31	Hormel Foods Corp.	964
17	JM Smucker Co. (The)	873
		3,264
Gas Utilities — 0.4%
18	AGL Resources, Inc.	629
10	UGI Corp.	463
		1,092
Health Care Equipment & Supplies — 2.7%
23	Bausch & Lomb, Inc.	1,719
20	Beckman Coulter, Inc.	1,359
12	Biomet, Inc.	452
40	Cytyc Corp. (a)	910
23	Fisher Scientific International, Inc. (a)	1,295
11	Zimmer Holdings, Inc. (a)	863
		6,598
Health Care Providers & Services — 8.1%
16	Aetna, Inc.	1,162
22	Caremark Rx, Inc. (a)	867
55	Coventry Health Care, Inc. (a)	3,741
39	DaVita, Inc. (a)	1,650
47	IMS Health, Inc.	1,146
17	Laboratory Corp. of America Holdings (a)	839
58	Manor Care, Inc.	2,109
15	McKesson Corp.	574

31	Medco Health Solutions, Inc. (a)	1,542
50	Omnicare, Inc.	1,778
8	Quest Diagnostics	788
41	Renal Care Group, Inc. (a)	1,559
33	Triad Hospitals, Inc. (a)	1,653
		19,408
Hotels, Restaurants & Leisure — 5.2%
73	Applebees International, Inc.	2,012
30	Brinker International, Inc. (a)	1,087
67	Caesars Entertainment, Inc. (a)	1,335
24	Cheesecake Factory, Inc. (The) (a)	836
50	Hilton Hotels Corp.	1,115
21	International Speedway Corp., Class A	1,145
15	Marriott International, Inc., Class A	989
39	Outback Steakhouse, Inc.	1,790
30	Royal Caribbean Cruises Ltd.	1,332
13	Station Casinos, Inc.	905
		12,546
Household Durables — 1.2%
20	Fortune Brands, Inc.	1,605
6	Harman International Industries, Inc.	548
10	Mohawk Industries, Inc. (a)	843
		2,996
Household Products — 0.4%
14	Clorox Co.	907
Industrial Conglomerates — 0.6%
22	Carlisle Cos., Inc.	1,535
Insurance — 4.6%
12	AMBAC Financial Group, Inc.	908
87	Assurant, Inc.	2,925
25	Cincinnati Financial Corp.	1,086
42	IPC Holdings Ltd.	1,630
81	Old Republic International Corp.	1,890
15	PartnerRe Ltd.	950
21	Safeco Corp.	1,033
19	Willis Group Holdings Ltd.	715
		11,137
Internet Software & Services — 0.4%
31	VeriSign, Inc. (a)	891
IT Services — 1.6%
31	Affiliated Computer Services, Inc., Class A (a)	1,661
24	Alliance Data Systems Corp. (a)	949
28	CheckFree Corp. (a)	1,133
2	Global Payments, Inc.	97
		3,840
Leisure Equipment & Products — 1.4%
49	Brunswick Corp.	2,310
15	Polaris Industries, Inc.	1,018
		3,328
Machinery — 3.0%
38	Crane Co.	1,100
45	Harsco Corp.	2,694
14	ITT Industries, Inc.	1,268
16	Oshkosh Truck Corp.	1,287
13	Parker-Hannifin Corp.	762
		7,111
Media — 2.4%
38	Dex Media, Inc.	787
31	E.W. Scripps Co., Class A	1,500
24	Gannett Co., Inc.	1,882
42	Interactive Data Corp. (a)	865
10	Knight Ridder, Inc.	659
		5,693
Metals & Mining — 0.5%
26	Consol Energy, Inc.	1,199
Multi-Utilities & Unregulated Power — 1.5%
13	Energen Corp.	879
32	Energy East Corp.	826
12	Questar Corp.	681
32	SCANA Corp.	1,204
		3,590

Multiline Retail — 1.6%
37	Dollar General Corp.	806
58	Family Dollar Stores, Inc.	1,773
14	May Department Stores Co. (The)	515
26	Tuesday Morning Corp. (a)	759
		3,853
Office Electronics — 0.7%
62	Xerox Corp. (a)	939
17	Zebra Technologies Corp., Class A (a)	814
		1,753
Oil & Gas — 5.4%
17	Ashland, Inc.	1,120
41	Burlington Resources, Inc.	2,033
49	Devon Energy Corp.	2,354
33	Kinder Morgan, Inc.	2,506
18	Marathon Oil Corp.	840
14	Newfield Exploration Co. (a)	1,073
31	Premcor, Inc.	1,850
34	Talisman Energy, Inc.	1,144
		12,920
Paper & Forest Products — 0.2%
18	MeadWestvaco Corp.	573
Pharmaceuticals — 1.0%
28	Nektar Therapeutics (a)	383
19	Sepracor, Inc. (a)	1,091
41	Valeant Pharmaceuticals International	919
		2,393
Real Estate — 1.6%
29	Brookfield Properties Co.	1,109
8	Forest City Enterprises, Inc.	510
14	PS Business Parks, Inc., Class A (REIT)	560
8	Public Storage, Inc. (REIT)	461
25	Rayonier, Inc. (REIT)	1,254
		3,894
Road & Rail — 0.4%
23	Hunt (J.B.) Transport Services, Inc.	1,024
Semiconductors & Semiconductor Equipment — 2.0%
26	Broadcom Corp., Class A (a)	776
14	KLA-Tencor Corp. (a)	651
30	Lam Research Corp. (a)	860
36	Linear Technology Corp.	1,366
41	Microchip Technology, Inc.	1,060
		4,713
Software — 2.2%
18	Adobe Systems, Inc.	1,236
49	Citrix Systems, Inc. (a)	1,174
28	Cognos, Inc. (a)	1,181
67	Computer Associates International, Inc.	1,805
		5,396
Specialty Retail — 7.6%
20	Abercrombie & Fitch Co.	1,139
26	Advance Auto Parts, Inc. (a)	1,289
70	Autonation, Inc. (a)	1,316
39	AutoZone, Inc. (a)	3,334
35	CarMax, Inc. (a)	1,110
59	Circuit City Stores, Inc.	948
41	Foot Locker, Inc.	1,189
35	Pacific Sunwear of California, Inc. (a)	968
32	Petco Animal Supplies, Inc. (a)	1,178
40	Ross Stores, Inc.	1,160
18	Sherwin-Williams Co. (The)	805
63	Tiffany & Co.	2,182
64	TJX Cos., Inc.	1,569
		18,187
Textiles, Apparel & Luxury Goods — 2.4%
14	Coach, Inc. (a)	799
35	Columbia Sportswear Co. (a)	1,884
53	V.F. Corp.	3,146
		5,829

Thrifts & Mortgage Finance — 2.2%
48	Golden West Financial Corp.	2,886
21	MGIC Investment Corp.	1,289
26	Webster Financial Corp.	1,167
		5,342
Trading Companies & Distributors — 0.3%
27	MSC Industrial Direct Co.	836
Wireless Telecommunication Services — 0.9%
16	NII Holdings, Inc. (a)	914
14	Telephone & Data Systems, Inc.	1,159
		2,073
	Total Common Stocks (Cost $184,324)	230,566

SHORT-TERM INVESTMENTS — 2.8%
Investment Companies — 2.8%
6,831	JPMorgan Prime Money Market Fund (b) (m) (Amortized Cost $6,831)	6,831

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 3.4%
Investment Companies — 3.4%
7,000	BGI Prime Money Market Fund	7,000
1,260	Morgan Stanley Institutional Liquidity Funds	1,260
	Total Investments of Cash Collateral for Securities Loaned (Amortized Cost $8,260)	8,260

Total Investments — 102.1%
(Cost/Amortized Cost $199,415)		245,657
Other Liabilities in Excess of Assets — (2.1)%		(5,159)
Net Assets — 100.0%		$240,498

REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,645
Aggregate gross unrealized depreciation	(1,403)
Net unrealized appreciation/depreciation	$46,242

Federal income tax cost of investments	$199,415

JPMorgan Small Cap Core Fund (Formerly JPMorgan Trust Small Cap Equity Fund)
Schedule of Portfolio Investments
As of March 31, 2005 (Unaudited)
(Amount in thousands)

Shares	Security Description	Value
COMMON STOCKS — 98.0%
Aerospace & Defense — 2.1%
29	Armor Holdings, Inc. (a)	$1,061
80	Aviall, Inc. (a)	2,234
54	BE Aerospace, Inc. (a)	649
11	Curtiss-Wright Corp.	627
85	Esterline Technologies Corp. (a)	2,926
35	Heico Corp.	712
22	Hexcel Corp. (a)	335
45	Kaman Corp., Class A	560
156	Moog, Inc., Class A (a)	7,065
122	Orbital Sciences Corp. (a)	1,184
		17,353
Airlines — 0.7%
128	Delta Air Lines, Inc. (a)	518
183	ExpressJet Holdings, Inc. (a)	2,089
8	FLYi, Inc. (a)	10
106	Mesa Air Group, Inc. (a)	738
77	Pinnacle Airlines Corp. (a)	815
92	Skywest, Inc.	1,712
		5,882
Auto Components — 0.8%
93	ArvinMeritor, Inc.	1,437
168	Goodyear Tire & Rubber Co. (The) (a)	2,243
74	Hayes Lemmerz International, Inc. (a)	383
15	Sauer-Danfoss, Inc.	328
62	Stoneridge, Inc. (a)	755
128	Tenneco Automotive, Inc. (a)	1,589
		6,735
Automobiles — 0.4%
62	Fleetwood Enterprises, Inc. (a)	538
76	Thor Industries, Inc.	2,285
12	Winnebago Industries, Inc.	392
		3,215
Biotechnology — 2.4%
33	Abgenix, Inc. (a)	231
68	Alexion Pharmaceuticals, Inc. (a)	1,467
46	Alkermes, Inc. (a)	481
37	Applera Corp.-Celera Genomics Group (a)	374
44	Cell Genesys, Inc. (a)	201
35	Corixa Corp. (a)	108
145	Cubist Pharmaceuticals, Inc. (a)	1,543
138	CV Therapeutics, Inc. (a)	2,808
25	Diversa Corp. (a)	126
74	Encysive Pharmaceuticals, Inc. (a)	758
34	Enzon Pharmaceuticals, Inc. (a)	344
13	Exelixis, Inc. (a)	87
334	Genelabs Technologies (a)	200
250	Incyte Corp. (a)	1,708
52	Ligand Pharmaceuticals, Inc., Class B (a)	296
56	Maxygen, Inc. (a)	484
42	Myriad Genetics, Inc. (a)	778
17	Pharmion Corp. (a)	493
84	Rigel Pharmaceuticals, Inc. (a)	1,344
58	Seattle Genetics, Inc. (a)	296
11	Tanox, Inc. (a)	106
15	Techne Corp. (a)	615
47	Telik, Inc. (a)	712
28	Transkaryotic Therapies, Inc. (a)	699
44	United Therapeutics Corp. (a)	1,997
52	Vertex Pharmaceuticals, Inc. (a)	490
53	Vicuron Pharmaceuticals, Inc. (a)	835
		19,581

Building Products — 2.3%
33	ElkCorp	1,258
76	Griffon Corp. (a)	1,636
112	Jacuzzi Brands, Inc. (a)	1,089
150	Lennox International, Inc.	3,290
50	NCI Building Systems, Inc. (a)	1,922
159	Universal Forest Products, Inc.	6,189
46	USG Corp. (a)	1,512
53	York International Corp.	2,065
		18,961
Capital Markets — 0.4%
30	Affiliated Managers Group, Inc. (a)	1,861
50	Knight Trading Group, Inc., Class A (a)	482
24	National Financial Partners Corp.	947
		3,290
Chemicals — 2.5%
34	Albemarle Corp.	1,229
31	Cytec Industries, Inc.	1,655
43	FMC Corp. (a)	2,320
93	Georgia Gulf Corp.	4,294
10	H.B. Fuller Co.	287
28	Headwaters, Inc. (a)	909
88	Hercules, Inc. (a)	1,270
53	Kronos Worlwide, Inc.	2,266
126	Mosiac Co. (The) (a)	2,151
30	NewMarket Corp. (a)	552
135	PolyOne Corp. (a)	1,201
41	Terra Industries, Inc. (a)	317
147	W.R. Grace & Co. (a)	1,249
56	Wellman, Inc.	813
		20,513
Commercial Banks — 5.7%
15	ABC Bancorp (m)	259
34	Amcore Financial, Inc.	969
7	AmericanWest Bancorp (a)	133
5	BancFirst Corp.	311
81	Bank of the Ozarks, Inc.	2,556
6	Capital Corp. of the West	274
27	Capitol Bancorp Ltd.	808
14	Center Financial Corp.	252
39	Central Pacific Financial Corp.	1,316
22	Chemical Financial Corp.	717
12	City Holdings Co.	357
17	City National Corp.	1,187
24	Columbia Banking System, Inc.	563
108	Community Bank System, Inc.	2,481
17	Community Trust Bancorp, Inc.	504
96	EuroBancshares, Inc. (a)	1,623
60	First Bancorp	2,548
14	First Republic Bank	456
77	First State Bancorporation/NM	1,300
22	Glacier Bancorp, Inc.	674
69	Gold Banc Corp., Inc.	969
41	Greater Bay Bancorp	1,006
57	IBERIABANK Corp.	3,196
52	Independent Bank Corp.	1,499
106	Irwin Financial Corp.	2,442
6	Macatawa Bank Corp.	198
15	MB Financial, Inc.	586
9	Mercantile Bank Corp.	376
25	Nara Bancorp, Inc.	350
42	Oriental Financial Group	983
12	Peoples Bancorp, Inc.	334
89	PrivateBancorp, Inc.	2,786
75	Republic Bancorp, Inc.	1,013
5	Republic Bancorp, Inc., Class A (m)	121
12	Simmons First National Corp., Class A	295
9	Southwest Bancorp, Inc.	164

6	State Financial Services Corp.	218
23	Sterling Bancorp	558
118	Sterling Bancshares, Inc.	1,677
114	Summit Bancshares, Inc.	1,951
18	Sun Bancorp, Inc. (a)	421
6	Taylor Capital Group, Inc.	193
12	TriCo Bancshares	254
21	Umpqua Holdings Corp.	483
64	West Coast Bancorp	1,511
61	Westamerica Bancorporation	3,174
6	Western Sierra Bancorp, Class B (a)	195
34	Wilshire Bancorp, Inc.	446
16	Wintrust Financial Corp.	735
		47,422
Commercial Services & Supplies — 2.6%
125	Angelica Corp.	3,509
13	Banta Corp.	552
6	Charles River Associates, Inc. (a)	281
20	Coinstar, Inc. (a)	424
28	DiamondCluster International, Inc. (a)	446
37	Duratek, Inc. (a)	734
8	General Binding Corp. (a)	176
34	Geo Group, Inc. (The) (a)	972
7	Gevity HR, Inc.	136
77	Heidrick & Struggles, Inc. (a)	2,828
21	Imagistics International, Inc. (a)	734
17	Interpool, Inc.	369
37	John H. Harland Co.	1,285
18	Korn/Ferry International (a)	346
75	Labor Ready, Inc. (a)	1,404
80	Navigant Consulting Co. (a)	2,179
59	Sitel Corp. (a)	115
31	SOURCECORP, Inc. (a)	622
47	Spherion Corp. (a)	352
115	TeleTech Holdings, Inc. (a)	1,491
24	Tetra Tech, Inc. (a)	300
29	United Stationers, Inc. (a)	1,308
6	Vertrue, Inc. (a)	209
15	Waste Connections, Inc. (a)	514
		21,286
Communications Equipment — 1.8%
37	Ariba, Inc. (a)	287
111	Arris Group, Inc. (a)	767
87	Aspect Communications Corp. (a)	910
16	Audiovox Corp. (a)	204
19	Bel Fuse, Inc., Class B	582
33	Black Box Corp.	1,227
65	C-COR, Inc. (a)	394
9	Comtech Telecommunications Corp. (a)	490
22	Ditech Communications Corp. (a)	278
25	Echelon Corp. (a)	174
76	Extreme Networks, Inc. (a)	448
31	Finisar Corp. (a)	39
44	Harmonic, Inc. (a)	423
114	Inter-Tel, Inc.	2,800
10	Interdigital Communications Corp. (a)	155
124	MRV Communications, Inc. (a)	402
35	Netgear, Inc. (a)	534
14	PC-Tel, Inc. (a)	100
29	Redback Networks, Inc. (a)	173
24	Remec, Inc. (a)	125
45	SafeNet, Inc. (a)	1,304
120	Symmetricom, Inc. (a)	1,335
52	Tekelec (a)	835
50	Terayon Communication Systems, Inc. (a)	154
75	Westell Technologies, Inc. (a)	415
		14,555
Computers & Peripherals — 1.5%
135	Adaptec, Inc. (a)	648

37	Advanced Digital Information Corp. (a)	302
231	Brocade Communications Systems, Inc. (a)	1,367
28	Dot Hill Systems Corp. (a)	164
13	Electronics for Imaging, Inc. (a)	226
87	Gateway, Inc. (a)	349
61	Hutchinson Technology, Inc. (a)	2,125
26	Hypercom Corp. (a)	124
54	Imation Corp.	1,859
54	Intergraph Corp. (a)	1,550
60	Komag, Inc. (a)	1,336
35	PalmOne, Inc. (a)	878
114	Quantum Corp. (a)	331
207	Silicon Graphics, Inc. (a)	246
7	Stratasys, Inc. (a)	207
25	Synaptics, Inc. (a)	587
18	Unova, Inc. (a)	374
		12,673
Construction & Engineering — 0.4%
18	Dycom Industries, Inc. (a)	402
110	MasTec, Inc. (a)	907
40	Quanta Services, Inc. (a)	307
21	URS Corp. (a)	595
31	Washington Group International, Inc. (a)	1,372
		3,583
Construction Materials — 0.4%
16	Ameron International Corp.	562
24	Eagle Materials, Inc.	1,910
18	Texas Industries, Inc.	989
		3,461
Consumer Finance — 1.1%
15	ACE Cash Express, Inc. (a)	348
19	Advanta Corp.	430
9	Asta Funding, Inc.	188
205	Cash America International, Inc.	4,505
53	CompuCredit Corp. (a)	1,400
8	Credit Acceptance Corp. (a)	150
23	Metris Cos., Inc. (a)	266
57	World Acceptance Corp. (a)	1,452
		8,739
Containers & Packaging — 1.1%
263	Crown Holdings, Inc. (a)	4,092
24	Greif, Inc., Class A	1,644
50	Silgan Holdings, Inc.	3,256
		8,992
Distributors — 0.1%
39	WESCO International, Inc. (a)	1,095
Diversified Financial Services — 0.6%
8	Encore Capital Group, Inc. (a)	115
15	eSpeed, Inc., Class A (a)	142
84	GATX Corp.	2,791
104	Technology Investment Capital Corp.	1,552
		4,600
Diversified Telecommunication Services — 1.1%
41	Broadwing, Corp. (a)	171
489	Cincinnati Bell, Inc. (a)	2,079
65	CT Communications, Inc.	688
85	ITC Deltacom, Inc. (a)	67
473	Premiere Global Services, Inc. (a)	5,358
125	Primus Telecom Group (a)	195
32	Talk America Holdings, Inc. (a)	204
80	Time Warner Telecom, Inc., Class A (a)	317
		9,079
Electric Utilities — 1.0%
25	Black Hills Corp.	837
57	El Paso Electric Co. (a)	1,081
19	Idacorp, Inc.	528
5	MGE Energy, Inc.	169
109	PNM Resources, Inc.	2,916
6	UIL Holdings Corp.	289

78	Unisource Energy Corp.	2,406
		8,226
Electrical Equipment — 0.3%
124	Alamosa Holdings, Inc. (a)	1,444
47	Encore Wire Corp. (a)	483
19	Penn Engineering & Manufacturing Corp.	347
24	Power-One, Inc. (a)	115
32	Valence Technology, Inc. (a)	98
		2,487
Electronic Equipment & Instruments — 2.4%
62	Aeroflex, Inc. (a)	579
87	Agilysis, Inc.	1,718
88	Anixter International, Inc. (a)	3,189
8	BEI Technologies, Inc.	189
55	Benchmark Electronics, Inc. (a)	1,748
28	Brightpoint, Inc. (a)	519
30	Checkpoint Systems, Inc. (a)	506
61	CTS Corp.	794
21	Cyberoptics Corp. (a)	258
25	Electro Scientific Industries, Inc. (a)	483
7	Faro Technologies, Inc. (a)	167
85	Global Imaging Systems, Inc. (a)	3,014
37	Itron, Inc. (a)	1,109
26	Lexar Media, Inc. (a)	132
14	MTS Systems Corp.	395
26	Planar Systems, Inc. (a)	236
29	Radisys Corp. (a)	405
26	Rofin-Sinar Technologies, Inc. (a)	832
55	Sypris Solutions, Inc.	593
51	Trimble Navigation Ltd. (a)	1,738
92	TTM Technologies, Inc. (a)	962
14	Zygo Corp. (a)	182
		19,748
Energy Equipment & Services — 2.0%
16	Gulf Island Fabrication, Inc.	375
47	Hanover Compressor Co. (a)	571
45	Helmerich & Payne, Inc.	1,786
23	Hydril (a)	1,320
222	Key Energy Services, Inc. (a)	2,548
46	Lone Star Technologies, Inc. (a)	1,810
71	Oceaneering International, Inc. (a)	2,648
31	Offshore Logistics, Inc. (a)	1,046
30	Oil States International, Inc. (a)	617
42	Todco, Class A (a)	1,093
34	Unit Corp. (a)	1,513
46	Veritas DGC, Inc. (a)	1,384
		16,711
Food & Staples Retailing — 0.4%
17	Great Atlantic & Pacific Tea Co., Inc. (a)	246
14	Nash Finch Co.	524
68	Pantry, Inc. (The) (a)	2,106
33	Pathmark Stores, Inc. (a)	211
		3,087
Food Products — 1.0%
90	Chiquita Brands International, Inc. (a)	2,416
80	Corn Products International, Inc.	2,066
14	Flowers Foods, Inc.	389
14	J & J Snack Foods Corp.	670
55	Sanderson Farms, Inc.	2,385
		7,926
Gas Utilities — 1.3%
63	Atmos Energy Corp.	1,712
62	New Jersey Resources Corp.	2,686
18	South Jersey Industries, Inc.	1,021
128	Southern Union Co. (a)	3,224
71	Southwest Gas Corp.	1,705
		10,348
Health Care Equipment & Supplies — 3.1%
39	Abiomed, Inc. (a)	410

48	Align Technology, Inc. (a)	301
3	Analogic Corp.	143
34	Animas Corp. (a)	677
23	Arrow International, Inc.	776
40	Arthrocare Corp. (a)	1,126
6	Bio-Rad Laboratories, Inc., Class A (a)	278
24	Biosite, Inc. (a)	1,228
88	Conmed Corp. (a)	2,638
27	CTI Molecular Imaging, Inc. (a)	553
32	Diagnostic Products Corp.	1,565
183	Encore Medical Corp. (a)	987
14	EPIX Pharmaceuticals, Inc. (a)	99
16	Immucor, Inc. (a)	485
32	Integra LifeSciences Holdings Corp. (a)	1,134
16	Inverness Medical Innovations, Inc. (a)	385
79	Kyphon, Inc. (a)	1,976
39	Mentor Corp.	1,265
19	Merit Medical Systems, Inc. (a)	227
52	Neurometrix, Inc. (a)	498
15	Palomar Medical Technologies, Inc. (a)	394
43	PolyMedica Corp.	1,372
46	Regeneration Technologies, Inc. (a)	473
119	Steris Corp. (a)	2,997
55	SurModics, Inc. (a)	1,755
79	Visx, Inc. (a)	1,859
		25,601
Health Care Providers & Services — 4.9%
42	Alderwoods Group, Inc. (a)	519
107	Alliance Imaging, Inc. (a)	1,025
21	America Service Group, Inc. (a)	458
53	Apria Healthcare Group, Inc. (a)	1,714
83	Centene Corp. (a)	2,498
23	Cerner Corp. (a)	1,187
99	Computer Programs & Systems, Inc.	2,766
44	Dendrite International, Inc. (a)	619
26	Genesis HealthCare Corp. (a)	1,132
47	Gentiva Health Services, Inc. (a)	759
150	Kindred Healthcare, Inc. (a)	5,262
54	LCA Vision, Inc.	1,798
80	OCA, Inc. (a)	342
83	Owens & Minor, Inc.	2,262
30	PDI, Inc. (a)	607
54	Pediatrix Medical Group, Inc. (a)	3,676
83	Per-Se Technologies, Inc. (a)	1,269
59	Province Healthcare Co. (a)	1,421
137	PSS World Medical, Inc. (a)	1,554
48	Res-Care, Inc. (a)	594
39	Sierra Health Services (a)	2,515
173	Stewart Enterprises, Inc. (a)	1,065
39	Symbion, Inc. (a)	840
60	Trizetto Group (a)	555
77	United Surgical Partners International, Inc. (a)	3,511
35	Ventiv Health, Inc. (a)	800
		40,748
Hotels, Restaurants & Leisure — 3.0%
40	Ameristar Casinos, Inc.	2,165
30	Argosy Gaming Co. (a)	1,364
41	CBRL Group, Inc.	1,693
12	CEC Entertainment, Inc. (a)	454
102	CKE Restaurants, Inc. (a)	1,622
6	Jack in the Box, Inc. (a)	219
184	Landry’s Restaurants, Inc.	5,321
51	Multimedia Games, Inc. (a)	399
62	Navigant International, Inc. (a)	847
23	O’Charley’s, Inc. (a)	491
100	Penn National Gaming, Inc. (a)	2,938
52	Pinnacle Entertainment, Inc. (a)	870
26	Rare Hospitality International, Inc. (a)	815
128	Ryan’s Restaurant Group, Inc. (a)	1,866

150	Scientific Games Corp., Class A (a)	3,423
		24,487
Household Durables — 1.3%
45	American Greetings, Class A	1,147
27	Beazer Homes USA, Inc.	1,331
1	CSS Industries, Inc.	30
52	Furniture Brands International, Inc.	1,136
31	Meritage Homes Corp. (a)	1,815
18	Stanley Furniture Co., Inc.	827
47	Technical Olympic USA, Inc.	1,419
78	Tupperware Corp.	1,580
36	WCI Communities, Inc. (a)	1,083
		10,368
Household Products — 0.4%
80	Rayovac Corp. (a)	3,341
Industrial Conglomerates — 0.3%
57	Walter Industries, Inc.	2,434
Insurance — 2.5%
9	AmerUs Group Co.	421
38	Argonaut Group, Inc. (a)	804
167	Delphi Financial Group, Inc.	7,185
36	Direct General Corp.	733
32	LandAmerica Financial Group, Inc.	1,621
2	Navigators Group, Inc. (a)	73
8	NYMAGIC, Inc.	187
228	PMA Capital Corp., Class A (a)	1,823
31	Selective Insurance Group	1,429
35	Stewart Information Services Corp.	1,298
14	United Fire & Casualty Co.	484
21	Vesta Insurance Group, Inc.	73
84	Zenith National Insurance Corp.	4,336
		20,467
Internet & Catalog Retail — 0.2%
26	1-800-Flowers.com, Inc., Class A (a)	199
46	Insight Enterprises, Inc. (a)	806
37	J. Jill Group, Inc. (The) (a)	504
		1,509
Internet Software & Services — 2.5%
37	aQuantive, Inc. (a)	404
62	AsiaInfo Holdings, Inc. (a)	313
50	Autobytel, Inc. (a)	250
5	Blue Coat Systems, Inc. (a)	115
353	CMGI, Inc. (a)	735
128	CNET Networks, Inc. (a)	1,211
18	Corillian Corp. (a)	63
26	Digital Insight Corp. (a)	433
30	Digital River, Inc. (a)	925
114	Digitas, Inc. (a)	1,153
122	DoubleClick, Inc. (a)	936
304	EarthLink, Inc. (a)	2,739
18	Equinix, Inc. (a)	754
183	Homestore.com, Inc. (a)	406
35	InfoSpace, Inc. (a)	1,413
51	Internet Security Systems, Inc. (a)	941
6	Interwoven, Inc. (a)	46
38	Ipass, Inc. (a)	233
32	j2 Global Communications, Inc. (a)	1,112
173	Looksmart Ltd. (a)	154
39	Openwave Systems, Inc. (a)	479
37	Retek, Inc. (a)	417
135	SupportSoft, Inc. (a)	713
78	United Online, Inc. (a)	818
70	ValueClick, Inc. (a)	746
45	WebEx Communications, Inc. (a)	980
23	webMethods, Inc. (a)	126
34	Websense, Inc. (a)	1,818
		20,433
IT Services — 1.3%
41	CACI International, Inc., Class A (a)	2,276

127	Ciber, Inc. (a)	921
39	CSG System International, Inc. (a)	629
14	Euronet Worldwide, Inc. (a)	408
139	Gartner, Inc., Class A (a)	1,333
30	Intrado, Inc. (a)	368
43	Lionbridge Technologies, Inc. (a)	246
51	ManTech International Corp., Class A (a)	1,167
87	Perot Systems Corp., Class A (a)	1,168
195	Safeguard Scientifics, Inc. (a)	276
12	SRA International, Inc., Class A (a)	729
31	Startek, Inc.	519
80	SYKES Enterprises, Inc. (a)	552
31	Tyler Technologies, Inc. (a)	234
		10,826
Leisure Equipment & Products — 0.9%
115	JAKKS Pacific, Inc. (a)	2,476
47	K2, Inc. (a)	646
34	MarineMax, Inc. (a)	1,060
59	RC2 Corp. (a)	2,009
29	Steinway Musical Instruments, Inc. (a)	866
		7,057
Machinery — 3.3%
50	Astec Industries, Inc. (a)	1,105
60	Barnes Group, Inc.	1,638
32	Cascade Corp.	1,120
11	ESCO Technologies, Inc. (a)	916
52	Flowserve Corp. (a)	1,356
32	Greenbrier Cos., Inc.	1,130
57	JLG Industries, Inc.	1,226
87	Joy Global, Inc.	3,052
60	Lincoln Electric Holdings, Inc.	1,793
52	Manitowoc Co., Inc.	2,088
27	NACCO Industries, Inc., Class A	2,722
42	Reliance Steel & Aluminum Co.	1,668
23	Tecumseh Products Co., Class A	927
48	Terex Corp. (a)	2,096
19	Toro Co.	1,699
26	Valmont Industries, Inc.	589
40	Wabash National Corp.	966
39	Watts Water Technologies, Inc., Class A	1,275
		27,366
Media — 2.4%
15	Advo, Inc.	573
32	Arbitron, Inc.	1,390
17	Carmike Cinemas, Inc.	623
28	Catalina Marketing Corp.	723
165	Charter Communications, Inc., Class A (a)	263
37	Emmis Communications Corp., Class A (a)	719
35	Gray Television, Inc.	501
35	Harris Interactive, Inc. (a)	161
33	Insight Communications Co., Inc., Class A (a)	387
34	Journal Register Co. (a)	573
152	Lodgenet Entertainment Corp. (a)	2,864
206	Mediacom Communications Corp., Class A (a)	1,346
302	Primedia, Inc. (a)	1,313
38	ProQuest Co. (a)	1,370
46	R.H. Donnelly Corp. (a)	2,666
20	Saga Communications, Inc., Class A (a)	328
44	Scholastic Corp. (a)	1,627
32	Valassis Communications, Inc. (a)	1,108
73	World Wrestling Entertainment, Inc.	875
		19,410
Metals & Mining — 2.3%
208	AK Steel Holding Corp. (a) (m)	2,305
183	Commercial Metals Co.	6,199
13	Metal Management, Inc.	331
31	Metals USA, Inc. (a)	615
31	NN, Inc.	383
96	Quanex Corp.	5,132

64	Ryerson Tull, Inc.	814
18	Schnitzer Steel Industries, Inc.	600
86	Steel Dynamics, Inc.	2,973
		19,352
Multi-Utilities & Unregulated Power — 1.6%
49	Avista Corp.	851
359	CMS Energy Corp. (a)	4,685
87	Energen Corp.	5,814
185	Sierra Pacific Resources (a)	1,990
		13,340
Multiline Retail — 0.2%
77	ShopKo Stores, Inc. (a)	1,718
Oil & Gas — 4.3%
18	Callon Petroleum Co. (a)	277
24	Comstock Resources, Inc. (a)	693
119	Denbury Resources, Inc. (a)	4,192
19	Energy Partners Ltd. (a)	493
7	Giant Industries, Inc. (a)	188
151	Houston Exploration Co. (a)	8,605
41	Mission Resources Corp. (a)	290
54	Overseas Shipholding Group, Inc.	3,385
15	Penn Virginia Corp.	679
143	Southwestern Energy Co. (a)	8,094
36	Stone Energy Corp. (a)	1,748
78	Tesoro Corp. (a)	2,895
102	Vintage Petroleum, Inc.	3,209
36	World Fuel Services Corp.	1,121
		35,869
Paper & Forest Products — 0.1%
23	Schweitzer-Mauduit International, Inc.	758
Pharmaceuticals — 1.7%
42	Able Laboratories, Inc. (a)	978
143	Adolor Corp. (a)	1,420
16	Antigenics, Inc. (a)	109
128	AtheroGenics, Inc. (a)	1,673
42	Auxilium Pharmaceuticals, Inc. (a)	251
609	AVANIR Pharmaceuticals, Class A (a)	1,340
55	Bone Care International, Inc. (a)	1,432
15	Bradley Pharmaceuticals, Inc. (a)	145
263	Cypress Bioscience, Inc. (a)	2,400
39	Impax Laboratories, Inc. (a)	626
21	Kos Pharmaceuticals, Inc. (a)	863
10	Medicines Co. (a)	215
69	Palatin Technologies, Inc. (a)	161
21	Par Pharmaceutical Cos., Inc. (a)	702
67	Valeant Pharmaceuticals International	1,511
		13,826
Real Estate — 7.4%
93	Affordable Residential Communities (REIT) (m)	1,170
80	American Financial Realty Trust (REIT)	1,170
105	American Home Mortgage Investment Corp. (REIT)	3,016
107	Anthracite Capital, Inc. (REIT)	1,195
59	Capital Automotive (REIT)	1,947
210	CarrAmerica Realty Corp. (REIT)	6,622
45	Entertainment Properties Trust (REIT)	1,860
104	FelCor Lodging Trust, Inc. (REIT) (a)	1,293
48	Gables Residential Trust (REIT)	1,592
48	Glimcher Realty Trust (REIT)	1,131
200	Government Properties Trust, Inc. (REIT)	1,989
44	Impac Mortgage Holdings, Inc. (REIT)	838
212	Innkeepers USA Trust (REIT)	2,738
25	LaSalle Hotel Properties (REIT)	738
54	Levitt Corp., Class A	1,372
101	Lexington Corp. Properties Trust (REIT)	2,212
128	LTC Properties, Inc. (REIT)	2,221
115	Maguire Properties, Inc. (REIT)	2,746
161	Meristar Hospitality Corp. (REIT) (a)	1,128
99	MFA Mortgage Investments, Inc. (REIT)	750
141	Mid-America Apartment Communities, Inc. (REIT)	5,132

15	National Health Investors, Inc. (REIT)	392
37	New Century Financial Corp. (REIT)	1,751
35	Novastar Financial, Inc. (REIT)	1,268
95	Pennsylvania Real Estate Investment Trust (REIT)	3,847
114	Prentiss Properties Trust (REIT)	3,908
135	RAIT Investment Trust (REIT)	3,613
65	Saul Centers, Inc. (REIT)	2,064
36	Taubman Centers, Inc. (REIT)	996
		60,699
Road & Rail — 1.7%
18	Amerco, Inc. (a)	810
26	Arkansas Best Corp.	990
64	Dollar Thrifty Automotive Group, Inc. (a)	2,081
81	Genesee & Wyoming, Inc., Class A (a)	2,086
17	Old Dominion Freight Line (a)	514
34	Overnite Corp.	1,072
84	RailAmerica, Inc. (a)	1,046
105	SCS Transportation, Inc. (a)	1,948
34	Swift Transportation Co., Inc. (a)	753
55	U.S. Xpress Enterprises, Inc., Class A (a)	897
83	Werner Enterprises, Inc.	1,613
		13,810
Semiconductors & Semiconductor Equipment — 3.3%
25	Actel Corp. (a)	388
33	ADE Corp. (a) (m)	737
103	AMIS Holdings, Inc. (a)	1,166
28	Asyst Technologies, Inc. (a)	132
18	ATMI, Inc. (a)	461
42	August Technology Corp. (a)	489
142	Axcelis Technologies, Inc. (a)	1,037
54	Brooks Automation, Inc. (a)	812
38	Cabot Microelectronics Corp. (a)	1,202
79	Cirrus Logic, Inc. (a)	356
56	Credence Systems Corp. (a)	441
43	Cymer, Inc. (a)	1,162
24	Diodes, Inc. (a)	640
24	DSP Group, Inc. (a)	621
23	ESS Technology, Inc. (a)	120
21	Exar Corp. (a)	285
18	Genesis Microchip, Inc. (a)	253
28	Integrated Silicon Solutions, Inc. (a)	185
28	IXYS Corp. (a)	317
25	Kopin Corp. (a)	76
50	Lattice Semiconductor Corp. (a)	266
58	LTX Corp. (a)	259
65	Mattson Technology, Inc. (a)	515
88	Micrel, Inc. (a)	810
65	Microsemi Corp. (a)	1,056
47	Mindspeed Technologies, Inc. (a)	105
69	MIPS Technologies, Inc. (a)	788
19	MKS Instruments, Inc. (a)	305
56	Mykrolis Corp. (a)	798
40	Omnivision Technologies, Inc. (a)	600
333	ON Semiconductor Corp. (a)	1,316
72	Photronics, Inc. (a)	1,309
71	Pixelworks, Inc. (a)	578
18	Power Integrations, Inc. (a)	384
187	RF Micro Devices, Inc. (a)	978
46	Semitool, Inc. (a)	465
26	Sigmatel, Inc. (a)	969
76	Silicon Image, Inc. (a)	769
145	Silicon Storage Technology, Inc. (a)	539
8	Siliconix, Inc. (a)	279
130	Skyworks Solutions, Inc. (a)	823
13	Supertex, Inc. (a)	233
110	Transmeta Corp. (a)	102
9	Ultratech, Inc. (a)	130
24	Varian Semiconductor Equipment Associates, Inc. (a)	897
220	Vitesse Semiconductor Corp. (a)	590

27	Zoran Corp. (a)	281
		27,024
Software — 2.8%
23	Ansys, Inc. (a)	800
34	Ascential Software Corp. (a)	626
54	Aspen Technology, Inc. (a)	306
65	Borland Software Corp. (a)	529
64	E.piphany, Inc. (a)	226
32	Epicor Software Corp. (a)	424
27	EPIQ Systems, Inc. (a)	349
25	Factset Research Systems, Inc.	817
16	Filenet Corp. (a)	364
56	Hyperion Solutions Corp. (a)	2,474
46	Informatica Corp. (a)	377
7	Intervideo, Inc. (a)	78
13	InterVoice, Inc. (a)	145
35	JDA Software Group, Inc. (a)	486
12	Kronos, Inc. (a)	634
31	Macrovision Corp. (a)	709
38	Magma Design Automation, Inc. (a)	455
30	Manhattan Associates, Inc. (a)	611
24	Manugistics Group, Inc. (a)	40
24	MAPICS, Inc. (a)	311
58	Mentor Graphics Corp. (a)	799
8	MicroStrategy, Inc., Class A (a)	456
47	MRO Software, Inc. (a)	659
11	PalmSource, Inc. (a)	97
285	Parametric Technology Corp. (a)	1,590
21	Pegasystems, Inc. (a)	111
31	Portal Software, Inc. (a)	75
93	Progress Software Corp. (a)	2,441
7	Quality Systems, Inc. (a)	305
24	Quest Software, Inc. (a)	327
139	Secure Computing Corp. (a)	1,189
6	SPSS, Inc. (a)	103
9	SS&C Technologies, Inc.	203
42	Take-Two Interactive Software, Inc. (a)	1,623
18	Talx Corp.	328
12	TradeStation Group, Inc. (a)	71
48	Transaction Systems Architechs, Inc. (a)	1,100
87	Wind River Systems, Inc. (a)	1,313
		23,551
Specialty Retail — 4.2%
340	Aaron Rents, Inc.	6,808
87	Aeropostale, Inc. (a)	2,852
99	Asbury Automotive Group, Inc. (a)	1,520
20	Big 5 Sporting Goods Corp.	501
90	Brookstone, Inc. (a)	1,463
18	Building Material Holding Corp.	805
62	Burlington Coat Factory Warehouse Corp.	1,785
24	Charlotte Russe Holding, Inc. (a)	311
336	Charming Shoppes, Inc. (a)	2,734
34	Children’s Place, Inc. (a)	1,614
11	Electronics Boutique Holdings Corp. (a)	451
56	Genesco, Inc. (a)	1,603
146	Hollywood Entertainment Corp. (a)	1,919
36	HOT Topic, Inc. (a)	787
6	Jo-Ann Stores, Inc. (a)	166
51	Lithia Motors, Inc., Class A	1,303
20	Movie Gallery, Inc.	565
49	Select Comfort Corp. (a)	1,002
21	Sonic Automotive, Inc.	477
14	Sports Authority, Inc. (The) (a)	374
10	Stage Stores, Inc. (a)	384
103	Stein Mart, Inc. (a)	2,320
93	Too, Inc. (a)	2,302
21	Trans World Entertainment Corp. (a)	305
25	United Auto Group, Inc.	707
		35,058

Textiles, Apparel & Luxury Goods — 1.1%
19	Brown Shoe Co., Inc.	651
19	DHB Industries, Inc. (a)	169
43	Kellwood Co.	1,224
45	Kenneth Cole Productions, Inc., Class A	1,311
30	Movado Group, Inc.	559
92	Quicksilver, Inc. (a)	2,656
22	Russell Corp.	401
73	Skechers U.S.A., Inc., Class A (a)	1,124
38	Unifirst Corp.	1,512
		9,607
Thrifts & Mortgage Finance — 3.0%
46	Accredited Home Lenders Holding Co. (a)	1,674
168	Bank Atlantic Bancorp, Inc., Class A	2,928
20	Commercial Capital Bancorp, Inc.	409
90	Corus Bankshares, Inc.	4,287
21	Dime Community Bancshares	324
80	First Niagara Financial Group, Inc.	1,060
49	Flagstar Bancorp, Inc.	958
30	Gibraltar Industries, Inc.	656
14	ITLA Capital Corp. (a)	714
37	Partners Trust Financial Group, Inc.	394
103	Provident Bancorp, Inc.	1,255
146	R&G Financial Corp., Class B	4,551
40	Sterling Financial Corp. (a)	1,414
273	W Holding Co., Inc.	2,746
30	WSFS Financial Corp.	1,577
		24,947
Tobacco — 0.5%
179	DIMON, Inc.	1,120
67	Universal Corp.	3,044
		4,164
Trading Companies & Distributors — 1.1%
22	Aceto Corp.	161
323	Applied Industrial Technologies, Inc.	8,782
17	Nuco2, Inc. (a)	447
		9,390
Wireless Telecommunication Services — 0.2%
36	Boston Communications Group (a)	258
83	Centennial Communications Corp. (a)	900
357	Dobson Communications Corp. (a)	721
		1,879
	Total Common Stocks
	(Cost $789,618)	808,587

SHORT-TERM INVESTMENTS — 1.6%
Investment Companies — 1.2%
10,034	JPMorgan Prime Money Market Fund (b) (m)	10,034
U.S. Treasury Obligations— 0.4%
3,350	U.S. Treasury Bill 1.88%, 11/30/05 (k)	3,320
	Total Short-Term Investments
	(Amortized Cost $13,354)	13,354
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 23.4%
Investment Companies — 3.4%
25,000	BGI Prime Money Market Fund	25,000
3,177	Morgan Stanley Institutional Liquidity Funds	3,177
		28,177
Repurchase Agreements — 20.0%
165,000	Goldman Sachs & Co., 2.89%, dated 03/31/05, due 04/11/05, repurchase price $165,146, collateralized by corporate collateralized mortgage obligations	165,000
	Total Investments of Cash Collateral for Securities Loaned
	(Amortized Cost $193,177)	193,177
Total Investments — 123.0%
(Cost/Amortized Cost $996,149)		1,015,118
Other Liabilities in Excess of Assets — (23.0)%		(189,820)
Net Assets — 100.0%		$825,298

REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62,476
Aggregate gross unrealized depreciation	(43,507)
Net unrealized appreciation/depreciation	$18,969

Federal income tax cost of investments	$996,149

Futures Contracts

  (Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 03/31/05	Unrealized Depreciation
44	Russell 2000 Index	June, 2005	$13,702	$(108)

JPMorgan Small Cap Equity Fund

Schedule of Portfolio Investments

As of March 31, 2005 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
COMMON STOCKS — 96.8%
Aerospace & Defense — 1.5%
61	Alliant Techsystems, Inc. (a)	$4,356
38	Esterline Technologies Corp. (a)	1,323
		5,679
Auto Components — 0.8%
64	Bandag, Inc.	3,007
Automobiles — 0.5%
63	Winnebago Industries, Inc.	2,000
Chemicals — 5.4%
153	Airgas, Inc.	3,650
129	Albemarle Corp.	4,694
76	Georgia Gulf Corp.	3,504
89	Scotts Miracle-Gro Co. (The), Class A (a)	6,237
113	Spartech Corp.	2,246
		20,331
Commercial Banks — 7.8%
54	Alabama National Bancorp	3,354
45	Bank of the Ozarks, Inc.	1,429
47	Boston Private Financial Holdings, Inc.	1,121
85	East-West Bancorp, Inc.	3,120
35	First Community Bancorp, Inc.	1,550
102	Hancock Holding Co.	3,325
32	MB Financial, Inc.	1,207
101	SY Bancorp, Inc.	2,211
137	Texas Regional Bancshares, Inc.	4,116
183	United Bancshares, Inc.	6,058
40	Wintrust Financial Corp.	1,860
		29,351
Commercial Services & Supplies — 5.8%
57	Banta Corp.	2,422
111	Brady Corp., Class A	3,588
450	Hudson Highland Group, Inc. (a)	7,697
73	School Specialty, Inc. (a)	2,865
151	Waste Connections, Inc. (a)	5,252
		21,824
Communications Equipment — 1.9%
106	Avocent Corp. (a)	2,728
140	CommScope, Inc. (a)	2,091
94	Inter-Tel, Inc.	2,291
		7,110
Computers & Peripherals — 1.1%
117	Intergraph Corp. (a)	3,356
45	Unova, Inc. (a)	919
		4,275
Containers & Packaging — 1.0%
68	AptarGroup, Inc.	3,529
Electrical Equipment — 1.2%
365	General Cable Corp. (a)	4,405
Electronic Equipment & Instruments — 2.9%
128	Anixter International, Inc. (a)	4,638
175	Paxar Corp. (a)	3,728
49	Scansource, Inc. (a)	2,514
		10,880
Energy Equipment & Services — 2.5%
84	FMC Technologies, Inc. (a)	2,797
73	Maverick Tube Corp. (a)	2,380
110	Universal Compression Holdings, Inc. (a)	4,177
		9,354
Gas Utilities — 1.0%
66	Atmos Energy Corp.	1,779
45	New Jersey Resources Corp.	1,946
		3,725
Health Care Equipment & Supplies — 5.1%
79	Advanced Medical Optics, Inc. (a)	2,850
57	Cooper Cos., Inc. (The)	4,139
41	Datascope Corp.	1,244
39	Idexx Laboratories, Inc. (a)	2,123
73	Invacare Corp.	3,236
28	Respironics, Inc. (a)	1,602
113	Sybron Dental Specialties, Inc. (a)	4,057
		19,251

Health Care Providers & Services — 6.0%
349	Alderwoods Group, Inc. (a)	4,335
93	AMERIGROUP Corp. (a)	3,393
138	Kindred Healthcare, Inc. (a)	4,826
89	LifePoint Hospitals, Inc. (a)	3,919
327	PSS World Medical, Inc. (a)	3,719
51	Sunrise Senior Living, Inc. (a)	2,479
		22,671
Hotels, Restaurants & Leisure — 5.2%
169	Applebees International, Inc.	4,660
41	Boyd Gaming Corp.	2,128
208	La Quinta Corp. (a)	1,764
128	Lone Star Steakhouse & Saloon, Inc.	3,711
152	Orient-Express Hotels Ltd.	3,959
100	Papa John’s International, Inc. (a)	3,455
		19,677
Household Durables — 1.7%
136	Jarden Corp. (a)	6,217
Insurance — 4.0%
284	Direct General Corp.	5,823
25	Philadelphia Consolidated Holdings Corp. (a)	1,954
95	Platinum Underwriters Holdings Ltd.	2,821
110	ProAssurance Corp. (a)	4,349
		14,947
Internet Software & Services — 0.7%
273	Digitas, Inc. (a)	2,754
IT Services — 1.4%
95	CACI International, Inc., Class A (a)	5,225
Leisure Equipment & Products — 0.7%
39	Polaris Industries, Inc.	2,760
Machinery — 5.3%
112	Kaydon Corp.	3,526
67	Lincoln Electric Holdings, Inc.	2,021
122	Manitowoc Co., Inc.	4,944
64	Oshkosh Truck Corp.	5,215
49	Toro Co.	4,310
		20,016
Media — 2.8%
140	Catalina Marketing Corp.	3,626
145	Emmis Communications Corp., Class A (a)	2,789
98	Lee Enterprises, Inc.	4,240
		10,655
Metals & Mining — 2.5%
51	Century Aluminum Co. (a)	1,537
232	Commercial Metals Co.	7,866
		9,403
Multi-Utilities & Unregulated Power — 0.6%
86	NorthWestern Corp.	2,260
Office Electronics — 0.5%
38	Zebra Technologies Corp., Class A (a)	1,822
Oil & Gas — 3.7%
152	Plains Exploration & Production Co. (a)	5,294
62	Southwestern Energy Co. (a)	3,497
100	St. Mary Land & Exploration Co.	5,005
		13,796
Real Estate — 2.7%
45	Alexandria Real Estate Equities, Inc. (REIT)	2,884
97	Jones Lang LaSalle, Inc. (a)	4,516
78	Mid-America Apartment Communities, Inc. (REIT)	2,840
		10,240
Road & Rail — 2.2%
77	Arkansas Best Corp.	2,917
157	Landstar System, Inc. (a)	5,151
		8,068
Semiconductors & Semiconductor Equipment — 2.4%
36	Cymer, Inc. (a)	956
155	FSI International, Inc. (a)	654
53	International Rectifier Corp. (a)	2,398
79	Standard Microsystems Corp. (a)	1,371
96	Varian Semiconductor Equipment Associates, Inc. (a)	3,634
		9,013
Software — 2.2%
56	Hyperion Solutions Corp. (a)	2,479
158	Micros Systems, Inc. (a)	5,811
		8,290

Specialty Retail — 4.4%
97	Finish Line, Inc., Class A	2,250
85	Genesco, Inc. (a)	2,420
61	Lithia Motors, Inc., Class A	1,552
75	Men’s Wearhouse, Inc. (a)	3,153
193	New York & Co., Inc. (a)	3,870
614	Tweeter Home Entertainment Group, Inc. (a)	3,420
		16,665
Textiles, Apparel & Luxury Goods — 3.1%
138	Fossil, Inc. (a)	3,573
129	Quicksilver, Inc. (a)	3,748
58	Timberland Co., Class A (a)	4,114
		11,435
Trading Companies & Distributors — 3.1%
208	Nuco2, Inc. (a)	5,457
151	Watsco, Inc.	6,336
		11,793
Water Utilities — 1.2%
63	American States Water Co.	1,596
114	Aqua America, Inc.	2,786
		4,382
	Total Common Stocks (Cost $287,473)	356,810
Investment Companies — 1.9%
46	iShares S&P SmallCap 600 Index Fund	7,233

	Total Investment Companies (Amortized Cost $7,040)

SHORT-TERM INVESTMENTS — 2.5%
Investment Companies — 2.5%
9,317	JPMorgan Prime Money Market Fund (b) (m) (Amortized Cost 9,317)	9,317

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 0.8%
Investment Companies — 0.8%
2,000	BGI Prime Money Market Fund	2,000
1,098	Morgan Stanley Institutional Liquidity Funds	1,098
	(Amortized Cost $3,098)	3,098
Total Investments — 100.1% (Cost/Amortized Cost $306,928)		376,458
Other Liabilities in Excess of Assets — (0.1)%		(536)
Net Assets — 100.0%		$375,922

REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$78,884
Aggregate gross unrealized depreciation	(9,354)
Net unrealized appreciation/depreciation	$69,530

Federal income tax cost of investments	$306,928

JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments

As of March 31, 2005 (Unaudited)

(Amounts in thousands)

Shares	Security Description	Value
COMMON STOCKS — 98.3%
Aerospace & Defense — 1.6%
165	Lockheed Martin Corp.	$10,076
208	United Technologies Corp.	21,137
		31,213
Air Freight & Logistics — 1.1%
289	United Parcel Service, Inc., Class B	21,031
Auto Components — 0.5%
178	Johnson Controls, Inc.	9,902
Beverages — 2.8%
874	Coca-Cola Co. (The)	36,413
360	PepsiCo, Inc.	19,092
		55,505
Biotechnology — 2.5%
438	Amgen, Inc. (a)	25,490
53	Biogen Idec, Inc. (a)	1,843
300	Gilead Sciences, Inc. (a)	10,736
257	OSI Pharmaceuticals, Inc. (a)	10,627
		48,696
Capital Markets — 3.7%
803	Morgan Stanley	45,957
617	State Street Corp.	26,972
		72,929
Chemicals — 2.1%
257	Air Products & Chemicals, Inc.	16,247
507	Nalco Holding Co. (a)	9,556
339	Praxair, Inc.	16,216
		42,019
Commercial Banks — 2.4%
327	North Fork Bancorp, Inc.	9,072
534	U.S. Bancorp	15,391
382	Wells Fargo & Co.	22,817
		47,280
Communications Equipment — 3.4%
1,435	Cisco Systems, Inc. (a)	25,672
1,204	Corning, Inc. (a)	13,404
34	Juniper Networks, Inc. (a)	744
635	Motorola, Inc.	9,510
467	QUALCOMM, Inc.	17,130
		66,460
Computers & Peripherals — 3.6%
283	Dell, Inc. (a)	10,867
967	EMC Corp. (a)	11,911
777	Hewlett-Packard Co.	17,050
263	International Business Machines Corp.	24,030
80	Lexmark International, Inc., Class A (a)	6,393
		70,251

Consumer Finance — 1.8%
1,423	MBNA Corp.	34,925
Diversified Financial Services — 5.4%
423	CIT Group, Inc.	16,080
2,002	Citigroup, Inc.	89,950
		106,030
Diversified Telecommunication Services — 2.6%
588	SBC Communications, Inc.	13,925
419	Sprint Corp.	9,536
793	Verizon Communications, Inc.	28,165
		51,626
Electric Utilities — 0.6%
353	Edison International	12,251
Energy Equipment & Services — 0.7%
178	Baker Hughes, Inc.	7,898
214	Rowan Cos., Inc.	6,396
		14,294
Food & Staples Retailing — 1.6%
81	Sysco Corp.	2,914
554	Wal-Mart Stores, Inc.	27,767
		30,681
Health Care Equipment & Supplies — 2.9%
137	Bausch & Lomb, Inc.	10,054
133	Baxter International, Inc.	4,519
785	Boston Scientific Corp. (a)	22,979
58	Guidant Corp.	4,293
183	Zimmer Holdings, Inc. (a)	14,234
		56,079
Health Care Providers & Services — 1.5%
148	Aetna, Inc.	11,098
55	HCA, Inc.	2,941
137	McKesson Corp.	5,159
84	WellPoint, Inc. (a)	10,519
		29,717
Hotels, Restaurants & Leisure — 1.8%
243	Carnival Corp.	12,594
58	International Game Technology	1,553
110	Marriott International, Inc., Class A	7,387
351	McDonald’s Corp.	10,927
26	MGM Mirage (a)	1,870
		34,331
Household Durables — 0.7%
126	Lennar Corp., Class A	7,138
78	Mohawk Industries, Inc. (a)	6,576
		13,714
Household Products — 2.3%
846	Procter & Gamble Co.	44,854
Industrial Conglomerates — 7.3%
141	3M Co.	12,055
2,282	General Electric Co.	82,301
1,458	Tyco International Ltd.	49,271
		143,627

Insurance — 6.1%
503	Aflac, Inc. (m)	18,759
407	AMBAC Financial Group, Inc.	30,457
225	Hartford Financial Services Group, Inc.	15,433
560	RenaissanceRe Holdings Ltd.	26,161
810	Willis Group Holdings Ltd.	29,848
		120,658
Internet & Catalog Retail — 0.4%
206	eBay, Inc. (a)	7,657
IT Services — 1.1%
436	Accenture Ltd., Class A (a)	10,531
118	Affiliated Computer Services, Inc., Class A (a)	6,256
135	First Data Corp.	5,313
		22,100
Machinery — 0.6%
61	Caterpillar, Inc.	5,552
101	Eaton Corp.	6,599
		12,151
Media — 4.6%
291	E.W. Scripps Co., Class A	14,170
219	Gannett Co., Inc.	17,357
999	News Corp., Class A	16,903
391	Time Warner, Inc. (a)	6,865
1,037	Viacom, Inc., Class B	36,123
		91,418
Metals & Mining — 0.9%
396	Alcoa, Inc.	12,032
119	United States Steel Corp.	6,031
		18,063
Multi-Utilities & Unregulated Power — 0.8%
224	Dominion Resources, Inc.	16,668
Multiline Retail — 3.4%
380	Dollar General Corp.	8,335
172	Federated Department Stores, Inc.	10,969
511	Kohl’s Corp. (a)	26,393
430	Target Corp.	21,499
		67,196
Oil & Gas — 7.7%
221	Apache Corp.	13,531
379	ChevronTexaco Corp.	22,123
137	ConocoPhillips	14,744
358	Devon Energy Corp.	17,073
1,171	Exxon Mobil Corp.	69,782
252	Unocal Corp.	15,541
		152,794
Personal Products — 1.2%
478	Gillette Co. (The)	24,106
Pharmaceuticals — 5.8%
473	Eli Lilly & Co.	24,629
252	Forest Laboratories, Inc. (a)	9,295
707	Johnson & Johnson	47,511

951	Pfizer, Inc.	24,990
140	Sepracor, Inc. (a)	8,036
29	Valeant Pharmaceuticals International	651
		115,112
Road & Rail — 0.4%
203	CSX Corp.	8,452
Semiconductors & Semiconductor Equipment — 2.4%
285	Altera Corp. (a)	5,631
613	Analog Devices, Inc.	22,170
125	Broadcom Corp., Class A (a)	3,747
496	Intel Corp.	11,524
242	Intersil Corp., Class A	4,184
		47,256
Software — 3.8%
1,955	Microsoft Corp.	47,256
2,299	Oracle Corp. (a)	28,691
		75,947
Specialty Retail — 2.5%
397	Home Depot, Inc.	15,169
346	Lowe’s Cos., Inc.	19,764
478	Staples, Inc.	15,013
		49,946
Textiles, Apparel & Luxury Goods — 1.0%
238	Nike, Inc., Class B	19,854
Thrifts & Mortgage Finance — 1.4%
280	Countrywide Financial Corp.	9,083
306	Freddie Mac	19,368
		28,451
Tobacco — 0.9%
272	Altria Group, Inc.	17,788
Wireless Telecommunication Services — 0.4%
292	Nextel Communications, Inc., Class A (a)	8,290
	Total Common Stocks (Cost $1,631,844)	1,941,322

SHORT-TERM INVESTMENTS — 0.5%
Investment Companies — 0.3%
4,919	JPMorgan Prime Money Market Fund (b) (m)	4,919
U.S. Treasury Obligations — 0.2%
	U.S. Treasury Bills
1,150	1.50%, 07/31/05 (k)	1,145
3,000	1.88%, 12/31/05 (k)	2,969
		4,114
	Total Short-Term Investments (Amortized Cost $9,039)	9,033

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 4.9%
Investment Companies — 1.1%
15,000	BGI Prime Money Market Fund	15,000
6,877	Morgan Stanley Institutional Liquidity Funds	6,877
		21,877

Principal Amount
Repurchase Agreement — 3.8%
75,000	Goldman Sachs & Co., 2.89%, dated 03/31/05, due 04/01/05, repurchase price $75,006, collateralized by U.S. Government Agency Securities	75,000
	Total Investments of Cash Collateral for Securities Loaned (Amortized Cost $96,877)	96,877

Total Investments — 103.7% (Cost/Amortized Cost $1,737,760)		2,047,232
Other Liabilities in Excess of Assets — (3.7)%		(73,257)
Net Assets — 100.0%		$1,973,975

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$337,187
Aggregate gross unrealized depreciation	(27,715)
Net unrealized appreciation/depreciation	$309,472

Federal income tax on investments	$1,737,760

Futures Contracts

(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 03/31/05	Unrealized Depreciation
126	S&P 500 Index	June, 2005	$37,847	$(555)

JPMorgan U.S. Small Company Fund

Schedule of Portfolio Investments

As of March 31, 2005 (Unaudited)

(Amounts in thousands)

Shares		Security Description	Value
COMMON STOCKS — 97.7%
Aerospace & Defense — 2.1%
	6	Armor Holdings, Inc. (a)	$234
	18	Aviall, Inc. (a)	507
	12	BE Aerospace, Inc. (a)	146
	3	Curtiss-Wright Corp.	143
	19	Esterline Technologies Corp. (a)	660
	8	Heico Corp.	161
	5	Hexcel Corp. (a)	71
	10	Kaman Corp., Class A	128
	35	Moog, Inc., Class A (a)	1,600
	28	Orbital Sciences Corp. (a)	266
	1	Triumph Group, Inc. (a)	33
			3,949
Airlines — 0.7%
	1	Continental Airlines, Inc., Class B (a)	11
	28	Delta Air Lines, Inc. (a)	115
	41	ExpressJet Holdings, Inc. (a)	469
	2	FLYi, Inc. (a)	2
	23	Mesa Air Group, Inc. (a)	160
	2	Northwest Airlines Corp. (a)	15
	17	Pinnacle Airlines Corp. (a)	181
	21	Skywest, Inc.	383
			1,336
Auto Components — 0.8%
	21	ArvinMeritor, Inc.	322
	38	Goodyear Tire & Rubber Co. (The) (a)	502
	17	Hayes Lemmerz International, Inc. (a)	86
	3	Sauer-Danfoss, Inc.	77
	14	Stoneridge, Inc. (a)	168
	29	Tenneco Automotive, Inc. (a)	355
			1,510
Automobiles — 0.4%
	14	Fleetwood Enterprises, Inc. (a)	119
	17	Thor Industries, Inc.	514
	3	Winnebago Industries, Inc.	89
			722
Biotechnology — 2.4%
	7	Abgenix, Inc. (a)	52
	15	Alexion Pharmaceuticals, Inc. (a)	332
	11	Alkermes, Inc. (a)	109
	8	Applera Corp.-Celera Genomics Group (a)	83
	10	Cell Genesys, Inc. (a)	45
	8	Corixa Corp. (a)	25
	33	Cubist Pharmaceuticals, Inc. (a)	348
	31	CV Therapeutics, Inc. (a)	635
	6	Diversa Corp. (a)	28
	17	Encysive Pharmaceuticals, Inc. (a)	173
	8	Enzon Pharmaceuticals, Inc. (a)	77
	3	Exelixis, Inc. (a)	21
	95	Genelabs Technologies (a)	57
	56	Incyte Corp. (a)	385
	12	Ligand Pharmaceuticals, Inc., Class B (a)	68
	13	Maxygen, Inc. (a)	108
	10	Myriad Genetics, Inc. (a)	178
	4	Pharmion Corp. (a)	110
	19	Rigel Pharmaceuticals, Inc. (a)	303
	13	Seattle Genetics, Inc. (a)	66
	3	Tanox, Inc. (a)	24
	4	Techne Corp. (a)	145
	11	Telik, Inc. (a)	162
	6	Transkaryotic Therapies, Inc. (a)	152
	10	United Therapeutics Corp. (a)	452
	12	Vertex Pharmaceuticals, Inc. (a)	116
	12	Vicuron Pharmaceuticals, Inc. (a)	188
			4,442
Building Products — 2.3%
	7	ElkCorp	284
	17	Griffon Corp. (a)	366

	25	Jacuzzi Brands, Inc. (a)	245
	34	Lennox International, Inc.	747
	11	NCI Building Systems, Inc. (a)	440
	36	Universal Forest Products, Inc.	1,398
	10	USG Corp. (a)	345
	12	York International Corp.	466
			4,291
Capital Markets — 0.4%
	7	Affiliated Managers Group, Inc. (a)	417
	11	Knight Trading Group, Inc., Class A (a)	110
	5	National Financial Partners Corp.	215
			742
Chemicals — 2.2%
	8	Albemarle Corp.	273
	7	Cytec Industries, Inc.	369
	10	FMC Corp. (a)	518
	21	Georgia Gulf Corp.	970
	2	H.B. Fuller Co.	58
	6	Headwaters, Inc. (a)	200
	20	Hercules, Inc. (a)	287
	3	Kronos Worlwide, Inc.	115
	28	Mosiac Co. (The) (a)	479
	7	NewMarket Corp. (a)	123
	31	PolyOne Corp. (a)	273
	9	Terra Industries, Inc. (a)	69
	34	W.R. Grace & Co. (a)	285
	13	Wellman, Inc.	187
			4,206
Commercial Banks — 5.9%
	4	ABC Bancorp (m)	63
	8	Amcore Financial, Inc.	215
	2	AmericanWest Bancorp (a)	33
	1	BancFirst Corp.	76
	18	Bank of the Ozarks, Inc.	581
	1	Capital Corp. of the West	65
	6	Capitol Bancorp Ltd.	178
	3	Center Financial Corp.	56
	9	Central Pacific Financial Corp.	299
	5	Chemical Financial Corp.	157
	3	City Holdings Co.	80
	4	City National Corp.	276
	5	Columbia Banking System, Inc.	126
	24	Community Bank System, Inc.	559
	4	Community Trust Bancorp, Inc.	116
	22	EuroBancshares, Inc. (a)	364
	13	First Bancorp	566
	- (h)	First Citizens Banc Corp.	2
	3	First Republic Bank	99
	18	First State Bancorporation/NM	297
	- (h)	Fulton Financial Corp.	4
	5	Glacier Bancorp, Inc.	149
	15	Gold Banc Corp., Inc.	215
	9	Greater Bay Bancorp	229
	15	IBERIABANK Corp.	850
	12	Independent Bank Corp.	342
	24	Irwin Financial Corp.	550
	1	Macatawa Bank Corp.	47
	4	MB Financial, Inc.	138
	6	Mercantile Bank Corp.	225
	6	Nara Bancorp, Inc.	79
	9	Oriental Financial Group	221
	3	Peoples Bancorp, Inc.	73
	20	PrivateBancorp, Inc.	628
	17	Republic Bancorp, Inc.	229
	1	Republic Bancorp, Inc., Class A (m)	26
	3	Simmons First National Corp., Class A	65
	2	Southwest Bancorp, Inc.	37
	1	State Financial Services Corp.	52
	5	Sterling Bancorp	126
	27	Sterling Bancshares, Inc.	379
	27	Summit Bancshares, Inc.	464
	4	Sun Bancorp, Inc. (a)	92
	1	Taylor Capital Group, Inc.	46
	3	TriCo Bancshares	57
	5	Umpqua Holdings Corp.	105
	14	West Coast Bancorp	339

14	Westamerica Bancorporation	709
1	Western Sierra Bancorp, Class B (a)	48
8	Wilshire Bancorp, Inc.	100
4	Wintrust Financial Corp.	174
		11,006
Commercial Services & Supplies — 2.6%
29	Angelica Corp.	812
3	Banta Corp.	133
1	Charles River Associates, Inc. (a)	69
4	Coinstar, Inc. (a)	93
6	DiamondCluster International, Inc. (a)	98
8	Dollar Financial Corp. (a)	99
8	Duratek, Inc. (a)	165
2	General Binding Corp. (a)	40
8	Geo Group, Inc. (The) (a)	214
2	Gevity HR, Inc.	34
17	Heidrick & Struggles, Inc. (a)	640
5	Imagistics International, Inc. (a)	161
4	Interpool, Inc.	86
9	John H. Harland Co.	292
4	Korn/Ferry International (a)	78
17	Labor Ready, Inc. (a)	317
18	Navigant Consulting Co. (a)	493
13	Sitel Corp. (a)	26
7	SOURCECORP, Inc. (a)	139
11	Spherion Corp. (a)	79
26	TeleTech Holdings, Inc. (a)	341
5	Tetra Tech, Inc. (a)	66
6	United Stationers, Inc. (a)	290
1	Vertrue, Inc. (a)	50
3	Waste Connections, Inc. (a)	118
		4,933
Communications Equipment — 1.8%
8	Ariba, Inc. (a)	65
26	Arris Group, Inc. (a)	176
20	Aspect Communications Corp. (a)	206
4	Audiovox Corp. (a)	48
4	Bel Fuse, Inc., Class B	127
8	Black Box Corp.	281
14	C-COR, Inc. (a)	88
- (h)	Centillium Communications, Inc. (a)	—	(h)
4	Computer Network Technology Corp. (a)	17
2	Comtech Telecommunications Corp. (a)	109
5	Ditech Communications Corp. (a)	64
6	Echelon Corp. (a)	39
17	Extreme Networks, Inc. (a)	102
7	Finisar Corp. (a)	9
10	Harmonic, Inc. (a)	97
26	Inter-Tel, Inc.	639
2	Interdigital Communications Corp. (a)	37
28	MRV Communications, Inc. (a)	91
8	Netgear, Inc. (a)	119
1	Network Equipment Technologies, Inc. (a)	3
3	PC-Tel, Inc. (a)	22
7	Redback Networks, Inc. (a)	39
5	Remec, Inc. (a)	28
10	SafeNet, Inc. (a)	296
27	Symmetricom, Inc. (a)	303
12	Tekelec (a)	190
12	Terayon Communication Systems, Inc. (a)	37
- (h)	Tollgrade Communications, Inc. (a)	2
17	Westell Technologies, Inc. (a)	94
		3,328
Computers & Peripherals — 1.5%
30	Adaptec, Inc. (a)	145
8	Advanced Digital Information Corp. (a)	67
53	Brocade Communications Systems, Inc. (a)	311
1	Concurrent Computer Corp. (a)	2
6	Dot Hill Systems Corp. (a)	34
3	Electronics for Imaging, Inc. (a)	54
20	Gateway, Inc. (a)	79
14	Hutchinson Technology, Inc. (a)	470
6	Hypercom Corp. (a)	27
12	Imation Corp.	417
1	Innovex, Inc. (a)	2
12	Intergraph Corp. (a)	349

13	Komag, Inc. (a)	301
8	PalmOne, Inc. (a)	193
26	Quantum Corp. (a)	76
46	Silicon Graphics, Inc. (a)	55
2	Stratasys, Inc. (a)	51
6	Synaptics, Inc. (a)	135
4	Unova, Inc. (a)	85
		2,853
Construction & Engineering — 0.4%
4	Dycom Industries, Inc. (a)	90
25	MasTec, Inc. (a)	202
9	Quanta Services, Inc. (a)	69
5	URS Corp. (a)	129
7	Washington Group International, Inc. (a)	310
		800
Construction Materials — 0.4%
4	Ameron International Corp.	133
5	Eagle Materials, Inc.	437
4	Texas Industries, Inc.	215
		785
Consumer Finance — 1.0%
3	ACE Cash Express, Inc. (a)	77
4	Advanta Corp.	97
2	Asta Funding, Inc.	44
46	Cash America International, Inc.	1,000
12	CompuCredit Corp. (a)	314
2	Credit Acceptance Corp. (a)	36
5	Metris Cos., Inc. (a)	59
13	World Acceptance Corp. (a)	322
		1,949
Containers & Packaging — 1.1%
59	Crown Holdings, Inc. (a)	918
6	Greif, Inc., Class A	383
11	Silgan Holdings, Inc.	746
		2,047
Distributors — 0.1%
9	WESCO International, Inc. (a)	249
Diversified Financial Services — 0.6%
2	Encore Capital Group, Inc. (a)	28
4	eSpeed, Inc., Class A (a)	34
19	GATX Corp.	630
28	Technology Investment Capital Corp.	419
		1,111
Diversified Telecommunication Services — 1.1%
10	Broadwing, Corp. (a)	40
109	Cincinnati Bell, Inc. (a)	465
15	CT Communications, Inc.	155
54	ITC Deltacom, Inc. (a)	43
107	Premiere Global Services, Inc. (a)	1,206
28	Primus Telecom Group (a)	43
7	Talk America Holdings, Inc. (a)	46
18	Time Warner Telecom, Inc., Class A (a)	72
		2,070
Electric Utilities — 1.0%
6	Black Hills Corp.	188
13	El Paso Electric Co. (a)	241
4	Idacorp, Inc.	119
1	MGE Energy, Inc.	40
25	PNM Resources, Inc.	659
1	UIL Holdings Corp.	66
18	Unisource Energy Corp.	551
		1,864
Electrical Equipment — 0.3%
28	Alamosa Holdings, Inc. (a)	328
11	Encore Wire Corp. (a)	111
4	Penn Engineering & Manufacturing Corp.	76
5	Power-One, Inc. (a)	26
7	Valence Technology, Inc. (a)	21
		562
Electronic Equipment & Instruments — 2.4%
14	Aeroflex, Inc. (a)	129
20	Agilysis, Inc.	389
20	Anixter International, Inc. (a)	716
2	BEI Technologies, Inc.	48
12	Benchmark Electronics, Inc. (a)	395
6	Brightpoint, Inc. (a)	114

7	Checkpoint Systems, Inc. (a)	113
14	CTS Corp.	176
5	Cyberoptics Corp. (a)	56
6	Electro Scientific Industries, Inc. (a)	109
2	Faro Technologies, Inc. (a)	40
19	Global Imaging Systems, Inc. (a)	681
9	Itron, Inc. (a)	252
6	Lexar Media, Inc. (a)	27
3	MTS Systems Corp.	93
6	Planar Systems, Inc. (a)	52
6	Radisys Corp. (a)	89
6	Rofin-Sinar Technologies, Inc. (a)	186
12	Sypris Solutions, Inc.	133
21	TTM Technologies, Inc. (a)	215
12	Trimble Navigation Ltd. (a)	399
3	Zygo Corp. (a)	43
		4,455
Energy Equipment & Services — 2.0%
4	Gulf Island Fabrication, Inc.	84
11	Hanover Compressor Co. (a)	127
10	Helmerich & Payne, Inc.	405
5	Hydril (a)	292
50	Key Energy Services, Inc. (a)	572
11	Lone Star Technologies, Inc. (a)	414
16	Oceaneering International, Inc. (a)	600
7	Offshore Logistics, Inc. (a)	233
7	Oil States International, Inc. (a)	140
10	Todco, Class A (a)	245
8	Unit Corp. (a)	339
11	Veritas DGC, Inc. (a)	315
		3,766
Food & Staples Retailing — 0.4%
4	Great Atlantic & Pacific Tea Co., Inc. (a)	54
3	Nash Finch Co.	121
1	NeighborCare, Inc. (a)	29
15	Pantry, Inc. (The) (a)	471
7	Pathmark Stores, Inc. (a)	46
		721
Food Products — 1.0%
21	Chiquita Brands International, Inc. (a)	551
18	Corn Products International, Inc.	476
3	Flowers Foods, Inc.	87
3	J & J Snack Foods Corp.	154
12	Sanderson Farms, Inc.	536
		1,804
Gas Utilities — 1.2%
14	Atmos Energy Corp.	383
14	New Jersey Resources Corp.	601
- (h)	Nicor, Inc.	11
4	South Jersey Industries, Inc.	226
29	Southern Union Co. (a)	723
16	Southwest Gas Corp.	387
		2,331
Health Care Equipment & Supplies — 3.2%
8	Abiomed, Inc. (a)	89
11	Align Technology, Inc. (a)	69
1	Analogic Corp.	30
8	Animas Corp. (a)	154
5	Arrow International, Inc.	172
9	Arthrocare Corp. (a)	256
1	Bio-Rad Laboratories, Inc., Class A (a)	63
5	Biosite, Inc. (a)	281
20	Conmed Corp. (a)	593
6	CTI Molecular Imaging, Inc. (a)	120
7	Diagnostic Products Corp.	348
42	Encore Medical Corp. (a)	226
4	EPIX Pharmaceuticals, Inc. (a)	25
3	Immucor, Inc. (a)	103
7	Integra LifeSciences Holdings Corp. (a)	250
4	Inverness Medical Innovations, Inc. (a)	85
18	Kyphon, Inc. (a)	444
9	Mentor Corp.	289
4	Merit Medical Systems, Inc. (a)	49
31	Neurometrix, Inc. (a)	297
3	Palomar Medical Technologies, Inc. (a)	89
10	PolyMedica Corp.	308

10	Regeneration Technologies, Inc. (a)	106
27	Steris Corp. (a)	684
12	SurModics, Inc. (a)	396
18	Visx, Inc. (a)	417
		5,943
Health Care Providers & Services — 4.9%
10	Alderwoods Group, Inc. (a)	119
24	Alliance Imaging, Inc. (a)	231
5	America Service Group, Inc. (a)	100
12	Apria Healthcare Group, Inc. (a)	388
19	Centene Corp. (a)	569
5	Cerner Corp. (a)	263
22	Computer Programs & Systems, Inc.	620
- (h)	Curative Health Services, Inc. (a)	1
10	Dendrite International, Inc. (a)	142
6	Genesis HealthCare Corp. (a)	253
11	Gentiva Health Services, Inc. (a)	171
34	Kindred Healthcare, Inc. (a)	1,193
12	LCA Vision, Inc.	406
18	OCA, Inc. (a)	76
19	Owens & Minor, Inc.	510
6	PDI, Inc. (a)	131
12	Pediatrix Medical Group, Inc. (a)	839
19	Per-Se Technologies, Inc. (a)	289
13	Province Healthcare Co. (a)	313
31	PSS World Medical, Inc. (a)	349
11	Res-Care, Inc. (a)	133
9	Sierra Health Services (a)	568
39	Stewart Enterprises, Inc. (a)	238
9	Symbion, Inc. (a)	188
13	Trizetto Group (a)	122
17	United Surgical Partners International, Inc. (a)	797
8	Ventiv Health, Inc. (a)	182
		9,191
Hotels, Restaurants & Leisure — 3.0%
9	Ameristar Casinos, Inc.	498
7	Argosy Gaming Co. (a)	298
1	Bally Total Fitness Holding Corp. (a)	2
9	CBRL Group, Inc.	388
3	CEC Entertainment, Inc. (a)	106
23	CKE Restaurants, Inc. (a)	363
1	Jack in the Box, Inc. (a)	52
42	Landry’s Restaurants, Inc.	1,201
12	Multimedia Games, Inc. (a)	92
14	Navigant International, Inc. (a)	188
5	O’Charley’s, Inc. (a)	107
23	Penn National Gaming, Inc. (a)	673
12	Pinnacle Entertainment, Inc. (a)	199
6	Rare Hospitality International, Inc. (a)	182
29	Ryan’s Restaurant Group, Inc. (a)	421
34	Scientific Games Corp., Class A (a)	770
		5,540
Household Durables — 1.3%
10	American Greetings, Class A	260
6	Beazer Homes USA, Inc.	294
- (h)	CSS Industries, Inc.	7
12	Furniture Brands International, Inc.	260
7	Meritage Homes Corp. (a)	412
4	Stanley Furniture Co., Inc.	184
11	Technical Olympic USA, Inc.	323
18	Tupperware Corp.	356
8	WCI Communities, Inc. (a)	241
		2,337
Household Products — 0.4%
18	Rayovac Corp. (a)	761
Industrial Conglomerates — 0.3%
13	Walter Industries, Inc.	539
Insurance — 2.4%
2	AmerUs Group Co.	95
9	Argonaut Group, Inc. (a)	182
38	Delphi Financial Group, Inc.	1,630
8	Direct General Corp.	158
- (h)	FBL Financial Group, Inc., Class A	9
7	LandAmerica Financial Group, Inc.	365
1	Navigators Group, Inc. (a)	20
2	NYMAGIC, Inc.	52

52	PMA Capital Corp., Class A (a)	412
7	Selective Insurance Group	314
8	Stewart Information Services Corp.	285
3	United Fire & Casualty Co.	108
5	Vesta Insurance Group, Inc.	18
18	Zenith National Insurance Corp.	928
		4,576
Internet & Catalog Retail — 0.2%
6	1-800-Flowers.com, Inc., Class A (a)	48
10	Insight Enterprises, Inc. (a)	183
8	J. Jill Group, Inc. (The) (a)	114
		345
Internet Software & Services — 2.5%
8	aQuantive, Inc. (a)	90
14	AsiaInfo Holdings, Inc. (a)	68
11	Autobytel, Inc. (a)	54
1	Blue Coat Systems, Inc. (a)	26
80	CMGI, Inc. (a)	166
29	CNET Networks, Inc. (a)	271
4	Corillian Corp. (a)	13
6	Digital Insight Corp. (a)	97
7	Digital River, Inc. (a)	203
26	Digitas, Inc. (a)	262
27	DoubleClick, Inc. (a)	211
68	EarthLink, Inc. (a)	616
4	Equinix, Inc. (a)	169
41	Homestore.com, Inc. (a)	91
8	InfoSpace, Inc. (a)	314
12	Internet Security Systems, Inc. (a)	216
1	Interwoven, Inc. (a)	9
9	Ipass, Inc. (a)	53
7	j2 Global Communications, Inc. (a)	247
41	Looksmart Ltd. (a)	37
9	Openwave Systems, Inc. (a)	111
1	Raindance Communications, Inc. (a)	2
9	Retek, Inc. (a)	96
30	SupportSoft, Inc. (a)	157
18	United Online, Inc. (a)	185
16	ValueClick, Inc. (a)	166
10	WebEx Communications, Inc. (a)	222
5	webMethods, Inc. (a)	26
8	Websense, Inc. (a)	403
		4,581
IT Services — 1.3%
10	CACI International, Inc., Class A (a)	526
28	Ciber, Inc. (a)	204
9	CSG System International, Inc. (a)	143
3	Euronet Worldwide, Inc. (a)	94
31	Gartner, Inc., Class A (a)	300
7	Intrado, Inc. (a)	84
10	Lionbridge Technologies, Inc. (a)	55
12	ManTech International Corp., Class A (a)	268
20	Perot Systems Corp., Class A (a)	265
43	Safeguard Scientifics, Inc. (a)	61
3	SRA International, Inc., Class A (a)	163
7	Startek, Inc.	114
18	SYKES Enterprises, Inc. (a)	124
7	Tyler Technologies, Inc. (a)	53
		2,454
Leisure Equipment & Products — 0.9%
27	JAKKS Pacific, Inc. (a)	575
11	K2, Inc. (a)	146
8	MarineMax, Inc. (a)	234
13	RC2 Corp. (a)	452
6	Steinway Musical Instruments, Inc. (a)	192
		1,599
Machinery — 3.3%
11	Astec Industries, Inc. (a)	248
14	Barnes Group, Inc.	367
7	Cascade Corp.	252
3	ESCO Technologies, Inc. (a)	201
12	Flowserve Corp. (a)	308
7	Greenbrier Cos., Inc.	253
13	JLG Industries, Inc.	276
19	Joy Global, Inc.	677
13	Lincoln Electric Holdings, Inc.	400

	12	Manitowoc Co., Inc.	477
	6	NACCO Industries, Inc., Class A	601
	10	Reliance Steel & Aluminum Co.	386
	5	Tecumseh Products Co., Class A	210
	11	Terex Corp. (a)	476
	4	Toro Co.	372
	6	Valmont Industries, Inc.	129
	9	Wabash National Corp.	222
	9	Watts Water Technologies, Inc., Class A	290
			6,145
Media — 2.3%
	4	Advo, Inc.	135
	7	Arbitron, Inc.	309
	4	Carmike Cinemas, Inc.	145
	6	Catalina Marketing Corp.	163
	37	Charter Communications, Inc., Class A (a)	59
	3	Digital Generation Systems (a)	4
	9	Emmis Communications Corp., Class A (a)	164
	8	Gray Television, Inc.	110
	8	Harris Interactive, Inc. (a)	35
	7	Insight Communications Co., Inc., Class A (a)	88
	8	Journal Register Co. (a)	126
	34	Lodgenet Entertainment Corp. (a)	639
	47	Mediacom Communications Corp., Class A (a)	305
	70	Primedia, Inc. (a)	304
	9	ProQuest Co. (a)	311
	11	R.H. Donnelly Corp. (a)	610
	5	Saga Communications, Inc., Class A (a)	74
	10	Scholastic Corp. (a)	365
	7	Valassis Communications, Inc. (a)	248
	16	World Wrestling Entertainment, Inc.	194
			4,388
Metals & Mining — 2.3%
	47	AK Steel Holding Corp. (a) (m)	520
	41	Commercial Metals Co.	1,398
	3	Metal Management, Inc.	77
	7	Metals USA, Inc. (a)	139
	7	NN, Inc.	84
	22	Quanex Corp.	1,162
	14	Ryerson Tull, Inc.	177
	4	Schnitzer Steel Industries, Inc.	137
	20	Steel Dynamics, Inc.	675
			4,369
Multi-Utilities & Unregulated Power — 1.6%
	11	Avista Corp.	193
	80	CMS Energy Corp. (a)	1,048
	20	Energen Corp.	1,325
	42	Sierra Pacific Resources (a)	453
			3,019
Multiline Retail — 0.2%
	17	ShopKo Stores, Inc. (a)	387
Oil & Gas — 4.4%
	4	Callon Petroleum Co. (a)	62
	5	Comstock Resources, Inc. (a)	155
	27	Denbury Resources, Inc. (a)	952
	4	Energy Partners Ltd. (a)	109
	2	Giant Industries, Inc. (a)	44
	34	Houston Exploration Co. (a)	1,948
	3	Magnum Hunter Resources, Inc. (a)	48
	9	Mission Resources Corp. (a)	64
	12	Overseas Shipholding Group, Inc.	761
	3	Penn Virginia Corp.	156
	1	Quicksilver Resources, Inc. (a)	49
	32	Southwestern Energy Co. (a)	1,833
	8	Stone Energy Corp. (a)	383
	18	Tesoro Corp. (a)	659
	23	Vintage Petroleum, Inc.	720
	8	World Fuel Services Corp.	252
			8,195
Paper & Forest Products — 0.1%
	5	Schweitzer-Mauduit International, Inc.	171
Pharmaceuticals — 1.7%
	10	Able Laboratories, Inc. (a)	226
	32	Adolor Corp. (a)	322
	4	Antigenics, Inc. (a)	26
	29	AtheroGenics, Inc. (a)	378

25	Auxilium Pharmaceuticals, Inc. (a)	150
138	AVANIR Pharmaceuticals, Class A (a)	305
13	Bone Care International, Inc. (a)	327
4	Bradley Pharmaceuticals, Inc. (a)	34
59	Cypress Bioscience, Inc. (a)	543
9	Impax Laboratories, Inc. (a)	141
5	Kos Pharmaceuticals, Inc. (a)	200
2	Medicines Co. (a)	50
15	Palatin Technologies, Inc. (a)	36
5	Par Pharmaceutical Cos., Inc. (a)	157
15	Valeant Pharmaceuticals International	342
		3,237
Real Estate — 7.3%
21	Affordable Residential Communities (REIT) (m)	263
18	American Financial Realty Trust (REIT)	263
24	American Home Mortgage Investment Corp. (REIT)	677
24	Anthracite Capital, Inc. (REIT)	268
13	Capital Automotive (REIT)	431
47	CarrAmerica Realty Corp. (REIT)	1,492
10	Entertainment Properties Trust (REIT)	423
24	FelCor Lodging Trust, Inc. (REIT) (a)	301
11	Gables Residential Trust (REIT)	356
11	Glimcher Realty Trust (REIT)	256
45	Government Properties Trust, Inc. (REIT)	445
10	Impac Mortgage Holdings, Inc. (REIT)	186
48	Innkeepers USA Trust (REIT)	616
6	LaSalle Hotel Properties (REIT)	166
12	Levitt Corp., Class A	308
22	Lexington Corp. Properties Trust (REIT)	493
29	LTC Properties, Inc. (REIT)	498
26	Maguire Properties, Inc. (REIT)	619
36	Meristar Hospitality Corp. (REIT) (a)	255
22	MFA Mortgage Investments, Inc. (REIT)	164
32	Mid-America Apartment Communities, Inc. (REIT)	1,150
3	National Health Investors, Inc. (REIT)	88
8	New Century Financial Corp. (REIT)	393
8	Novastar Financial, Inc. (REIT)	288
21	Pennsylvania Real Estate Investment Trust (REIT)	859
26	Prentiss Properties Trust (REIT)	881
30	RAIT Investment Trust (REIT)	813
15	Saul Centers, Inc. (REIT)	464
8	Taubman Centers, Inc. (REIT)	225
		13,641
Road & Rail — 1.7%
4	Amerco, Inc. (a)	181
6	Arkansas Best Corp.	219
14	Dollar Thrifty Automotive Group, Inc. (a)	465
18	Genesee & Wyoming, Inc., Class A (a)	474
4	Old Dominion Freight Line (a)	122
8	Overnite Corp.	240
19	RailAmerica, Inc. (a)	236
24	SCS Transportation, Inc. (a)	437
8	Swift Transportation Co., Inc. (a)	166
13	U.S. Xpress Enterprises, Inc., Class A (a)	209
19	Werner Enterprises, Inc.	365
		3,114
Semiconductors & Semiconductor Equipment — 3.3%
6	Actel Corp. (a)	86
8	ADE Corp. (a) (m)	167
23	AMIS Holdings, Inc. (a)	262
6	Asyst Technologies, Inc. (a)	28
4	ATMI, Inc. (a) (m)	100
10	August Technology Corp. (a)	114
32	Axcelis Technologies, Inc. (a)	232
12	Brooks Automation, Inc. (a)	184
9	Cabot Microelectronics Corp. (a)	273
- (h)	Ceva, Inc. (a)	2
18	Cirrus Logic, Inc. (a)	80
12	Credence Systems Corp. (a)	98
10	Cymer, Inc. (a)	260
5	Diodes, Inc. (a)	147
5	DSP Group, Inc. (a)	139
5	ESS Technology, Inc. (a)	27
5	Exar Corp. (a)	63
4	Genesis Microchip, Inc. (a)	56
6	Integrated Silicon Solutions, Inc. (a)	41

6	IXYS Corp. (a)	71
6	Kopin Corp. (a)	17
11	Lattice Semiconductor Corp. (a)	60
13	LTX Corp. (a)	58
15	Mattson Technology, Inc. (a)	116
20	Micrel, Inc. (a)	184
15	Microsemi Corp. (a)	237
10	Mindspeed Technologies, Inc. (a)	23
15	MIPS Technologies, Inc. (a)	177
4	MKS Instruments, Inc. (a)	67
12	Mykrolis Corp. (a)	177
9	Omnivision Technologies, Inc. (a)	138
74	ON Semiconductor Corp. (a)	292
16	Photronics, Inc. (a)	295
16	Pixelworks, Inc. (a)	131
4	Power Integrations, Inc. (a)	84
42	RF Micro Devices, Inc. (a)	220
10	Semitool, Inc. (a)	106
6	Sigmatel, Inc. (a)	217
17	Silicon Image, Inc. (a)	173
32	Silicon Storage Technology, Inc. (a)	121
2	Siliconix, Inc. (a)	71
29	Skyworks Solutions, Inc. (a)	184
3	Supertex, Inc. (a)	55
25	Transmeta Corp. (a)	23
2	Ultratech, Inc. (a)	29
5	Varian Semiconductor Equipment Associates, Inc. (a)	205
49	Vitesse Semiconductor Corp. (a)	132
1	White Electronic Designs Corp. (a)	4
6	Zoran Corp. (a)	62
		6,088
Software — 2.8%
5	Ansys, Inc. (a)	181
8	Ascential Software Corp. (a)	139
12	Aspen Technology, Inc. (a)	69
15	Borland Software Corp. (a)	119
1	Datastream Systems, Inc. (a)	7
14	E.piphany, Inc. (a)	48
7	Epicor Software Corp. (a)	97
6	EPIQ Systems, Inc. (a)	77
6	Factset Research Systems, Inc.	191
4	Filenet Corp. (a)	89
13	Hyperion Solutions Corp. (a)	556
10	Informatica Corp. (a)	81
2	Intervideo, Inc. (a)	19
3	InterVoice, Inc. (a)	30
8	JDA Software Group, Inc. (a)	107
3	Kronos, Inc. (a)	148
7	Macrovision Corp. (a)	157
9	Magma Design Automation, Inc. (a)	103
7	Manhattan Associates, Inc. (a)	134
5	Manugistics Group, Inc. (a)	8
5	MAPICS, Inc. (a)	66
13	Mentor Graphics Corp. (a)	178
2	MicroStrategy, Inc., Class A (a)	109
11	MRO Software, Inc. (a)	150
3	PalmSource, Inc. (a)	23
64	Parametric Technology Corp. (a)	357
5	Pegasystems, Inc. (a)	24
7	Portal Software, Inc. (a)	16
21	Progress Software Corp. (a)	550
2	Quality Systems, Inc. (a)	76
5	Quest Software, Inc. (a)	75
31	Secure Computing Corp. (a)	268
1	SPSS, Inc. (a)	24
2	SS&C Technologies, Inc.	46
10	Take-Two Interactive Software, Inc. (a)	372
4	Talx Corp.	75
3	TradeStation Group, Inc. (a)	16
11	Transaction Systems Architechs, Inc. (a)	248
20	Wind River Systems, Inc. (a)	297
		5,330
Specialty Retail — 4.2%
77	Aaron Rents, Inc. (m)	1,533
20	Aeropostale, Inc. (a)	645
22	Asbury Automotive Group, Inc. (a)	337

5	Big 5 Sporting Goods Corp.	111
21	Brookstone, Inc. (a)	333
4	Building Material Holding Corp.	178
14	Burlington Coat Factory Warehouse Corp.	402
5	Charlotte Russe Holding, Inc. (a)	68
76	Charming Shoppes, Inc. (a)	615
8	Children’s Place, Inc. (a)	358
2	Electronics Boutique Holdings Corp. (a)	103
13	Genesco, Inc. (a)	361
34	Hollywood Entertainment Corp. (a)	442
8	HOT Topic, Inc. (a)	177
1	Jo-Ann Stores, Inc. (a)	39
12	Lithia Motors, Inc., Class A	298
4	Movie Gallery, Inc.	115
1	Party City Corp. (a)	10
11	Select Comfort Corp. (a)	223
5	Sonic Automotive, Inc.	107
3	Sports Authority, Inc. (The) (a)	88
2	Stage Stores, Inc. (a)	88
23	Stein Mart, Inc. (a)	515
21	Too, Inc. (a)	521
4	Trans World Entertainment Corp. (a)	65
6	United Auto Group, Inc.	159
		7,891
Textiles, Apparel & Luxury Goods — 1.2%
4	Brown Shoe Co., Inc.	141
4	DHB Industries, Inc. (a)	38
10	Kellwood Co.	279
10	Kenneth Cole Productions, Inc., Class A	297
7	Movado Group, Inc.	126
21	Quicksilver, Inc. (a)	595
5	Russell Corp.	92
16	Skechers U.S.A., Inc., Class A (a)	251
9	Unifirst Corp.	343
		2,162
Thrifts & Mortgage Finance — 3.0%
11	Accredited Home Lenders Holding Co. (a)	380
38	Bank Atlantic Bancorp, Inc., Class A	656
5	Commercial Capital Bancorp, Inc.	92
20	Corus Bankshares, Inc.	968
5	Dime Community Bancshares	71
19	First Niagara Financial Group, Inc.	252
11	Flagstar Bancorp, Inc.	217
7	Gibraltar Industries, Inc.	145
3	ITLA Capital Corp. (a)	165
9	Partners Trust Financial Group, Inc.	91
23	Provident Bancorp, Inc.	279
33	R&G Financial Corp., Class B	1,026
9	Sterling Financial Corp. (a)	323
61	W Holding Co., Inc.	615
7	WSFS Financial Corp.	357
		5,637
Tobacco — 0.5%
41	DIMON, Inc.	254
15	Universal Corp.	682
		936
Trading Companies & Distributors — 1.1%
5	Aceto Corp.	37
73	Applied Industrial Technologies, Inc.	1,976
4	Nuco2, Inc. (a)	103
		2,116
Wireless Telecommunication Services — 0.2%
1	Aether Systems, Inc. (a)	2
8	Boston Communications Group (a)	58
18	Centennial Communications Corp. (a)	199
81	Dobson Communications Corp. (a)	163
		422
	Total Common Stocks (Cost $161,010)	182,946

SHORT-TERM INVESTMENTS — 2.3%
Investment Companies — 2.1%
3,814	JPMorgan Prime Money Market Fund (b) (m)	3,814

Principal Amount
U.S. Treasury Obligations — 0.2%
$425	U.S. Treasury Bill 1.88%, 11/30/05 (k)	421
	Total Short-Term Investments (Amortized Cost $4,238)	4,235

Total Investments — 100.0% (Cost/Amortized Cost $165,248)	187,181
Other Assets Less Liabilities — 0.0% (g)	51
Net Assets — 100.0%	$187,232

REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,745
Aggregate gross unrealized depreciation	(9,812)
Net unrealized appreciation/depreciation	$21,933

Federal income tax cost of investments	$165,248

Futures Contracts

(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 03/31/05	Unrealized Depreciation
14	Russell 2000 Index	June, 2005	$4,386	$(61)

JPMorgan Value Advantage Fund

Schedule of Portfolio Investments

As of March 31, 2005 (Unaudited)

(Amount in thousands)

Shares		Security Description	Value
COMMON STOCKS — 91.8%
Beverages — 2.0%
1		Anheuser-Busch Cos., Inc.	$66
Capital Markets — 3.1%
6		Charles Schwab Corp. (The)	63
1		Northern Trust Corp.	39
			102
Chemicals — 1.4%
1		International Flavors & Fragrances, Inc.	47
Commercial Banks — 6.4%
1		M&T Bank Corp.	51
2		North Fork Bancorp, Inc.	42
2		U.S. Bancorp	53
2		Wilmington Trust Corp.	61
			207
Commercial Services & Supplies — 2.5%
3		American Reprographics (a)	39
2		Cendant Corp.	42
			81
Construction Materials — 1.1%
1		Cemex S.A. de C.V. (ADR)	36
Containers & Packaging — 2.0%
2		Pactiv Corp. (a)	44
- (h	)	Temple-Inland, Inc.	22
			66
Diversified Telecommunication Services — 4.4%
1		Alltel Corp.	74
2		CenturyTel, Inc.	67
			141
Food Products — 1.8%
2		Fresh Del Monte Produce	58
Gas Utilities — 1.5%
1		UGI Corp.	48
Health Care Providers & Services — 4.1%
1		Coventry Health Care, Inc. (a)	48
3		Magellan Health Services, Inc. (a)	85
			133
Household Durables — 2.5%
2		WCI Communities, Inc. (a)	48
1		Yankee Candle Co., Inc. (a)	32
			80
Industrial Conglomerates — 0.9%
- (h	)	Alleghany Corp. (a) (m)	28
Insurance — 7.7%
1		Aflac, Inc.	36
- (h	)	American National Insurance Co.	37
2		IPC Holdings Ltd.	90
1		Midland Co. (The)	39
1		ProAssurance Corp. (a)	48
			250
Media — 13.2%
3		Clear Channel Communications, Inc.	114
3		Dex Media, Inc.	71
1		Gannett Co., Inc.	103
- (h	)	Washington Post Co. (The), Class B	138
			426

Oil & Gas — 3.6%
2		Kinder Morgan Management LLC (a)	$69
1		Teekay Shipping Corp.	47
			116
Paper & Forest Products — 1.7%
1		Neenah Paper, Inc.	46
- (h	)	Schweitzer-Mauduit International, Inc.	10
			56
Real Estate — 8.7%
2		Agree Realty Corp. (REIT)	59
2		National Health Investors, Inc. (REIT)	55
1		PS Business Parks, Inc., Class A (REIT)	48
3		W.P. Carey & Co. LLC	91
1		Washington Real Estate Investment Trust (REIT)	29
			282
Road & Rail — 1.5%
1		Amerco, Inc. (a)	49
Software — 1.6%
2		Microsoft Corp.	51
Specialty Retail — 6.4%
1		AutoZone, Inc. (a)	69
1		Best Buy Co., Inc.	73
3		Gap, Inc. (The)	65
			207
Textiles, Apparel & Luxury Goods — 5.9%
1		Columbia Sportswear Co. (a)	42
3		V.F. Corp.	148
			190
Thrifts & Mortgage Finance — 7.8%
1		Freddie Mac	73
2		Golden West Financial Corp.	139
1		Webster Financial Corp.	41
			253
		Total Common Stocks (Cost $3,017)	2,973

SHORT-TERM INVESTMENTS — 14.4%
Investment Companies — 14.4%
465		JPMorgan Prime Money Market Fund (b) (m)
		(Amortized Cost $465)	465

Total Investments — 106.2%
(Cost/Amortized Cost $3,482)			3,438
Other Liabilities in Excess of Assets — (6.2)%			(201)
Net Assets — 100.0%			$3,237

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(h)	Amount rounds to less than one thousand.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13
Aggregate gross unrealized depreciation	(57)
Net unrealized appreciation/depreciation	$(44)

Federal income tax cost of investments	$3,482

ITEM 2. CONTROLS AND PROCEDURES.

(a)   The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)   Effective February 19, 2005, the Registrant changed its Administrator from JPMorgan Chase Bank to JPMorgan Funds Management, Inc.  In addition, J.P. Morgan Investor Services, Co. now serves as the sub-administrator. The Administrator and sub-administrator prepare financial reports and administrative filings on behalf of the Registrant. All pre-existing policies and procedures remain substantially the same.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ George C. W. Gatch
George C. W. Gatch
President
May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch
George C. W. Gatch
President
May 26, 2005

By:	/s/ Suzanne Cioffi
Suzanne Cioffi
Principal Financial Officer
May 26, 2005